UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21746

Name of Fund: Small Cap Premium & Dividend Income Fund Inc. (RCC)

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer, Small Cap Premium & Dividend Income Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant's telephone number, including area code: (877) 449-4742

Date of fiscal year end: 12/31/2007

Date of reporting period: 01/01/2007 - 12/31/2007

Item 1 - Report to Stockholders

Small Cap Premium &
Dividend Income Fund Inc.

Annual Report
December 31, 2007

[LOGO] IQ INVESTMENT                            BLACKROCK
           ADVISORS

Small Cap Premium & Dividend Income Fund Inc.

Portfolio Information as of December 31, 2007

                                                                      Percent of
Ten Largest Holdings                                                  Net Assets
--------------------------------------------------------------------------------
Hologic, Inc. .......................................................    0.6%
CF Industries Holdings, Inc. ........................................    0.4
Exterran Holdings, Inc. .............................................    0.4
Terra Industries, Inc. ..............................................    0.3
Priceline.com, Inc. .................................................    0.3
Flir Systems, Inc. ..................................................    0.3
Equinix, Inc. .......................................................    0.3
Chipotle Mexican Grill, Inc. Class B ................................    0.2
Inverness Medical Innovations, Inc. .................................    0.2
Bucyrus International, Inc. .........................................    0.2
--------------------------------------------------------------------------------

                                                                      Percent of
Five Largest Industries                                               Net Assets
--------------------------------------------------------------------------------
Computer Services Software & Systems ................................    5.5%
Real Estate Investment Trusts (REITs) ...............................    5.0
Banks: Outside New York City ........................................    4.8
Services: Commercial ................................................    3.0
Drugs & Pharmaceuticals .............................................    3.0
--------------------------------------------------------------------------------

                                                                      Percent of
Sector Representation                                      Long-Term Investments
--------------------------------------------------------------------------------
Financial Services ..................................................   20.4%
Consumer Discretionary ..............................................   17.1
Technology ..........................................................   14.2
Health Care .........................................................   13.9
Materials & Processing ..............................................   10.0
Producer Durables ...................................................    7.6
Other Energy ........................................................    6.0
Utilities ...........................................................    4.4
Auto & Transportation ...............................................    3.5
Consumer Staples ....................................................    2.3
Other ...............................................................    0.4
Integrated Oils .....................................................    0.2
--------------------------------------------------------------------------------
      For Fund portfolio compliance purposes, the Fund's industry and sector classifications refer to any one or more of the industry and sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry and sector sub-classifications for reporting ease.


2       SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.       DECEMBER 31, 2007

A Summary From Your Fund's Portfolio Managers

      We are pleased to provide you with this shareholder report for Small Cap Premium & Dividend Income Fund Inc. While the Fund is advised by IQ Investment Advisors LLC, the following is provided by BlackRock Investment Management, LLC, the Fund's subadviser.

The investment objectives of Small Cap Premium & Dividend Income Fund Inc. (the "Fund") are to provide shareholders with a high level of income, with a secondary goal of capital appreciation. The Fund pursues its investment objectives principally through a two-part strategy. First, the Fund will invest in a statistically selected sample of stocks included in the Russell 2000(R) Index (the "Index") and/or other investments that have economic characteristics similar to the securities that comprise the Index, which may include futures, forward, swap and option contracts based on the Index, as well as other investment funds with a composition similar to that of the Index. Second, the Fund will write (sell) call options on the Index or on exchange-traded funds ("ETFs") which seek to track the performance of the Index with respect to some or all of the value of its assets. There can be no assurance that the Fund will achieve its investment objectives.

For the annual period ended December 31, 2007, the Fund had a total investment return as set forth in the table below, based on the change per share in net asset value of $18.80 to $17.19. For the same period, the Fund's unmanaged reference index, the Russell 2000 Index, had a total return as shown below. All of the Fund and index information presented includes the reinvestment of any dividends or distributions. Distribution information may be found in the Notes to Financial Statements, Note 5.

--------------------------------------------------------------------------------
                                                      Russell 2000
Period                                        Fund*      Index**      Difference
--------------------------------------------------------------------------------
Fiscal year ended
December 31, 2007                             2.63%      (1.57%)        4.20%
--------------------------------------------------------------------------------
Since inception
(July 29, 2005)                              18.26%      16.01%         2.25%
--------------------------------------------------------------------------------
*     Fund performance information is net of expenses.
**    The reference index has no expenses associated with performance.

For more detail with regard to the Fund's total investment return based on a change in the per share market value of the Fund's Common Stock (as measured by the trading price of the Fund's shares on the New York Stock Exchange), please refer to the Financial Highlights section of this report.

As a closed-end fund, the Fund's shares may trade in the secondary market at a premium or discount to the Fund's net asset value. As a result, total investment returns based on changes in the market value of the Fund's Common Stock can vary significantly from total investment returns based on changes in the Fund's net asset value.

Jonathan A. Clark
Portfolio Manager

Debra L. Jelilian
Portfolio Manager

Jeffrey L. Russo, CFA
Portfolio Manager

January 15, 2008

Russell 2000 is a registered trademark of the Frank Russell Company.


  SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.       DECEMBER 31, 2007       3

Summary Schedule of Investments as of December 31, 2007        (in U.S. dollars)

This summary schedule of investments is presented to help investors focus on the Fund's principal holdings. It includes the Fund's 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund's net assets. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the Securities and Exchange Commission. In addition, the summary schedule of investments allows the adviser certain efficiencies. As such, any cost savings in report production or printing are passed on to the Fund and, ultimately to Fund shareholders. A complete schedule of investments is available without charge, upon request, by calling 1-877-449-4742 or on the Securities and Exchange Commission's website at http://www.sec.gov.

====================================================================================================================================
                                                Shares                                                                    Percent of
Industry                                          Held      Common Stocks                                  Value          Net Assets
====================================================================================================================================
Advertising Agencies                                        Other Securities                           $    929,519          0.4%
------------------------------------------------------------------------------------------------------------------------------------
Aerospace                                                   Other Securities                              1,687,548          0.7
------------------------------------------------------------------------------------------------------------------------------------
Agriculture, Fishing & Ranching                             Other Securities                                154,340          0.1
------------------------------------------------------------------------------------------------------------------------------------
Air Transport                                               Other Securities                              1,610,748          0.7
------------------------------------------------------------------------------------------------------------------------------------
Aluminum                                                    Other Securities                                436,861          0.2
------------------------------------------------------------------------------------------------------------------------------------
Auto Parts: After Market                                    Other Securities                                218,269          0.1
------------------------------------------------------------------------------------------------------------------------------------
Auto Parts: Original Equipment                              Other Securities                              1,110,374          0.5
------------------------------------------------------------------------------------------------------------------------------------
Auto, Trucks & Parts                                        Other Securities                                255,261          0.1
------------------------------------------------------------------------------------------------------------------------------------
Banks: New York City                                        Other Securities                                207,684          0.1
------------------------------------------------------------------------------------------------------------------------------------
Banks: Outside New York City                                Other Securities                             11,204,040          4.8
------------------------------------------------------------------------------------------------------------------------------------
Beverage: Brewers (Wineries)                                Other Securities                                 60,240          0.0
------------------------------------------------------------------------------------------------------------------------------------
Beverage: Soft Drinks                                       Other Securities                                292,007          0.1
------------------------------------------------------------------------------------------------------------------------------------
Biotechnology Research & Production              5,900      Alexion Pharmaceuticals, Inc. (a)               442,677          0.2
                                                 9,500      OSI Pharmaceuticals, Inc. (a)                   460,845          0.2
                                                            Other Securities                              4,883,970          2.1
                                                                                                       -----------------------------
                                                                                                          5,787,492          2.5
------------------------------------------------------------------------------------------------------------------------------------
Building Materials                                          Other Securities                              1,105,757          0.5
------------------------------------------------------------------------------------------------------------------------------------
Building: Cement                                            Other Securities                                 18,315          0.0
------------------------------------------------------------------------------------------------------------------------------------
Building: Heating & Plumbing                                Other Securities                                134,271          0.1
------------------------------------------------------------------------------------------------------------------------------------
Building: Miscellaneous                                     Other Securities                                391,907          0.2
------------------------------------------------------------------------------------------------------------------------------------
Building: Roofing & Wallboard                               Other Securities                                 64,834          0.0
------------------------------------------------------------------------------------------------------------------------------------
Cable Television Services                                   Other Securities                                242,794          0.1
------------------------------------------------------------------------------------------------------------------------------------
Casinos & Gambling                               8,700      Bally Technologies, Inc. (a)                    432,564          0.2
                                                            Other Securities                              1,001,723          0.4
                                                                                                       -----------------------------
                                                                                                          1,434,287          0.6
------------------------------------------------------------------------------------------------------------------------------------
Chemicals                                        8,900      CF Industries Holdings, Inc.                    979,534          0.4
                                                19,300      Hercules, Inc.                                  373,455          0.2
                                                            Other Securities                              2,961,975          1.2
                                                                                                       -----------------------------
                                                                                                          4,314,964          1.8
------------------------------------------------------------------------------------------------------------------------------------
Coal                                                        Other Securities                                454,989          0.2
------------------------------------------------------------------------------------------------------------------------------------
Commercial Information Services                             Other Securities                                349,835          0.1
------------------------------------------------------------------------------------------------------------------------------------
Communications & Media                                      Other Securities                                328,695          0.1
------------------------------------------------------------------------------------------------------------------------------------
Communications Technology                       23,500      Foundry Networks, Inc. (a)                      411,720          0.2
                                                            Other Securities                              5,315,087          2.2
                                                                                                       -----------------------------
                                                                                                          5,726,807          2.4
------------------------------------------------------------------------------------------------------------------------------------
Computer Services Software                      12,600      Ansys, Inc. (a)                                 522,396          0.2
& Systems                                        5,800      Equinix, Inc. (a)                               586,206          0.3
                                                 6,600      Micros Systems, Inc. (a)                        463,056          0.2
                                                23,500      Nuance Communications, Inc. (a)                 438,980          0.2
                                                26,140      SAIC, Inc. (a)                                  525,937          0.2
                                                14,700      Sybase, Inc. (a)                                383,523          0.2
                                                            Other Securities                              9,896,680          4.2
                                                                                                       -----------------------------
                                                                                                         12,816,778          5.5
------------------------------------------------------------------------------------------------------------------------------------


4       SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.       DECEMBER 31, 2007

Summary Schedule of Investments (continued)     (in U.S. dollars)

====================================================================================================================================
                                                Shares                                                                    Percent of
Industry                                          Held      Common Stocks                                  Value          Net Assets
====================================================================================================================================
Computer Technology                                         Other Securities                           $  1,994,796          0.8%
------------------------------------------------------------------------------------------------------------------------------------
Construction                                                Other Securities                                681,646          0.3
------------------------------------------------------------------------------------------------------------------------------------
Consumer Electronics                                        Other Securities                              1,914,904          0.8
------------------------------------------------------------------------------------------------------------------------------------
Consumer Products                                           Other Securities                              1,194,466          0.5
------------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Metals                  11,200      AptarGroup, Inc.                                458,192          0.2
& Glass                                                     Other Securities                                662,632          0.3
                                                                                                       -----------------------------
                                                                                                          1,120,824          0.5
------------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Paper & Plastic                     Other Securities                                141,347          0.1
------------------------------------------------------------------------------------------------------------------------------------
Copper                                                      Other Securities                                179,738          0.1
------------------------------------------------------------------------------------------------------------------------------------
Cosmetics                                                   Other Securities                                394,484          0.2
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services                              Other Securities                              1,510,993          0.6
------------------------------------------------------------------------------------------------------------------------------------
Diversified Materials & Processing              15,400      Hexcel Corp. (a)                                373,912          0.1
                                                            Other Securities                              1,574,857          0.7
                                                                                                       -----------------------------
                                                                                                          1,948,769          0.8
------------------------------------------------------------------------------------------------------------------------------------
Drug & Grocery Store Chains                                 Other Securities                              1,283,234          0.6
------------------------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals                         15,600      BioMarin Pharmaceuticals, Inc. (a)              552,240          0.3
                                                13,000      MGI Pharma, Inc. (a)                            526,890          0.2
                                                 8,920      Onyx Pharmaceuticals, Inc. (a)                  496,130          0.2
                                                12,600      Perrigo Co.                                     441,126          0.2
                                                            Other Securities                              4,965,640          2.1
                                                                                                       -----------------------------
                                                                                                          6,982,026          3.0
------------------------------------------------------------------------------------------------------------------------------------
Education Services                               9,800      DeVry, Inc.                                     509,208          0.2
                                                 2,400      Strayer Education, Inc.                         409,392          0.2
                                                            Other Securities                                584,498          0.2
                                                                                                       -----------------------------
                                                                                                          1,503,098          0.6
------------------------------------------------------------------------------------------------------------------------------------
Electrical & Electronics                                    Other Securities                                649,984          0.3
------------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment & Components                4,500      Genlyte Group, Inc. (a)                         428,400          0.2
                                                            Other Securities                              1,789,131          0.8
                                                                                                       -----------------------------
                                                                                                          2,217,531          1.0
------------------------------------------------------------------------------------------------------------------------------------
Electrical: Household Appliance                             Other Securities                                 42,128          0.0
------------------------------------------------------------------------------------------------------------------------------------
Electronics                                     21,600      Flir Systems, Inc. (a)                          676,080          0.3
                                                            Other Securities                              1,006,126          0.4
                                                                                                       -----------------------------
                                                                                                          1,682,206          0.7
------------------------------------------------------------------------------------------------------------------------------------
Electronics: Instruments, Gauges                 4,890      Itron, Inc. (a)                                 469,293          0.2
& Meters                                                    Other Securities                                211,296          0.1
                                                                                                       -----------------------------
                                                                                                            680,589          0.3
------------------------------------------------------------------------------------------------------------------------------------
Electronics: Medical Systems                    19,480      Hologic, Inc. (a)                             1,337,107          0.6
                                                 8,707      Illumina, Inc. (a)                              515,977          0.2
                                                            Other Securities                              1,791,355          0.8
                                                                                                       -----------------------------
                                                                                                          3,644,439          1.6
------------------------------------------------------------------------------------------------------------------------------------
Electronics: Semi-Conductors/                               Other Securities                              4,419,387          1.9
Components
------------------------------------------------------------------------------------------------------------------------------------
Electronics: Technology                                     Other Securities                              1,103,003          0.5
------------------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous                                        Other Securities                              1,687,409          0.7
------------------------------------------------------------------------------------------------------------------------------------
Engineering & Contracting Services                          Other Securities                                752,853          0.3
------------------------------------------------------------------------------------------------------------------------------------
Entertainment                                               Other Securities                                661,681          0.3
------------------------------------------------------------------------------------------------------------------------------------
Fertilizers                                     15,000      Terra Industries, Inc. (a)                      716,400          0.3
------------------------------------------------------------------------------------------------------------------------------------
Finance Companies                                           Other Securities                                225,476          0.1
------------------------------------------------------------------------------------------------------------------------------------
Finance: Small Loan                                         Other Securities                                246,705          0.1
------------------------------------------------------------------------------------------------------------------------------------
Financial Data Processing Services                          Other Securities                              1,683,357          0.7
& Systems
------------------------------------------------------------------------------------------------------------------------------------


  SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.       DECEMBER 31, 2007       5

Summary Schedule of Investments (continued)     (in U.S. dollars)

====================================================================================================================================
                                                Shares                                                                    Percent of
Industry                                          Held      Common Stocks                                  Value          Net Assets
====================================================================================================================================
Financial Information Services                              Other Securities                           $    749,313          0.3%
------------------------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous                         10,600      Sotheby's Holdings, Inc. Class A                403,860          0.2
                                                            Other Securities                              1,026,891          0.4
                                                                                                       -----------------------------
                                                                                                          1,430,751          0.6
------------------------------------------------------------------------------------------------------------------------------------
Foods                                                       Other Securities                              2,426,910          1.0
------------------------------------------------------------------------------------------------------------------------------------
Forest Products                                             Other Securities                                172,224          0.1
------------------------------------------------------------------------------------------------------------------------------------
Forms & Bulk Printing Services                              Other Securities                                166,372          0.1
------------------------------------------------------------------------------------------------------------------------------------
Funeral Parlors & Cemeteries                                Other Securities                                145,960          0.1
------------------------------------------------------------------------------------------------------------------------------------
Glass                                                       Other Securities                                 83,839          0.0
------------------------------------------------------------------------------------------------------------------------------------
Gold                                            75,700      Coeur d'Alene Mines Corp. (a)                   373,958          0.1
                                                            Other Securities                                149,812          0.1
                                                                                                       -----------------------------
                                                                                                            523,770          0.2
------------------------------------------------------------------------------------------------------------------------------------
Health Care Facilities                                      Other Securities                              1,274,179          0.5
------------------------------------------------------------------------------------------------------------------------------------
Health Care Management Services                             Other Securities                              1,865,483          0.8
------------------------------------------------------------------------------------------------------------------------------------
Health Care Services                                        Other Securities                              1,688,476          0.7
------------------------------------------------------------------------------------------------------------------------------------
Homebuilding                                                Other Securities                                207,186          0.1
------------------------------------------------------------------------------------------------------------------------------------
Hotel/Motel                                                 Other Securities                                149,132          0.1
------------------------------------------------------------------------------------------------------------------------------------
Household Furnishings                                       Other Securities                                859,058          0.4
------------------------------------------------------------------------------------------------------------------------------------
Identification Control & Filter Devices                     Other Securities                              1,413,885          0.6
------------------------------------------------------------------------------------------------------------------------------------
Industrial Products                                         Other Securities                                 61,479          0.0
------------------------------------------------------------------------------------------------------------------------------------
Insurance: Life                                             Other Securities                                929,233          0.4
------------------------------------------------------------------------------------------------------------------------------------
Insurance: Multi-Line                                       Other Securities                              2,475,207          1.1
------------------------------------------------------------------------------------------------------------------------------------
Insurance: Property-Casualty                    14,200      Aspen Insurance Holdings Ltd.                   409,528          0.2
                                                            Other Securities                              3,383,322          1.4
                                                                                                       -----------------------------
                                                                                                          3,792,850          1.6
------------------------------------------------------------------------------------------------------------------------------------
Investment Management Companies                 13,700      Waddell & Reed Financial, Inc. Class A          494,433          0.2
                                                            Other Securities                              1,559,683          0.7
                                                                                                       -----------------------------
                                                                                                          2,054,116          0.9
------------------------------------------------------------------------------------------------------------------------------------
Jewelry, Watches & Gemstones                                Other Securities                                378,892          0.2
------------------------------------------------------------------------------------------------------------------------------------
Leisure Time                                                Other Securities                                938,025          0.4
------------------------------------------------------------------------------------------------------------------------------------
Machine Tools                                               Other Securities                                 48,015          0.0
------------------------------------------------------------------------------------------------------------------------------------
Machinery & Engineering                                     Other Securities                                210,395          0.1
------------------------------------------------------------------------------------------------------------------------------------
Machinery: Agricultural                                     Other Securities                                146,639          0.1
------------------------------------------------------------------------------------------------------------------------------------
Machinery: Construction & Handling                          Other Securities                                252,536          0.1
------------------------------------------------------------------------------------------------------------------------------------
Machinery: Engines                                          Other Securities                                254,045          0.1
------------------------------------------------------------------------------------------------------------------------------------
Machinery: Industrial/Specialty                             Other Securities                              1,746,210          0.7
------------------------------------------------------------------------------------------------------------------------------------
Machinery: Oil Well Equipment                    9,707      Exterran Holdings, Inc. (a)                     794,033          0.4
& Services                                                  Other Securities                              2,658,839          1.1
                                                                                                       -----------------------------
                                                                                                          3,452,872          1.5
------------------------------------------------------------------------------------------------------------------------------------
Machinery: Specialty                             5,850      Bucyrus International, Inc.                     581,432          0.2
                                                            Other Securities                                226,454          0.1
                                                                                                       -----------------------------
                                                                                                            807,886          0.3
------------------------------------------------------------------------------------------------------------------------------------
Manufactured Housing                                        Other Securities                                169,850          0.1
------------------------------------------------------------------------------------------------------------------------------------
Manufacturing                                               Other Securities                                127,028          0.1
------------------------------------------------------------------------------------------------------------------------------------
Medical & Dental Instruments                    11,150      Immucor, Inc. (a)                               378,989          0.2
& Supplies                                      10,620      Inverness Medical Innovations, Inc. (a)         596,632          0.2
                                                 4,400      Ventana Medical Systems, Inc. (a)               383,812          0.2
                                                            Other Securities                              5,247,156          2.2
                                                                                                       -----------------------------
                                                                                                          6,606,589          2.8
------------------------------------------------------------------------------------------------------------------------------------


6       SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.       DECEMBER 31, 2007

Summary Schedule of Investments (continued)     (in U.S. dollars)

====================================================================================================================================
                                                Shares                                                                    Percent of
Industry                                          Held      Common Stocks                                  Value          Net Assets
====================================================================================================================================
Medical Services                                            Other Securities                           $    699,492          0.3%
------------------------------------------------------------------------------------------------------------------------------------
Metal Fabricating                                           Other Securities                              2,151,328          0.9
------------------------------------------------------------------------------------------------------------------------------------
Metals & Minerals Miscellaneous                             Other Securities                              1,644,849          0.7
------------------------------------------------------------------------------------------------------------------------------------
Milling: Fruit & Grain Processing                           Other Securities                                 16,014          0.0
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Business &                                    Other Securities                                 45,952          0.0
Consumer Discretionary
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Consumer Staples                              Other Securities                                 80,992          0.0
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Health Care                                   Other Securities                                 15,990          0.0
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials                                     Other Securities                                361,917          0.2
& Commodities
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials & Processing                        Other Securities                                540,446          0.2
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Producer Durables                             Other Securities                                112,597          0.1
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Technology                                    Other Securities                                426,705          0.2
------------------------------------------------------------------------------------------------------------------------------------
Multi-Sector Companies                                      Other Securities                                908,453          0.4
------------------------------------------------------------------------------------------------------------------------------------
Office Furniture & Business Equipment                       Other Securities                                648,291          0.3
------------------------------------------------------------------------------------------------------------------------------------
Offshore Drilling                                4,400      Atwood Oceanics, Inc. (a)                       441,056          0.2
                                                            Other Securities                                361,929          0.1
                                                                                                       -----------------------------
                                                                                                            802,985          0.3
------------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers                            26,550      PetroHawk Energy Corp. (a)                      459,581          0.2
                                                 6,500      Whiting Petroleum Corp. (a)                     374,790          0.2
                                                            Other Securities                              5,076,792          2.1
                                                                                                       -----------------------------
                                                                                                          5,911,163          2.5
------------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated Domestic                                    Other Securities                                267,339          0.1
------------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated International                               Other Securities                                 46,965          0.0
------------------------------------------------------------------------------------------------------------------------------------
Paints & Coatings                                           Other Securities                                375,730          0.2
------------------------------------------------------------------------------------------------------------------------------------
Paper                                                       Other Securities                                894,268          0.4
------------------------------------------------------------------------------------------------------------------------------------
Photography                                                 Other Securities                                 14,130          0.0
------------------------------------------------------------------------------------------------------------------------------------
Plastics                                                    Other Securities                                 73,320          0.0
------------------------------------------------------------------------------------------------------------------------------------
Pollution Control &                                         Other Securities                                543,128          0.2
Environmental Services
------------------------------------------------------------------------------------------------------------------------------------
Power Transmission Equipment                                Other Securities                                233,740          0.1
------------------------------------------------------------------------------------------------------------------------------------
Printing & Copying Services                                 Other Securities                                591,967          0.2
------------------------------------------------------------------------------------------------------------------------------------
Production Technology Equipment                             Other Securities                              2,572,657          1.1
------------------------------------------------------------------------------------------------------------------------------------
Publishing: Miscellaneous                                   Other Securities                                448,056          0.2
------------------------------------------------------------------------------------------------------------------------------------
Publishing: Newspapers                                      Other Securities                                550,493          0.2
------------------------------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters                                     Other Securities                                704,734          0.3
------------------------------------------------------------------------------------------------------------------------------------
Railroad Equipment                                          Other Securities                                424,977          0.2
------------------------------------------------------------------------------------------------------------------------------------
Railroads                                                   Other Securities                                109,973          0.0
------------------------------------------------------------------------------------------------------------------------------------
Real Estate                                                 Other Securities                                616,531          0.3
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs)            5,200      Alexandria Real Estate Equities, Inc.           528,684          0.2
                                                10,300      Anthracite Capital, Inc. (b)                     74,572          0.0
                                                14,000      Nationwide Health Properties, Inc.              439,180          0.2
                                                16,600      Realty Income Corp.                             448,532          0.2
                                                            Other Securities                             10,233,590          4.4
                                                                                                       -----------------------------
                                                                                                         11,724,558          5.0
------------------------------------------------------------------------------------------------------------------------------------
Recreational Vehicles & Boats                               Other Securities                                524,446          0.2
------------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:                                  Other Securities                                187,317          0.1
------------------------------------------------------------------------------------------------------------------------------------
Commercial
Rental & Leasing Services: Consumer                         Other Securities                                545,353          0.2
------------------------------------------------------------------------------------------------------------------------------------


  SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.       DECEMBER 31, 2007       7

Summary Schedule of Investments (continued)     (in U.S. dollars)

====================================================================================================================================
                                                Shares                                                                    Percent of
Industry                                          Held      Common Stocks                                  Value          Net Assets
====================================================================================================================================
Restaurants                                      5,200      Chipotle Mexican Grill, Inc. Class B (a)   $    639,860          0.2%
                                                            Other Securities                              2,291,662          1.0
                                                                                                       -----------------------------
                                                                                                          2,931,522          1.2
------------------------------------------------------------------------------------------------------------------------------------
Retail                                           6,000      Priceline.com, Inc. (a)                         689,160          0.3
                                                            Other Securities                              5,715,929          2.4
                                                                                                       -----------------------------
                                                                                                          6,405,089          2.7
------------------------------------------------------------------------------------------------------------------------------------
Savings & Loan                                              Other Securities                              2,327,921          1.0
------------------------------------------------------------------------------------------------------------------------------------
Scientific Equipment & Suppliers                            Other Securities                                401,826          0.2
------------------------------------------------------------------------------------------------------------------------------------
Securities Brokerage & Services                             Other Securities                              1,119,236          0.5
------------------------------------------------------------------------------------------------------------------------------------
Services: Commercial                             7,400      FTI Consulting, Inc. (a)                        456,136          0.2
                                                            Other Securities                              6,696,900          2.8
                                                                                                       -----------------------------
                                                                                                          7,153,036          3.0
------------------------------------------------------------------------------------------------------------------------------------
Shipping                                                    Other Securities                              1,446,105          0.6
------------------------------------------------------------------------------------------------------------------------------------
Shoes                                                       Other Securities                              1,174,275          0.5
------------------------------------------------------------------------------------------------------------------------------------
Steel                                                       Other Securities                                639,632          0.3
------------------------------------------------------------------------------------------------------------------------------------
Sugar                                                       Other Securities                                 35,663          0.0
------------------------------------------------------------------------------------------------------------------------------------
Telecommunications Equipment                    14,300      Polycom, Inc. (a)                               397,254          0.2
                                                            Other Securities                              1,028,810          0.4
                                                                                                       -----------------------------
                                                                                                          1,426,064          0.6
------------------------------------------------------------------------------------------------------------------------------------
Textile Products                                            Other Securities                                145,248          0.1
------------------------------------------------------------------------------------------------------------------------------------
Textiles Apparel Manufacturers                              Other Securities                              1,597,112          0.7
------------------------------------------------------------------------------------------------------------------------------------
Tires & Rubber                                              Other Securities                                278,336          0.1
------------------------------------------------------------------------------------------------------------------------------------
Tobacco                                                     Other Securities                                464,753          0.2
------------------------------------------------------------------------------------------------------------------------------------
Toys                                                        Other Securities                                370,348          0.2
------------------------------------------------------------------------------------------------------------------------------------
Transportation Miscellaneous                                Other Securities                                429,722          0.2
------------------------------------------------------------------------------------------------------------------------------------
Truckers                                                    Other Securities                                844,616          0.4
------------------------------------------------------------------------------------------------------------------------------------
Utilities: Cable TV & Radio                                 Other Securities                                 40,392          0.0
------------------------------------------------------------------------------------------------------------------------------------
Utilities: Electrical                            6,700      ITC Holdings Corp.                              378,014          0.1
                                                15,800      Westar Energy, Inc.                             409,852          0.2
                                                            Other Securities                              2,813,376          1.2
                                                                                                       -----------------------------
                                                                                                          3,601,242          1.5
------------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Distributors                                 Other Securities                              1,883,051          0.8
------------------------------------------------------------------------------------------------------------------------------------
Utilities: Miscellaneous                                    Other Securities                                227,530          0.1
------------------------------------------------------------------------------------------------------------------------------------
Utilities: Telecommunications                   23,730      Time Warner Telecom, Inc. Class A (a)           481,482          0.2
                                                            Other Securities                              2,276,451          1.0
                                                                                                       -----------------------------
                                                                                                          2,757,933          1.2
------------------------------------------------------------------------------------------------------------------------------------
Utilities: Water                                            Other Securities                                411,980          0.2
------------------------------------------------------------------------------------------------------------------------------------
Wholesale & International Trade                             Other Securities                                336,864          0.1
------------------------------------------------------------------------------------------------------------------------------------
Wholesalers                                     18,200      LKQ Corp. (a)                                   382,564          0.1
                                                            Other Securities                                430,259          0.2
                                                                                                       -----------------------------
                                                                                                            812,823          0.3
------------------------------------------------------------------------------------------------------------------------------------
                                                            Total Common Stocks
                                                            (Cost -- $201,969,927)                      205,289,669         87.5
====================================================================================================================================


8       SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.       DECEMBER 31, 2007

Summary Schedule of Investments (concluded)     (in U.S. dollars)

====================================================================================================================================
                                                Shares                                                                    Percent of
                                                  Held      Investment Companies                          Value           Net Assets
====================================================================================================================================
                                                 1,000      BlackRock Kelso Capital Corp. (b)          $     15,280          0.0%
                                                            Other Securities                                254,233          0.1
------------------------------------------------------------------------------------------------------------------------------------
                                                            Total Investment Companies
                                                            (Cost -- $343,489)                              269,513          0.1
====================================================================================================================================

====================================================================================================================================

                                                  Face
                                                Amount      Short-Term Securities
====================================================================================================================================
Time Deposits                              $32,181,442      State Street Bank & Trust Co., 3.25%
                                                              due 1/02/2008                              32,181,442         13.7
------------------------------------------------------------------------------------------------------------------------------------
                                                            Total Short-Term Securities
                                                            (Cost -- $32,181,442)                        32,181,442         13.7
====================================================================================================================================
                                                            Total Investments Before Options Written
                                                            (Cost -- $234,494,858*)                     237,740,624        101.3
====================================================================================================================================

====================================================================================================================================

                                             Number of
                                             Contracts      Options Written
====================================================================================================================================
Call Options Written                               750      Russell 2000 Index, expiring January 2008
                                                              at USD 770                                 (1,177,500)        (0.5)
                                                   750      Russell 2000 Index, expiring January 2008
                                                              at USD 780                                   (836,250)        (0.3)
------------------------------------------------------------------------------------------------------------------------------------
                                                            Total Options Written
                                                            (Premiums Received -- $3,235,500)            (2,013,750)        (0.8)
====================================================================================================================================
Total Investments, Net of Options Written (Cost -- $231,259,358)                                        235,726,874        100.5

Liabilities in Excess of Other Assets                                                                    (1,174,454)        (0.5)
                                                                                                       -----------------------------
Net Assets                                                                                             $234,552,420        100.0%
                                                                                                       =============================

* The cost and unrealized appreciation (depreciation) of investments, as of December 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost .........................................    $ 237,617,800
                                                                  =============
      Gross unrealized appreciation ..........................    $   4,448,732
      Gross unrealized depreciation ..........................       (4,325,908)
                                                                  -------------
      Net unrealized appreciation ............................    $     122,824
                                                                  =============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                       Purchase    Sales    Realized    Dividend
      Affiliate                          Cost      Cost       Gain       Income
      --------------------------------------------------------------------------
      Anthracite
      Capital, Inc.                    $ 6,075    $6,012      $304      $11,690
      BlackRock Kelso
      Capital Corp.                    $15,419        --        --           --
      --------------------------------------------------------------------------

o For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.
o "Other Securities" represent issues that are not identified as the 50 largest holdings of the Fund and issues not exceeding 1% of net assets. Some securities or a portion thereof, in this category are held as collateral in connection with open financial futures contracts.
o Financial futures contracts purchased as of December 31, 2007 were as follows:

      --------------------------------------------------------------------------
      Number of                     Expiration         Face          Unrealized
      Contracts        Issue           Date            Value        Appreciation
      --------------------------------------------------------------------------
        75            Russell         March
                     2000 Index        2008         $28,884,339        $73,161
      --------------------------------------------------------------------------

      See Notes to Financial Statements.


  SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.       DECEMBER 31, 2007       9

Statement of Assets, Liabilities and Capital

As of December 31, 2007
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Investments in unaffiliated securities, at value (identified cost -- $234,358,977) .                      $ 237,650,772
            Investments in affiliated securities, at value (identified cost -- $135,881) .......                             89,852
            Cash ...............................................................................                              6,531
            Receivables:
                Securities sold ................................................................    $     874,632
                Options written ................................................................          376,750
                Dividends ......................................................................          295,462
                Interest .......................................................................            2,905         1,549,749
                                                                                                    -------------------------------
            Total assets .......................................................................                        239,296,904
                                                                                                                      -------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
            Options written, at value (premiums received -- $3,235,500) ........................                          2,013,750
            Payables:
                Dividends and distributions to shareholders ....................................        1,168,039
                Securities purchased ...........................................................          681,594
                Options written ................................................................          515,750
                Investment adviser .............................................................          184,562
                Variation margin ...............................................................           32,958         2,582,903
                                                                                                    -------------
            Accrued expenses ...................................................................                            147,831
                                                                                                                      -------------
            Total liabilities ..................................................................                          4,744,484
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets .........................................................................                      $ 234,552,420
                                                                                                                      =============
===================================================================================================================================
Capital
-----------------------------------------------------------------------------------------------------------------------------------
            Common Stock, par value $.001 per share, 100,000,000 shares authorized .............                      $      13,645
            Paid-in capital in excess of par ...................................................                        245,512,932
            Undistributed investment income -- net .............................................    $     732,199
            Accumulated realized capital losses -- net .........................................      (16,247,033)
            Unrealized appreciation -- net .....................................................        4,540,677
                                                                                                    -------------
            Total accumulated losses -- net ....................................................                        (10,974,157)
                                                                                                                      -------------
            Total capital -- Equivalent to $17.19 per share based on 13,644,510 shares
              of Common Stock outstanding (market price -- $15.74) .............................                      $ 234,552,420
                                                                                                                      =============

      See Notes to Financial Statements.


10       SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.       DECEMBER 31, 2007

Statement of Operations

For the Year Ended December 31, 2007
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
            Dividends (including $11,690 from affiliates and net of $806 foreign
              withholding tax) .................................................................                      $   2,694,140
            Interest ...........................................................................                          1,188,450
                                                                                                                      -------------
            Total income .......................................................................                          3,882,590
                                                                                                                      -------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
            Investment advisory fees ...........................................................    $   2,297,927
            Accounting services ................................................................           98,050
            Professional fees ..................................................................           84,370
            Directors' fees and expenses .......................................................           59,391
            Transfer agent fees ................................................................           48,098
            Repurchase offer ...................................................................           39,108
            Listing fees .......................................................................           23,750
            Other ..............................................................................           19,780
                                                                                                    -------------
            Total expenses before reimbursement ................................................        2,670,474
            Reimbursement of expenses ..........................................................          (33,667)
                                                                                                    -------------
            Total expenses after reimbursement .................................................                          2,636,807
                                                                                                                      -------------
            Investment income -- net ...........................................................                          1,245,783
                                                                                                                      -------------
===================================================================================================================================
Realized & Unrealized Gain (Loss) -- Net
-----------------------------------------------------------------------------------------------------------------------------------
            Realized gain (loss) on:
                Investments (including $304 from affiliates) -- net ............................       11,059,861
                Financial futures contracts -- net .............................................         (736,829)
                Options written -- net .........................................................        9,869,168        20,192,200
                                                                                                    -------------
            Change in unrealized appreciation/depreciation on:
                Investments -- net .............................................................      (16,144,275)
                Financial futures contracts -- net .............................................          176,931
                Options written -- net .........................................................         (253,500)      (16,220,844)
                                                                                                    -------------------------------
            Total realized and unrealized gain -- net ..........................................                          3,971,356
                                                                                                                      -------------
            Net Increase in Net Assets Resulting from Operations ...............................                      $   5,217,139
                                                                                                                      =============

      See Notes to Financial Statements.


  SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.       DECEMBER 31, 2007       11

Statements of Changes in Net Assets

                                                                                                           For the Year Ended
                                                                                                              December 31,
                                                                                                    -------------------------------
Increase (Decrease) in Net Assets:                                                                       2007              2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income -- net ...........................................................    $   1,245,783     $   1,228,837
            Realized gain -- net ...............................................................       20,192,200        11,354,409
            Unrealized appreciation/depreciation -- net ........................................      (16,220,844)       23,345,428
                                                                                                    -------------------------------
            Net increase in net assets resulting from operations ...............................        5,217,139        35,928,674
                                                                                                    -------------------------------
===================================================================================================================================
Dividends & Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income -- net ...........................................................       (1,099,977)       (3,289,476)
            Realized gain -- net ...............................................................      (21,655,076)      (26,589,848)
            Tax return of capital ..............................................................       (4,501,255)       (1,629,839)
                                                                                                    -------------------------------
            Net decrease in net assets resulting from dividends and distributions
              to shareholders ..................................................................      (27,256,308)      (31,509,163)
                                                                                                    -------------------------------
===================================================================================================================================
Common Stock Transactions
-----------------------------------------------------------------------------------------------------------------------------------
            Adjustment of offering costs resulting from the issuance of Common Stock ...........          135,048                --
            Net redemption of Common Stock resulting from a repurchase offer
              (includes $3,451 and $45,013 of repurchase fees, respectively) ...................         (924,375)      (77,602,567)
            Value of shares issued to Common Stock shareholders in reinvestment of
              dividends and distributions ......................................................        1,527,886         2,027,985
                                                                                                    -------------------------------
            Net increase (decrease) in net assets resulting from Common Stock transactions .....          738,559       (75,574,582)
                                                                                                    -------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Total decrease in net assets .......................................................      (21,300,610)      (71,155,071)
            Beginning of year ..................................................................      255,853,030       327,008,101
                                                                                                    -------------------------------
            End of year* .......................................................................    $ 234,552,420     $ 255,853,030
                                                                                                    ===============================
                * Undistributed investment income -- net .......................................    $     732,199     $     547,285
                                                                                                    ===============================

      See Notes to Financial Statements.


12       SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.       DECEMBER 31, 2007

Financial Highlights

                                                                                                                     For the Period
                                                                                        For the Year Ended              July 29,
                                                                                           December 31,                 2005+ to
The following per share data and ratios have been derived                         -----------------------------       December 31,
from information provided in the financial statements.                                2007              2006              2005
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
            Net asset value, beginning of period .............................    $     18.80       $     18.16       $     19.10
                                                                                  -------------------------------------------------
            Investment income -- net*** ......................................            .09               .08               .04
            Realized and unrealized gain (loss) -- net .......................            .29++            2.56++            (.12)
                                                                                  -------------------------------------------------
            Total from investment operations .................................            .38              2.64              (.08)
                                                                                  -------------------------------------------------
            Less dividends and distributions:
                Investment income -- net .....................................           (.08)             (.23)             (.03)
                Realized gain -- net .........................................          (1.59)            (1.67)               --
                Tax return of capital ........................................           (.33)             (.10)             (.80)
                                                                                  -------------------------------------------------
            Total dividends and distributions ................................          (2.00)            (2.00)             (.83)
                                                                                  -------------------------------------------------
            Offering costs and adjustments resulting from
              the issuance of Common Stock ...................................            .01                --              (.03)
                                                                                  -------------------------------------------------
            Net asset value, end of period ...................................    $     17.19       $     18.80       $     18.16
                                                                                  =================================================
            Market price per share, end of period ............................    $     15.74       $     19.49       $     16.09
                                                                                  =================================================
===================================================================================================================================
Total Investment Return**
-----------------------------------------------------------------------------------------------------------------------------------
            Based on net asset value per share ...............................           2.63%            15.40%             (.14%)@
                                                                                  =================================================
            Based on market price per share ..................................          (9.36%)           35.03%           (15.51%)@
                                                                                  =================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Expenses .........................................................           1.05%             1.09%             1.07%*
                                                                                  =================================================
            Expenses, net of reimbursement ...................................           1.03%             1.09%             1.07%*
                                                                                  =================================================
            Investment income -- net .........................................            .49%              .41%              .56%*
                                                                                  =================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period (in thousands) .........................    $   234,552       $   255,853       $   327,008
                                                                                  =================================================
            Portfolio turnover ...............................................             15%               26%                3%
                                                                                  =================================================

*     Annualized.
** Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
***   Based on average shares outstanding.
+     Commencement of operations.
++    Includes repurchase fees, which are less than $.01 per share.
@     Aggregate total investment return.

      See Notes to Financial Statements.


  SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.       DECEMBER 31, 2007       13

Notes to Financial Statements

1. Significant Accounting Policies:

Small Cap Premium & Dividend Income Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company with a fixed term of existence of approximately five years. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund determines and makes available for publication the net asset value of its Common Stock on a daily basis. The Fund's Common Stock shares are listed on the New York Stock Exchange ("NYSE") under the symbol RCC. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Equity securities held by the Fund that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in the over-the-counter ("OTC") market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Effective September 4, 2007, exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade and previously were valued at the last sales price. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the investment adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund's Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates generally will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund's Board of Directors or by the investment adviser using a pricing service and/or procedures approved by the Fund's Board of Directors.

(b) Derivative financial instruments -- The Fund will engage in various portfolio investment strategies both to enhance its returns or as a proxy for a direct investment in securities underlying the Fund's index. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security or index, or if the counterparty does not perform under the contract. The counterparty for certain instruments may pledge cash or securities as collateral.

o Options -- The Fund purchases and writes call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related


14       SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.       DECEMBER 31, 2007
      premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). Written and purchased options are non-income producing investments.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Portions of the distributions paid by the Fund during the years ended December 31, 2007 and December 31, 2006 were characterized as a tax return of capital.

(f) Offering expenses -- Direct expenses relating to the public offering of the Fund's Common Stock were charged to capital at the time of issuance of the shares. Any adjustments to estimates of offering costs were recorded to capital.

(g) Recent accounting pronouncements -- Effective June 29, 2007, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. and various state tax returns. No income tax returns are currently under examination. All tax years of the Fund are open at this time.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

(h) Reclassification -- U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $39,108 has been reclassified between paid-in capital in excess of par and accumulated distributions in excess of net investment income as a result of a permanent difference attributable to non-deductible expenses. This reclassification has no effect on net assets or net asset values per share.


  SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.       DECEMBER 31, 2007       15

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory and Management Agreement with IQ Investment Advisors LLC ("IQ"), an indirect subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."). IQ is responsible for the investment advisory, management and administrative services to the Fund. In addition, IQ provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate equal to .90% of the average daily value of the Fund's net assets plus borrowings for leverage and other investment purposes. In addition, IQ has entered into a Subadvisory Agreement with BlackRock Investment Management, LLC (the "Subadviser"), an indirect, wholly owned subsidiary of BlackRock, Inc. ("BlackRock"), pursuant to which the Subadviser provides certain investment advisory services to IQ with respect to the Fund. For such services, IQ pays the Subadviser a monthly fee at an annual rate of .39% of the average daily value of the Fund's net assets plus borrowings for leverage and other investment purposes. There is no increase in the aggregate fees paid by the Fund for these services.

IQ has entered into an Administration Agreement with Princeton Administrators, LLC (the "Administrator"). The Administration Agreement provides that IQ pays the Administrator a fee from its investment advisory fee at an annual rate equal to .12% of the average daily value of the Fund's net assets plus borrowings for leverage and other investment purposes for the performance of administrative and other services necessary for the operation of the Fund. There is no increase in the aggregate fees paid by the Fund for these services. The Administrator is an indirect subsidiary of BlackRock. ML & Co. is a principal owner of BlackRock.

Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of IQ, received $3,872 in commissions on the execution of portfolio security transactions for the Fund for the year ended December 31, 2007.

Certain officers of the Fund are officers and/or directors of IQ, ML & Co., BlackRock or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2007 were $34,485,542 and $58,931,921, respectively.

Transactions in options written for the year ended December 31, 2007 were as follows:

-------------------------------------------------------------------------------
                                                       Number of     Premiums
                                                       Contracts     Received
-------------------------------------------------------------------------------
Outstanding call options written,
  at beginning of year .......................           1,650     $  2,422,350
Options written ..............................          23,290       38,925,940
Options expired ..............................          (5,925)      (8,552,214)
Options closed ...............................         (17,515)     (29,560,576)
                                                       ------------------------
Outstanding call options written,
  at end of year .............................           1,500     $  3,235,500
                                                       ========================

4. Common Stock Transactions:

The Fund is authorized to issue 100,000,000 shares of stock, par value $.001 per share, all of which were initially classified as Common Stock. The Board of Directors is authorized, however, to classify and reclassify any unissued shares of Common Stock without approval of the holders of Common Stock.

Shares issued and outstanding during the year ended December 31, 2007 increased by 82,012 as a result of dividend and distribution reinvestments and decreased by 49,300 as a result of a repurchase offer. Shares issued and outstanding during the year ended December 31, 2006 increased by 107,871 as a result of dividend reinvestments and decreased by 4,501,309 as a result of a repurchase offer.

Subject to the approval of the Board of Directors, the Fund will make offers to repurchase its shares at annual (approximately 12-month) intervals. The shares tendered in the repurchase offer will be subject to a repurchase fee retained by the Fund to compensate the Fund for expenses directly related to the repurchase offer.

With regard to repurchase fees, IQ will reimburse the Fund for the cost of expenses paid in excess of 2% of the value of the shares that are repurchased.


16       SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.       DECEMBER 31, 2007

Notes to Financial Statements (concluded)

5. Distributions to Shareholders:

The tax character of distributions paid during the years ended December 31, 2007 and December 31, 2006 was as follows:

--------------------------------------------------------------------------------
                                                       12/31/2007     12/31/2006
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ................................    $18,128,392    $24,149,954
  Long-term capital gains ........................      4,626,661      5,729,370
  Tax return of capital ..........................      4,501,255      1,629,839
                                                      --------------------------
Total distributions ..............................    $27,256,308    $31,509,163
                                                      ==========================

As of December 31, 2007 the components of accumulated losses on a tax basis were as follows:

------------------------------------------------------------------------------
Undistributed ordinary income -- net .........................              --
Undistributed long-term capital gains -- net .................              --
                                                                  ------------
Total undistributed earnings -- net ..........................              --
Capital loss carryforward ....................................              --
Unrealized losses -- net .....................................    $(10,974,157)*
                                                                  ------------
Total accumulated losses -- net ..............................    $(10,974,157)
                                                                  ============

* The difference between book-basis and tax-basis net unrealized losses is attributable primarily to the tax deferral of losses on straddles, the realization for tax purposes of unrealized gains (losses) on certain financial futures contracts and options, the deferral of post-October capital losses for tax purposes, the realization for tax purposes of unrealized gains (losses) on certain securities that are part of a straddle and other book/tax temporary differences.


  SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.       DECEMBER 31, 2007       17

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of Small Cap Premium & Dividend Income Fund Inc.:

We have audited the accompanying statement of assets, liabilities and capital, including the summary schedule of investments, of Small Cap Premium & Dividend Income Fund Inc. as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the respective periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Small Cap Premium & Dividend Income Fund Inc. as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the respective periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, NJ
February 29, 2008


18       SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.       DECEMBER 31, 2007

Fundamental Periodic Repurchase Policy

The Board of Directors approved a fundamental policy whereby the Fund would adopt an "interval fund" structure pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the "1940 Act"). As an interval fund, the Fund will make annual repurchase offers at net asset value (less repurchase fee not to exceed 2%) to all Fund shareholders. The percentage of outstanding shares that the Fund can repurchase in each offer will be established by the Fund's Board of Directors shortly before the commencement of each offer, and will be between 5% and 25% of the Fund's then outstanding shares.

The Fund has adopted the following fundamental policy regarding periodic repurchases:

a) The Fund will make offers to repurchase its shares at annual (approximately 12-month) intervals pursuant to Rule 23c-3 under the 1940 Act ("Offers"). The Board of Directors may place such conditions and limitations on an Offer, as may be permitted under Rule 23c-3.

b) The repurchase request deadline for each Offer, by which the Fund must receive repurchase requests submitted by shareholders in response to the most recent Offer, will be on approximately the anniversary of the prior year's repurchase request deadline; and will be the fourteenth day prior to such exercise date; provided, that in the event that such day is not a business day, the repurchase request deadline will be the business day subsequent to the fourteenth day prior to the exercise date of the call spreads and written call options (the "Repurchase Request Deadline").

c) The maximum number of days between a Repurchase Request Deadline and the next repurchase pricing date will be fourteen days; provided that if the fourteenth day after a Repurchase Request Deadline is not a business day, the repurchase pricing date shall be the next business day (the "Repurchase Pricing Date").

d) Offers may be suspended or postponed under certain circumstances, as provided for in Rule 23c-3. (For further details, see Note 4 to the Financial Statements.)

Under the terms of the Offer for the most recent annual period, the Fund offered to purchase up to 684,690 shares from shareholders at an amount per share equal to the Fund's net asset value per share calculated as of the close of business of the New York Stock Exchange on July 20, 2007, ten business days after Friday, July 6, 2007, the Repurchase Request Deadline. As of July 20, 2007, 49,300 shares, or .36% of the Fund's outstanding shares, were repurchased by the Fund at $18.82 per share (subject to a repurchase fee of .38% of the net asset value per share), the Fund's net asset value per share was determined as of 4:00 p.m. EST, Friday, July 20, 2007.

Fund Certification

In May 2007, the Fund filed its Chief Executive Officer Certification for the prior year with the New York Stock Exchange pursuant to Section 303A.12(a) of the New York Stock Exchange Corporate Governance Listing Standards.

The Fund's Chief Executive Officer and Chief Financial Officer Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 were filed with the Fund's Form N-CSR and are available on the Securities and Exchange Commission's website at http://www.sec.gov.

Important Tax Information

The following information is provided with respect to the taxable ordinary income portion of the distribution paid by Small Cap Premium & Dividend Income Fund Inc. to shareholders of record on June 21, 2007 and December 20, 2007:

------------------------------------------------------------------------------------------
Qualified Dividend Income for Individuals ....................................      .13%*
Dividends Qualifying for the Dividends Received Deduction for Corporations ...      .12%*
Interest-Related Dividends for Non-U.S. Residents ............................     5.73%**
Short-Term Capital Gain Dividends for Non-U.S. Residents .....................    62.48%**
------------------------------------------------------------------------------------------

* The Fund hereby designates the percentage indicated above or the maximum amount allowable by law.
** Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Additionally, the Fund distributed long-term capital gains of $.169750 per share to shareholders of record on June 21, 2007 and December 20, 2007.


  SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.       DECEMBER 31, 2007       19

Automatic Dividend Reinvestment Plan

How the Plan Works -- The Fund offers a Dividend Reinvestment Plan (the "Plan") under which income and capital gains dividends paid by the Fund are automatically reinvested in additional shares of Common Stock of the Fund. The Plan is administered on behalf of the shareholders by The Bank of New York Mellon (the "Plan Agent"). Under the Plan, whenever the Fund declares a dividend, participants in the Plan will receive the equivalent in shares of Common Stock of the Fund. The Plan Agent will acquire the shares for the participant's account either (i) through receipt of additional unissued but authorized shares of the Fund ("newly issued shares") or (ii) by purchase of outstanding shares of Common Stock on the open market on the New York Stock Exchange or elsewhere. If, on the dividend payment date, the Fund's net asset value per share is equal to or less than the market price per share plus estimated brokerage commissions (a condition often referred to as a "market premium"), the Plan Agent will invest the dividend amount in newly issued shares. If the Fund's net asset value per share is greater than the market price per share (a condition often referred to as a "market discount"), the Plan Agent will invest the dividend amount by purchasing on the open market additional shares. If the Plan Agent is unable to invest the full dividend amount in open market purchases, or if the market discount shifts to a market premium during the purchase period, the Plan Agent will invest any uninvested portion in newly issued shares. The shares acquired are credited to each shareholder's account. The amount credited is determined by dividing the dollar amount of the dividend by either (i) when the shares are newly issued, the net asset value per share on the date the shares are issued or (ii) when shares are purchased in the open market, the average purchase price per share.

Participation in the Plan -- Participation in the Plan is automatic, that is, a shareholder is automatically enrolled in the Plan when he or she purchases shares of Common Stock of the Fund unless the shareholder specifically elects not to participate in the Plan. Shareholders who elect not to participate will receive all dividend distributions in cash. Shareholders who do not wish to participate in the Plan, must advise the Plan Agent in writing (at the address set forth below) that they elect not to participate in the Plan. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by writing to the Plan Agent.

Benefits of the Plan -- The Plan provides an easy, convenient way for shareholders to make additional, regular investments in the Fund. The Plan promotes a long-term strategy of investing at a lower cost. All shares acquired pursuant to the Plan receive voting rights. In addition, if the market price plus commissions of the Fund's shares is above the net asset value, participants in the Plan will receive shares of the Fund for less than they could otherwise purchase them and with a cash value greater than the value of any cash distribution they would have received. However, there may not be enough shares available in the market to make distributions in shares at prices below the net asset value. Also, since the Fund does not redeem shares, the price on resale may be more or less than the net asset value.

Plan Fees -- There are no enrollment fees or brokerage fees for participating in the Plan. The Plan Agent's service fees for handling the reinvestment of distributions are paid for by the Fund. However, brokerage commissions may be incurred when the Fund purchases shares on the open market and shareholders will pay a pro rata share of any such commissions.

Tax Implications -- The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. Therefore, income and capital gains may still be realized even though shareholders do not receive cash. Participation in the Plan generally will not affect the tax-exempt status of exempt interest dividends paid by the Fund. If, when the Fund's shares are trading at a market premium, the Fund issues shares pursuant to the Plan that have a greater fair market value than the amount of cash reinvested, it is possible that all or a portion of the discount from the market value (which may not exceed 5% of the fair market value of the Fund's shares) could be viewed as a taxable distribution. If the discount is viewed as a taxable distribution, it is also possible that the taxable character of this discount would be allocable to all the shareholders, including shareholders who do not participate in the Plan. Thus, shareholders who do not participate in the Plan might be required to report as ordinary income a portion of their distributions equal to their allocable share of the discount.

Contact Information -- All correspondence concerning the Plan, including any questions about the Plan, should be directed to the Plan Agent at BNY Mellon Shareowner Services, P.O. Box 358035, Pittsburgh, PA 15252-8035, Telephone:
877-296-3711.


20       SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.       DECEMBER 31, 2007

Directors and Officers

                                                                                                     Number of
                                                                                                     IQ Advisors-
                                                                                                     Affiliate
                                                                                                     Advised Funds   Other Public
                           Position(s)   Length of                                                   and Portfolios  Directorships
                           Held with     Time                                                        Overseen By     Held by
Name        Address & Age  Fund          Served**  Principal Occupation(s) During Past 5 Years       Director        Director
====================================================================================================================================
Non-Interested Directors*
------------------------------------------------------------------------------------------------------------------------------------
Paul        P.O. Box 9095  Director &    2005 to   Professor, Columbia University Business School    11              None
Glasserman  Princeton, NJ  Chairman of   present   since 1991; Senior Vice Dean since July 2004.
            08543-9095     the Audit
            Age: 45        Committee
------------------------------------------------------------------------------------------------------------------------------------
Steven W.   P.O. Box 9095  Director &    2005 to   Retired since August 2002; Managing Director,     11              Ametek, Inc.
Kohlhagen   Princeton, NJ  Chairman of   present   Wachovia National Bank and its predecessors
            08543-9095     Nominating              (1992 - 2002).
            Age: 60        & Corporate
                           Governance
                           Committee
------------------------------------------------------------------------------------------------------------------------------------
William J.  P.O. Box 9095  Director &    2005 to   Retired since November 2004; Chairman and         11              None
Rainer      Princeton, NJ  Chairman of   present   Chief Executive Officer, OneChicago, LLC, a
            08543-9095     the Board               designated contract market (2001 - 2004);
            Age: 61                                Chairman, U.S. Commodity Futures
                                                   Trading Commission (1999 - 2001).
------------------------------------------------------------------------------------------------------------------------------------
Laura S.    P.O. Box 9095  Director      2007 to   Independent Consultant; Commissioner of the       11              CA, Inc.
Unger       Princeton, NJ                present   Securities and Exchange Commission (1997 -                        (software) and
            08543-9095                             2002), including Acting Chairperson of the SEC                    Ambac Financial
            Age: 46                                from February to August 2001; Regulatory Expert                   Group, Inc.
                                                   for CNBC (2002 - 2003).
            ------------------------------------------------------------------------------------------------------------------------
            *     Each of the Non-Interested Directors is a member of the Audit Committee and the Nominating and Corporate
                  Governance Committee.
            **    Each Director will serve for a term of one year and until his successor is elected and qualifies, or his earlier death, resignation or removal as provided in the Fund's Bylaws, charter or by statute.


  SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.       DECEMBER 31, 2007       21

Directors and Officers (concluded)

                           Position(s)   Length of
                           Held with     Time
Name        Address & Age  Fund          Served    Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund Officers*
------------------------------------------------------------------------------------------------------------------------------------
Mitchell    P.O. Box 9011  President     2005 to   IQ Investment Advisors LLC, President since April 2004; MLPF&S, Managing
M. Cox      Princeton, NJ                present   Director, Head of Global Investments & Insurance Solutions and Head of Global
            08543-9011                             Alternative Investments since 2008; MLPF&S, Managing Director, Head of Financial
            Age: 42                                Products Group since 2007; Head of Global Wealth Management Market Investments &
                                                   Origination (2003 - 2007); MLPF&S, FAM Distributors ("FAMD"), Director since
                                                   2006; IQ Financial Products LLC, Director since 2006.
------------------------------------------------------------------------------------------------------------------------------------
Justin C.   P.O. Box 9011  Vice          2005 to   IQ Investment Advisors LLC, Vice President since 2005; MLPF&S, Managing
Ferri       Princeton, NJ  President     present   Director, Structured and Alternative Solutions since 2008; MLPF&S, Director,
            08543-9011                             Structured and Alternative Solutions in 2007; Director, Global Wealth Management
            Age: 32                                Market Investments & Origination (2005 - 2007); MLPF&S, Vice President, Global
                                                   Private Client Market Investments & Origination (2005); MLPF&S, Vice President,
                                                   Head of Global Private Client Rampart Equity Derivatives (2004 - 2005); MLPF&S,
                                                   Vice President, Co-Head Global Private Client Domestic Analytic Development
                                                   (2002 - 2004); mPower Advisors LLC, Vice President, Quantitative Development
                                                   (1999 - 2002).
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011  Vice          2005 to   IQ Investment Advisors LLC, Secretary and Treasurer (2004 - March 2007);
Burke       Princeton, NJ  President     present   BlackRock, Inc., Managing Director since 2006; Merrill Lynch Investment
            08543-9011     and                     Managers, L.P. ("MLIM") and Fund Asset Management ("FAM") Managing Director
            Age: 47        Secretary               (2006); MLIM and FAM, First Vice President (1997 - 2005) and Treasurer (1999 -
                                                   2006); Princeton Services, Inc., Senior Vice President and Treasurer (1999 -
                                                   2006).
------------------------------------------------------------------------------------------------------------------------------------
James E.    P.O. Box 9011  Vice          2007 to   IQ Investment Advisors LLC, Treasurer since March 2007; MLPF&S, Director,
Hillman     Princeton, NJ  President     present   Structured and Alternative Solutions since 2007; Director, Global Wealth
            08543-9011     and                     Management Market Investments & Origination (September 2006 - 2007); Managed
            Age: 50        Treasurer               Account Advisors LLC, Vice President and Treasurer since November 2006;
                                                   Director, Citigroup Alternative Investments Tax Advantaged Short Term Fund in
                                                   2006; Director, Korea Equity Inc. Fund in 2006; Independent Consultant, January
                                                   to September 2006; Managing Director, The Bank of New York, Inc. (1999 - 2006).
------------------------------------------------------------------------------------------------------------------------------------
Catherine   P.O. Box 9011  Chief         2007 to   IQ Investment Advisors LLC, Chief Compliance Officer since April 2007; Merrill
A.          Princeton, NJ  Compliance    present   Lynch & Co., Inc., Director, Corporate Compliance since September 2007;
Johnston    08543-9011     Officer                 BlackRock, Inc., Director (2006 - 2007); MLIM, Director (2003 - 2006), Vice
            Age: 53                                President (1998 - 2003).
------------------------------------------------------------------------------------------------------------------------------------
Martin G.   P.O. Box 9011  Chief         2006 to   IQ Investment Advisors LLC, Chief Legal Officer since June 2006; Merrill Lynch &
Byrne       Princeton, NJ  Legal         present   Co., Inc., Office of General Counsel, Managing Director since 2006, First Vice
            08543-9011     Officer                 President (2002 - 2006), Director (2000 - 2002); Managed Account Advisors LLC,
            Age: 45                                Chief Legal Officer since November 2006; FAMD, Director since 2006.
------------------------------------------------------------------------------------------------------------------------------------
Jay M.      P.O. Box 9011  Vice          2005 to   IQ Investment Advisors LLC, Vice President (2005 - March 2007); BlackRock, Inc.,
Fife        Princeton, NJ  President     present   Managing Director since 2007; BlackRock, Inc., Director in 2006; MLIM, Director
            08543-9011                             (2000 - 2006); MLPF&S, Director (2000) and Vice President (1997 - 2000).
            Age: 37
------------------------------------------------------------------------------------------------------------------------------------
Colleen R.  P.O. Box 9011  Vice          2005 to   IQ Investment Advisors LLC, Chief Administrative Officer and Secretary since
Rusch       Princeton, NJ  President     present   2007, Vice President since 2005; MLPF&S, Director, Structured and Alternative
            08543-9011     and                     Solutions since 2007; MLPF&S, Director, Global Wealth Management Market
            Age: 40        Assistant               Investments & Origination (2005 - 2007); MLIM, Director from January 2005 to
                           Secretary               July 2005; Vice President of MLIM (1998 - 2004).
            ------------------------------------------------------------------------------------------------------------------------
            *     Officers of the Fund serve at the pleasure of the Board of Directors.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

BNY Mellon Shareowner Services
480 Washington Boulevard
Jersey City, NJ 07310

NYSE Symbol

RCC


22       SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.       DECEMBER 31, 2007

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this website at http://www.icsdelivery.com/live and follow the instructions.

When you visit this site, you will obtain a personal identification number
(PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.

Contact Information

For more information regarding the Fund, please visit www.IQIAFunds.com or contact us at 1-877-449-4742.


  SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.       DECEMBER 31, 2007       23

  [LOGO]
    IQ
INVESTMENT
 ADVISORS                                                      www.IQIAFunds.com

Small Cap Premium & Dividend Income Fund Inc. seeks to provide shareholders with a high level of income, with a secondary goal of capital appreciation.

This report, including the financial information herein, is transmitted to shareholders of Small Cap Premium & Dividend Income Fund Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge at www.IQIAFunds.com/proxyvoting.asp; or upon request by calling toll-free 1-877-449-4742 or through the Securities and Exchange Commission's website at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.IQIAFunds.com/proxyvoting.asp; and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

Small Cap Premium & Dividend Income Fund Inc.
P.O. Box 9011
Princeton, NJ 08543-9011

                                                                 #IQRCC -- 12/07

Item 2 - Code of Ethics - The registrant (or the "Fund") has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge upon request by calling toll-free 1-877-449-4742.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and
            (ii) each audit committee financial expert is independent: (1) Alan
            R. Batkin (resigned as of February 22, 2007) and (2) Steven W. Kohlhagen.

            Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 -    Principal Accountant Fees and Services

----------------------------------------------------------------------------------------------------------------------------------
                         (a) Audit Fees          (b) Audit-Related Fees(1)        (c) Tax Fees(2)            (d) All Other Fees
----------------------------------------------------------------------------------------------------------------------------------
                      Current      Previous        Current      Previous        Current      Previous        Current      Previous
                    Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal
Registrant Name         End        Year End          End        Year End          End        Year End          End        Year End
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Premium
& Dividend Income
Fund Inc.             $33,000      $33,000           $0            $0           $8,500        $19,000         $0             $0
----------------------------------------------------------------------------------------------------------------------------------

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.

            (e)(1) Audit Committee Pre-Approval Policies and Procedures:

                  The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are
            a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

            (e)(2) None of the services described in each of Items 4(b) through
            (d) were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

            (f) Not Applicable

            (g) Affiliates' Aggregate Non-Audit Fees:

            --------------------------------------------------------------------
                                               Current Fiscal    Previous Fiscal
                 Registrant Name                  Year End           Year End
            --------------------------------------------------------------------
            Small Cap Premium &
            Dividend Income Fund Inc.           $2,102,500         $1,980,000
            --------------------------------------------------------------------

            (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant's investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
            (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

            Regulation S-X Rule 2-01(c)(7)(ii) - $0, 0%

Item 5 - Audit Committee of Listed Registrants - The following individuals are members of the registrant's separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)):

            Alan R. Batkin (resigned as of February 22, 2007)
            Steven W. Kohlhagen
            Paul Glasserman
            William J. Rainer
            Laura S. Unger (effective September 12, 2007)

Item 6 -    Schedule of Investments - attached hereto.

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                  Shares
Industry                            Held  Common Stocks                                                Value
---------------------------------------------------------------------------------------------------------------
Advertising Agencies - 0.4%        2,700  DG FastChannel, Inc. (a)                                $      69,228
                                   2,800  Greenfield Online, Inc. (a)                                    40,908
                                   5,100  inVentiv Health, Inc. (a)                                     157,896
                                   4,000  Marchex, Inc. Class B                                          43,440
                                   6,800  National CineMedia, Inc.                                      171,428
                                   7,800  Valassis Communications, Inc. (a)                              91,182
                                  16,230  ValueClick, Inc. (a)                                          355,437
                                                                                                  -------------
                                                                                                        929,519
---------------------------------------------------------------------------------------------------------------
Aerospace - 0.7%                     800  AeroVironment, Inc. (a)                                        19,360
                                   2,100  Argon ST, Inc. (a)                                             38,976
                                   7,200  Curtiss-Wright Corp.                                          361,440
                                   4,200  Heico Corp.                                                   228,816
                                   2,500  Ladish Co., Inc. (a)                                          107,975
                                   1,500  MTC Technologies, Inc. (a)                                     35,250
                                   6,300  Moog, Inc. Class A (a)                                        288,603
                                   9,600  Orbital Sciences Corp. (a)                                    235,392
                                   5,700  Teledyne Technologies, Inc. (a)                               303,981
                                   1,500  TransDigm Group, Inc. (a)                                      67,755
                                                                                                  -------------
                                                                                                      1,687,548
---------------------------------------------------------------------------------------------------------------
Agriculture, Fishing &               600  Alico, Inc.                                                    21,900
Ranching - 0.1%                    2,300  The Andersons, Inc.                                           103,040
                                   1,400  Cadiz, Inc. (a)                                                29,400
                                                                                                  -------------
                                                                                                        154,340
---------------------------------------------------------------------------------------------------------------
Air Transport - 0.7%               6,300  AAR Corp. (a)(c)                                              239,589
                                   9,600  ABX Holdings, Inc. (a)                                         40,128
                                  14,900  AirTran Holdings, Inc. (a)                                    106,684
                                   6,500  Alaska Air Group, Inc. (a)                                    162,565
                                     500  Allegiant Travel Co. (a)                                       16,070
                                   2,300  Atlas Air Worldwide Holdings, Inc. (a)                        124,706
                                   3,400  Bristow Group, Inc. (a)                                       192,610
                                   8,600  ExpressJet Holdings, Inc. (a)                                  21,328
                                  28,700  JetBlue Airways Corp. (a)                                     169,330
                                   3,400  Midwest Air Group, Inc. (a)                                    50,320
                                   2,500  PHI, Inc. (a)                                                  77,550
                                   2,300  Pinnacle Airlines Corp. (a)                                    35,075
                                   5,700  Republic Airways Holdings, Inc. (a)                           111,663
                                   9,800  SkyWest, Inc.                                                 263,130
                                                                                                  -------------
                                                                                                      1,610,748
---------------------------------------------------------------------------------------------------------------
Aluminum - 0.2%                    4,710  Century Aluminum Co. (a)                                      254,057
                                   2,300  Kaiser Aluminum Corp.                                         182,804
                                                                                                  -------------
                                                                                                        436,861
---------------------------------------------------------------------------------------------------------------
Auto Parts: After Market - 0.1%    3,600  Aftermarket Technology Corp. (a)                               98,136
                                   3,500  Commercial Vehicle Group, Inc. (a)                             50,750
                                   1,600  Standard Motor Products, Inc.                                  13,056
                                   3,100  Superior Industries International, Inc.                        56,327
                                                                                                  -------------
                                                                                                        218,269
---------------------------------------------------------------------------------------------------------------
Auto Parts: Original               6,600  American Axle & Manufacturing Holdings, Inc.                  122,892
Equipment - 0.5%                   3,000  Amerigon Inc. (a)                                              63,180
                                  11,500  ArvinMeritor, Inc.                                            134,895
                                  16,300  Hayes Lemmerz International, Inc. (a)                          74,491
                                  12,370  Lear Corp. (a)                                                342,154
                                   2,550  Noble International Ltd.                                       41,591
                                   1,300  Sauer-Danfoss, Inc.                                            32,565
                                   1,300  Stoneridge, Inc. (a)                                           10,452
                                   7,500  Tenneco, Inc. (a)                                             195,525
                                  21,100  Visteon Corp. (a)                                              92,629
                                                                                                  -------------
                                                                                                      1,110,374
---------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                  Shares
Industry                            Held  Common Stocks                                                Value
---------------------------------------------------------------------------------------------------------------
Auto, Trucks & Parts - 0.1%        3,300  Accuride Corp. (a)                                      $      25,938
                                  10,400  Force Protection, Inc. (a)                                     48,568
                                   1,500  Miller Industries, Inc. (a)                                    20,535
                                   5,200  Modine Manufacturing Co.                                       85,852
                                   4,500  Spartan Motors, Inc.                                           34,380
                                   5,200  Wabash National Corp.                                          39,988
                                                                                                  -------------
                                                                                                        255,261
---------------------------------------------------------------------------------------------------------------
Banks: New York City - 0.1%        4,700  Beneficial Mutual Bancorp, Inc. (a)                            45,684
                                   4,800  Signature Bank (a)                                            162,000
                                                                                                  -------------
                                                                                                        207,684
---------------------------------------------------------------------------------------------------------------
Banks: Outside New York City       2,100  1st Source Corp.                                               36,351
- 4.8%                               700  Abington Bancorp, Inc.                                          6,580
                                   2,600  Alabama National Bancorp.                                     202,306
                                   3,800  Amcore Financial, Inc.                                         86,260
                                   2,800  AmericanWest Bancorp                                           49,364
                                   2,200  Ameris Bancorp                                                 37,070
                                   1,200  Bancfirst Corp.                                                51,420
                                   3,700  Banco Latinoamericano de Exportaciones, SA 'E'                 60,347
                                   2,000  The Bancorp, Inc. (a)                                          26,920
                                   2,000  Bank of the Ozarks, Inc.                                       52,400
                                   3,800  BankFinancial Corp.                                            60,116
                                   2,100  Banner Corp.                                                   60,333
                                   6,200  Boston Private Financial Holdings, Inc.                       167,896
                                  10,842  CVB Financial Corp.                                           112,106
                                   2,100  Capital City Bank Group, Inc.                                  59,262
                                   1,600  Capital Corp. of the West                                      31,088
                                   2,300  Capitol Bancorp Ltd.                                           46,276
                                   4,400  Cascade Bancorp                                                61,248
                                   8,300  Cathay General Bancorp                                        219,867
                                   9,000  Centennial Bank Holdings, Inc. (a)                             52,020
                                   2,100  Center Financial Corp.                                         25,872
                                   5,000  Central Pacific Financial Corp.                                92,300
                                   4,000  Chemical Financial Corp.                                       95,160
                                   7,500  Chittenden Corp.                                              267,150
                                  12,100  Citizens Banking Corp.                                        175,571
                                   3,100  City Holding Co.                                              104,904
                                   2,100  CityBank                                                       46,830
                                     800  Clifton Savings Bancorp, Inc.                                   7,840
                                   2,600  CoBiz Financial, Inc.                                          38,662
                                   2,700  Columbia Banking System, Inc.                                  80,271
                                   1,700  Community Bancorp (a)                                          29,529
                                   4,900  Community Bank System, Inc.                                    97,363
                                   2,600  Community Trust Bancorp, Inc.                                  71,578
                                   6,300  Corus Bankshares, Inc.                                         67,221
                                   1,700  Enterprise Financial Services Corp.                            40,477
                                  13,700  First BanCorp                                                  99,873
                                   1,600  First Bancorp                                                  30,224
                                   3,600  First Busey Corp.                                              71,496
                                   5,500  First Charter Corp.                                           164,230
                                  12,000  First Commonwealth Financial Corp.                            127,800
                                   3,929  First Community Bancorp, Inc.                                 162,032
                                   1,600  First Community Bancshares, Inc.                               51,024
                                   5,400  First Financial Bancorp                                        61,560
                                   3,400  First Financial Bankshares, Inc.                              128,010
                                   2,500  First Financial Corp.                                          70,850
                                   3,000  First Merchants Corp.                                          65,520
                                   7,800  First Midwest Bancorp, Inc.                                   238,680
                                   1,400  First Regional Bancorp (a)                                     26,446

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                  Shares
Industry                            Held  Common Stocks                                                Value
---------------------------------------------------------------------------------------------------------------
                                   1,350  First South Bancorp, Inc.                               $      29,957
                                   3,300  First State Bancorp.                                           45,870
                                  13,000  FirstMerit Corp.                                              260,130
                                   4,100  Franklin Bank Corp. (a)                                        17,671
                                   6,350  Frontier Financial Corp.                                      117,919
                                   8,550  Glacier Bancorp, Inc.                                         160,227
                                   1,400  Greene County Bancshares, Inc.                                 26,880
                                   4,400  Hancock Holding Co.                                           168,080
                                   6,800  Hanmi Financial Corp.                                          58,616
                                   5,103  Harleysville National Corp.                                    74,351
                                   2,100  Heartland Financial USA, Inc.                                  38,997
                                   1,900  Heritage Commerce Corp.                                        34,941
                                   1,391  Home Bancshares, Inc.                                          29,169
                                   2,600  Independent Bank Corp./MA                                      70,772
                                   4,005  Independent Bank Corp./MI                                      38,048
                                   3,400  Integra Bank Corp.                                             47,974
                                   8,326  International Bancshares Corp.                                174,346
                                   8,300  Investors Bancorp, Inc. (a)                                   117,362
                                   3,600  Irwin Financial Corp.                                          26,460
                                   2,866  Lakeland Bancorp, Inc.                                         33,217
                                   2,000  Lakeland Financial Corp.                                       41,800
                                   5,477  MB Financial, Inc.                                            168,856
                                   2,477  Macatawa Bank Corp.                                            21,277
                                   3,080  MainSource Financial Group, Inc.                               47,925
                                   2,900  Midwest Banc Holdings, Inc.                                    36,018
                                   5,500  NBT Bancorp, Inc.                                             125,510
                                   3,700  Nara Bancorp, Inc.                                             43,179
                                   7,951  National Penn Bancshares, Inc.                                120,378
                                   2,200  Northfield Bancorp, Inc. (a)                                   23,804
                                  11,400  Old National Bancorp                                          170,544
                                   2,253  Old Second Bancorp, Inc.                                       60,358
                                   2,100  Omega Financial Corp.                                          61,446
                                   3,700  Oriental Financial Group                                       49,617
                                   7,900  Pacific Capital Bancorp                                       159,027
                                   2,000  Park National Corp.                                           129,000
                                   1,700  Peoples Bancorp, Inc.                                          42,313
                                   2,700  Pinnacle Financial Partners, Inc. (a)                          68,634
                                   2,800  Piper Jaffray Cos. (a)                                        129,696
                                   1,450  Preferred Bank                                                 37,729
                                   3,100  PrivateBancorp, Inc.                                          101,215
                                   5,800  Prosperity Bancshares, Inc.                                   170,462
                                   5,700  Provident Bankshares Corp.                                    121,923
                                   2,850  Renasant Corp.                                                 61,474
                                   1,511  Republic Bancorp, Inc. Class A                                 24,977
                                     100  Royal Bancshares of Pennsylvania Class A                        1,100
                                   4,000  S&T Bancorp, Inc.                                             110,560
                                   1,260  SCBT Financial Corp.                                           39,904
                                   5,500  SVB Financial Group (a)                                       277,200
                                   1,785  SY Bancorp, Inc.                                               42,733
                                   2,600  Sandy Spring Bancorp, Inc.                                     72,332
                                     200  Santander BanCorp                                               1,732
                                   2,400  Seacoast Banking Corp. of Florida                              24,672
                                   2,500  Security Bank Corp.                                            22,850
                                     800  Sierra Bancorp                                                 19,912
                                   2,300  Simmons First National Corp. Class A                           60,950
                                  11,200  The South Financial Group, Inc.                               175,056
                                   1,782  Southside Bancshares, Inc.                                     36,460
                                   2,500  Southwest Bancorp, Inc.                                        45,825

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                  Shares
Industry                            Held  Common Stocks                                                Value
---------------------------------------------------------------------------------------------------------------
                                  12,100  Sterling Bancshares, Inc.                               $     135,036
                                   4,500  Sterling Financial Corp.                                       73,890
                                   1,800  Suffolk Bancorp                                                55,278
                                   2,390  Sun Bancorp, Inc. (a)                                          37,714
                                   4,800  Superior Bancorp (a)                                           25,776
                                  13,174  Susquehanna Bancshares, Inc.                                  242,929
                                     900  Taylor Capital Group, Inc.                                     18,360
                                   4,100  Texas Capital Bancshares, Inc. (a)                             74,825
                                   1,290  Tompkins Trustco, Inc.                                         50,052
                                   2,300  Trico Bancshares                                               44,390
                                  13,100  TrustCo Bank Corp. NY                                         129,952
                                   8,200  Trustmark Corp.                                               207,952
                                  16,300  UCBH Holdings, Inc.                                           230,808
                                   4,800  UMB Financial Corp.                                           184,128
                                   9,888  Umpqua Holdings Corp.                                         151,682
                                   2,150  Union Bankshares Corp.                                         45,451
                                   6,500  United Bankshares, Inc.                                       182,130
                                   6,000  United Community Banks, Inc.                                   94,800
                                     700  United Security Bancshares                                     10,696
                                   2,000  Univest Corp. of Pennsylvania                                  42,220
                                   2,970  Virginia Commerce Bancorp (a)                                  34,838
                                   2,300  Washington Trust Bancorp, Inc.                                 58,029
                                   3,900  WesBanco, Inc.                                                 80,340
                                   2,600  West Coast Bancorp                                             48,100
                                   5,100  Westamerica Bancorp.                                          227,205
                                   2,300  Western Alliance Bancorp (a)                                   43,171
                                   2,700  Wilshire Bancorp, Inc.                                         21,195
                                   3,500  Wintrust Financial Corp.                                      115,955
                                                                                                  -------------
                                                                                                     11,204,040
---------------------------------------------------------------------------------------------------------------
Beverage: Brewers (Wineries)       1,600  Boston Beer Co., Inc. Class A (a)                              60,240
- 0.0%
---------------------------------------------------------------------------------------------------------------
Beverage: Soft Drinks - 0.1%         800  Coca-Cola Bottling Co. Consolidated                            47,104
                                     600  Farmer Bros. Co.                                               13,794
                                   2,700  Green Mountain Coffee Roasters, Inc. (a)                      109,890
                                   5,100  Jones Soda Co. (a)                                             37,944
                                   1,680  National Beverage Corp.                                        13,507
                                   2,400  Peet's Coffee & Tea, Inc. (a)                                  69,768
                                                                                                  -------------
                                                                                                        292,007
---------------------------------------------------------------------------------------------------------------
Biotechnology Research &           2,790  AMAG Pharmaceuticals, Inc. (a)                                167,763
Production - 2.5%                  5,600  Acadia Pharmaceuticals, Inc. (a)(c)                            61,992
                                   4,300  Acorda Therapeutics, Inc. (a)                                  94,428
                                   4,400  Albany Molecular Research, Inc. (a)                            63,272
                                   5,900  Alexion Pharmaceuticals, Inc. (a)                             442,677
                                   7,800  Allos Therapeutics, Inc. (a)                                   49,062
                                   5,900  Alnylam Pharmaceuticals, Inc. (a)                             171,572
                                   2,200  Altus Pharmaceuticals, Inc. (a)                                11,396
                                   7,900  American Oriental Bioengineering, Inc. (a)                     87,532
                                   1,000  Amicus Therapeutics, Inc. (a)                                  10,750
                                  12,700  Applera Corp. - Celera Genomics Group (a)                     201,549
                                  12,000  Arena Pharmaceuticals, Inc. (a)                                93,960
                                  12,700  Ariad Pharmaceuticals, Inc. (a)                                53,975
                                   5,000  Arqule, Inc. (a)                                               29,000
                                   6,900  Array Biopharma, Inc. (a)                                      58,098
                                   4,200  ArthroCare Corp. (a)                                          201,810
                                     500  Biodel, Inc. (a)                                               11,615
                                   4,300  Bionovo, Inc. (a)                                               7,353
                                  11,900  Cell Genesys, Inc. (a)                                         27,370
                                   9,300  Cubist Pharmaceuticals, Inc. (a)(c)                           190,743
                                   6,400  Cypress Bioscience, Inc. (a)                                   70,656

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                  Shares
Industry                            Held  Common Stocks                                                Value
---------------------------------------------------------------------------------------------------------------
                                   4,100  Cytokinetics, Inc. (a)                                  $      19,393
                                  16,700  Discovery Laboratories, Inc. (a)                               35,905
                                  17,200  Encysive Pharmaceuticals, Inc. (a)                             14,620
                                   7,600  Enzon Pharmaceuticals, Inc. (a)                                72,428
                                  15,900  Exelixis, Inc. (a)                                            137,217
                                  15,200  GenVec, Inc. (a)                                               22,344
                                   1,800  Genomic Health, Inc. (a)                                       40,752
                                  11,900  Geron Corp. (a)                                                67,592
                                   9,300  Halozyme Therapeutics, Inc. (a)                                66,123
                                  21,900  Human Genome Sciences, Inc. (a)                               228,636
                                   4,100  Idenix Pharmaceuticals, Inc. (a)                               11,070
                                  12,400  Immunomedics, Inc. (a)                                         28,768
                                  14,200  Incyte Corp. (a)                                              142,710
                                   2,900  Integra LifeSciences Holdings Corp. (a)                       121,597
                                   4,600  InterMune, Inc. (a)                                            61,318
                                   2,200  Kendle International, Inc. (a)                                107,624
                                   2,200  Kensey Nash Corp. (a)                                          65,824
                                   7,100  Keryx Biopharmaceuticals, Inc. (a)                             59,640
                                   4,900  Kosan Biosciences, Inc. (a)                                    17,640
                                   8,500  MannKind Corp. (a)                                             67,660
                                   4,900  Martek Biosciences Corp. (a)                                  144,942
                                   4,000  Maxygen, Inc. (a)                                              32,120
                                   3,900  Medivation, Inc.                                               56,160
                                   2,000  Metabolix, Inc. (a)                                            47,600
                                   3,800  Momenta Pharmaceuticals, Inc. (a)                              27,132
                                   6,900  Myriad Genetics, Inc. (a)                                     320,298
                                   9,900  Nabi Biopharmaceuticals (a)                                    35,739
                                     600  Nanosphere, Inc. (a)                                            8,394
                                   5,200  Nastech Pharmaceutical Co., Inc. (a)                           19,760
                                   6,600  Neurocrine Biosciences, Inc. (a)                               29,964
                                   3,000  Neurogen Corp. (a)                                             10,350
                                   2,500  Novacea, Inc. (a)                                               7,450
                                   9,500  OSI Pharmaceuticals, Inc. (a)                                 460,845
                                   2,400  Omrix Biopharmaceuticals, Inc. (a)                             83,376
                                     700  Orexigen Therapeutics, Inc. (a)                                 9,975
                                   2,800  Osiris Therapeutics, Inc. (a)                                  33,656
                                   2,800  PharmaNet Development Group, Inc. (a)                         109,788
                                   5,200  Poniard Pharmaceuticals, Inc. (a)                              22,932
                                   3,900  Progenics Pharmaceuticals, Inc. (a)                            70,473
                                   1,860  Protalix BioTherapeutics, Inc. (a)                              6,324
                                   3,800  Regeneration Technologies, Inc. (a)                            32,984
                                   4,500  Rigel Pharmaceuticals, Inc. (a)                               114,255
                                   8,204  Savient Pharmaceuticals, Inc. (a)                             188,446
                                   7,100  Seattle Genetics, Inc. (a)                                     80,940
                                     300  Sucampo Pharmaceuticals, Inc. Class A (a)                       5,502
                                   1,200  Synta Pharmaceuticals Corp. (a)                                 8,040
                                   9,200  Telik, Inc. (a)                                                31,924
                                   4,300  Tercica, Inc. (a)                                              29,154
                                   5,100  Vanda Pharmaceuticals, Inc. (a)                                35,088
                                  11,400  ViroPharma, Inc. (a)                                           90,516
                                  19,000  XOMA Ltd. (a)                                                  64,410
                                   6,300  ZymoGenetics, Inc. (a)                                         73,521
                                                                                                  -------------
                                                                                                      5,787,492
---------------------------------------------------------------------------------------------------------------
Building Materials - 0.5%          1,500  Ameron International Corp.                                    138,225
                                   1,900  BlueLinx Holdings, Inc.                                         7,467
                                   4,600  Building Material Holding Corp.                                25,438
                                   3,000  LSI Industries, Inc.                                           54,600
                                   3,300  NCI Building Systems, Inc. (a)                                 95,007

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                  Shares
Industry                            Held  Common Stocks                                                Value
---------------------------------------------------------------------------------------------------------------
                                     200  PGT, Inc. (a)                                           $         952
                                   6,000  Simpson Manufacturing Co., Inc.                               159,540
                                   4,390  Texas Industries, Inc.                                        307,739
                                   2,100  Trex Co., Inc. (a)                                             17,871
                                   3,700  Watsco, Inc.                                                  136,012
                                   3,800  Zoltek Cos., Inc. (a)                                         162,906
                                                                                                  -------------
                                                                                                      1,105,757
---------------------------------------------------------------------------------------------------------------
Building: Cement - 0.0%            5,500  U.S. Concrete, Inc. (a)                                        18,315
---------------------------------------------------------------------------------------------------------------
Building: Heating & Plumbing       1,800  Aaon, Inc. (c)                                                 35,676
- 0.1%                             4,500  Interline Brands, Inc. (a)                                     98,595
                                                                                                  -------------
                                                                                                        134,271
---------------------------------------------------------------------------------------------------------------
Building: Miscellaneous - 0.2%     2,500  Builders FirstSource, Inc. (a)                                 18,050
                                   7,100  Comfort Systems USA, Inc.                                      90,738
                                   3,000  Drew Industries, Inc. (a)                                      82,200
                                   5,600  Goodman Global, Inc. (a)                                      137,424
                                   5,100  Griffon Corp. (a)                                              63,495
                                                                                                  -------------
                                                                                                        391,907
---------------------------------------------------------------------------------------------------------------
Building: Roofing & Wallboard      7,700  Beacon Roofing Supply, Inc. (a)                                64,834
- 0.0%
---------------------------------------------------------------------------------------------------------------
Cable Television Services - 0.1%  71,400  Charter Communications, Inc. Class A (a)                       83,538
                                   4,100  Crown Media Holdings, Inc. Class A (a)                         26,650
                                  15,900  TiVo, Inc. (a)                                                132,606
                                                                                                  -------------
                                                                                                        242,794
---------------------------------------------------------------------------------------------------------------
Casinos & Gambling - 0.6%          4,300  Ameristar Casinos, Inc.                                       118,422
                                   8,700  Bally Technologies, Inc. (a)                                  432,564
                                   1,300  Churchill Downs, Inc.                                          70,161
                                   2,550  Dover Downs Gaming & Entertainment, Inc.                       28,687
                                   2,600  Isle of Capri Casinos, Inc. (a)                                35,802
                                   3,500  Lakes Entertainment, Inc. (a)                                  24,255
                                   4,000  MTR Gaming Group, Inc. (a)                                     27,160
                                   8,500  Magna Entertainment Corp. Class A (a)                           8,245
                                   1,600  Monarch Casino & Resort, Inc. (a)                              38,528
                                   4,600  Multimedia Games, Inc. (a)                                     38,364
                                   9,740  Pinnacle Entertainment, Inc. (a)                              229,474
                                   1,700  Riviera Holdings Corp. (a)                                     52,360
                                   5,700  Shuffle Master, Inc. (a)                                       68,343
                                   5,100  Trump Entertainment Resorts, Inc. (a)                          21,930
                                   6,550  WMS Industries, Inc. (a)                                      239,992
                                                                                                  -------------
                                                                                                      1,434,287
---------------------------------------------------------------------------------------------------------------
Chemicals - 1.8%                   3,000  American Vanguard Corp.                                        52,050
                                   3,800  Arch Chemicals, Inc.                                          139,650
                                   2,900  Balchem Corp.                                                  64,902
                                   8,900  CF Industries Holdings, Inc.                                  979,534
                                   3,500  Cabot Microelectronics Corp. (a)                              125,685
                                   5,900  Calgon Carbon Corp. (a)                                        93,751
                                   4,700  Cambrex Corp.                                                  39,386
                                   3,000  EnerSys (a)                                                    74,880
                                   6,100  Energy Conversion Devices, Inc. (a)                           205,265
                                  11,100  Exide Technologies (a)                                         88,800
                                   5,600  Georgia Gulf Corp.                                             37,072
                                  19,300  Hercules, Inc.                                                373,455
                                   2,700  Innophos Holdings, Inc.                                        40,176
                                   4,000  Innospec, Inc.                                                 68,640
                                   2,800  LSB Industries, Inc. (a)                                       79,016
                                   2,800  Landec Corp. (a)                                               37,520
                                   3,600  Medis Technologies Ltd. (a)                                    55,548
                                   1,300  NL Industries, Inc.                                            14,859
                                   2,100  NewMarket Corp.                                               116,949

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                  Shares
Industry                            Held  Common Stocks                                                Value
---------------------------------------------------------------------------------------------------------------
                                   2,500  Nuco2, Inc. (a)                                         $      62,250
                                   4,600  OM Group, Inc. (a)                                            264,684
                                  15,100  PolyOne Corp. (a)                                              99,358
                                   1,900  Polypore International, Inc. (a)                               33,250
                                   5,700  Rockwood Holdings, Inc. (a)                                   189,354
                                   4,800  Schulman A, Inc.                                              103,440
                                   5,800  Senomyx, Inc. (a)                                              43,442
                                   4,000  ShengdaTech, Inc. (a)                                          57,800
                                   1,000  Stepan Co.                                                     32,530
                                   5,000  Tronox, Inc. Class A                                           44,500
                                   2,300  Tronox, Inc. Class B                                           19,895
                                   8,400  UAP Holding Corp.                                             324,240
                                  11,500  W.R. Grace & Co. (a)                                          301,070
                                   3,750  Zep, Inc. (a)                                                  52,013
                                                                                                  -------------
                                                                                                      4,314,964
---------------------------------------------------------------------------------------------------------------
Coal - 0.2%                       10,200  Alpha Natural Resources, Inc. (a)                             331,296
                                  19,800  International Coal Group, Inc. (a)                            106,128
                                   1,500  US BioEnergy Corp. (a)                                         17,565
                                                                                                  -------------
                                                                                                        454,989
---------------------------------------------------------------------------------------------------------------
Commercial Information             4,300  Arbitron, Inc.                                                178,751
Services - 0.1%                      900  HSW International, Inc. (a)                                     5,607
                                   5,300  infoUSA, Inc.                                                  47,329
                                   4,300  LECG Corp. (a)                                                 64,758
                                   3,800  LoopNet, Inc. (a)                                              53,390
                                                                                                  -------------
                                                                                                        349,835
---------------------------------------------------------------------------------------------------------------
Communications & Media - 0.1%     11,300  Entravision Communications Corp. Class A (a)                   88,479
                                  40,800  Gemstar-TV Guide International, Inc. (a)                      194,208
                                   3,600  Knology, Inc. (a)                                              46,008
                                                                                                  -------------
                                                                                                        328,695
---------------------------------------------------------------------------------------------------------------
Communications Technology - 2.4%  63,300  3Com Corp. (a)                                                286,116
                                   2,900  Acme Packet, Inc. (a)                                          36,511
                                   9,500  Adtran, Inc.                                                  203,110
                                   3,000  Anaren, Inc. (a)                                               49,470
                                   5,000  Anixter International, Inc. (a)(c)                            311,350
                                     800  Aruba Networks, Inc. (a)                                       11,928
                                   9,000  Atheros Communications, Inc. (a)                              274,860
                                  28,800  Avanex Corp. (a)                                               28,800
                                   8,180  Avocent Corp. (a)                                             190,676
                                   1,800  Bel Fuse, Inc.                                                 52,686
                                   1,000  BigBand Networks, Inc. (a)                                      5,140
                                   3,000  Black Box Corp.                                               108,510
                                     600  CPI International, Inc. (a)                                    10,260
                                   6,500  CSG Systems International, Inc. (a)                            95,680
                                   3,100  Cbeyond Communications, Inc. (a)                              120,869
                                   8,200  Cogent Communications Group, Inc. (a)(c)                      194,422
                                   2,800  Comtech Group, Inc. (a)                                        45,108
                                   3,500  Comtech Telecommunications Corp. (a)                          189,035
                                   4,100  Digi International, Inc. (a)                                   58,179
                                   5,400  Ditech Networks, Inc. (a)                                      18,738
                                   2,400  EMS Technologies, Inc. (a)                                     72,576
                                   5,100  Echelon Corp. (a)                                             105,264
                                  20,500  Extreme Networks, Inc. (a)                                     72,570
                                  39,900  Finisar Corp. (a)                                              57,855
                                  23,500  Foundry Networks, Inc. (a)                                    411,720
                                   2,600  GeoEye, Inc. (a)                                               87,490
                                  14,200  Harmonic, Inc. (a)                                            148,816
                                   4,100  Harris Stratex Networks, Inc. Class A (a)                      68,470

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                  Shares
Industry                            Held  Common Stocks                                                Value
---------------------------------------------------------------------------------------------------------------
                                     800  Hughes Communications, Inc. (a)                         $      43,688
                                   2,100  Infinera Corp. (a)                                             31,164
                                   7,600  InterDigital, Inc. (a)                                        177,308
                                   6,700  InterVoice, Inc. (a)                                           53,533
                                   7,100  Ixia (a)                                                       67,308
                                   8,000  j2 Global Communications, Inc. (a)                            169,360
                                   1,900  Loral Space & Communications Ltd. (a)                          65,075
                                   5,600  NETGEAR, Inc. (a)                                             199,752
                                   3,400  Network Equipment Technologies, Inc. (a)                       28,628
                                   3,400  Nextwave Wireless, Inc. (a)                                    18,292
                                   5,600  Novatel Wireless, Inc. (a)                                     90,720
                                   3,428  Oplink Communications, Inc. (a)                                52,620
                                   2,900  Optium Corp. (a)                                               22,852
                                   3,800  SeaChange International, Inc. (a)                              27,474
                                   7,750  Secure Computing Corp. (a)                                     74,400
                                     900  Shoretel, Inc. (a)                                             12,573
                                  42,900  Sonus Networks, Inc. (a)                                      250,107
                                   3,900  Standard Microsystems Corp. (a)                               152,373
                                   1,700  Starent Networks Corp. (a)                                     31,025
                                   2,600  Switch and Data Facilities Co., Inc. (a)                       41,652
                                  29,700  Sycamore Networks, Inc. (a)                                   114,048
                                   4,100  Syniverse Holdings, Inc. (a)                                   63,878
                                  30,800  TIBCO Software, Inc. (a)                                      248,556
                                  10,100  Tekelec (a)                                                   126,250
                                   7,800  Terremark Worldwide, Inc. (a)                                  50,700
                                  17,300  UTStarcom, Inc. (a)                                            47,575
                                   3,900  Viasat, Inc. (a)                                              134,277
                                   6,700  Vonage Holdings Corp. (a)                                      15,410
                                                                                                  -------------
                                                                                                      5,726,807
---------------------------------------------------------------------------------------------------------------
Computer Services Software &         600  3PAR, Inc. (a)                                                  7,680
Systems - 5.5%                     6,000  ACI Worldwide, Inc. (a)(c)                                    114,240
                                   9,900  Actuate Corp. (a)                                              76,923
                                   4,600  American Reprographics Co. (a)                                 75,808
                                   2,800  Ansoft Corp. (a)                                               72,380
                                  12,600  Ansys, Inc. (a)                                               522,396
                                  13,000  Ariba, Inc. (a)                                               144,950
                                  20,800  Art Technology Group, Inc. (a)                                 89,856
                                   4,400  AsiaInfo Holdings, Inc. (a)                                    48,400
                                  13,740  Aspen Technology, Inc. (a)                                    222,863
                                  34,000  BearingPoint, Inc. (a)                                         96,220
                                   7,200  Blackbaud, Inc.                                               201,888
                                   4,800  Blackboard, Inc. (a)                                          193,200
                                     600  BladeLogic, Inc. (a)                                           17,742
                                   5,000  Blue Coat Systems, Inc. (a)                                   164,350
                                  13,600  Borland Software Corp. (a)                                     40,936
                                   3,500  Bottomline Technologies, Inc. (a)                              49,000
                                   5,000  CACI International, Inc. Class A (a)                          223,850
                                   8,100  CMGI, Inc. (a)                                                106,029
                                   2,900  COMSYS IT Partners, Inc. (a)                                   45,762
                                   5,360  Chordiant Software, Inc. (a)                                   45,828
                                   9,500  Ciber, Inc. (a)                                                58,045
                                   1,200  ComScore, Inc. (a)                                             39,156
                                   6,200  Commvault Systems, Inc. (a)                                   131,316
                                     500  Compellent Technologies, Inc. (a)                               6,015
                                     700  Comverge, Inc. (a)                                             22,043
                                   6,600  Concur Technologies, Inc. (a)                                 238,986
                                     800  Constant Contact, Inc. (a)                                     17,200
                                   5,400  DealerTrack Holdings, Inc. (a)                                180,738

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                  Shares
Industry                            Held  Common Stocks                                                Value
---------------------------------------------------------------------------------------------------------------
                                     800  Delrek, Inc. (a)                                        $      12,184
                                   6,700  Digital River, Inc. (a)                                       221,569
                                   3,200  DivX, Inc. (a)                                                 44,800
                                   1,700  Double-Take Software, Inc. (a)                                 36,924
                                   4,400  EPIQ Systems, Inc. (a)                                         76,604
                                   9,200  Electronics for Imaging, Inc. (a)                             206,816
                                   9,600  Epicor Software Corp. (a)                                     113,088
                                   5,800  Equinix, Inc. (a)                                             586,206
                                  11,200  Gartner, Inc. Class A (a)                                     196,672
                                   2,300  i2 Technologies, Inc. (a)                                      28,980
                                   2,600  iGate Corp. (a)                                                22,022
                                   2,600  Imergent, Inc.                                                 27,534
                                  14,600  Informatica Corp. (a)                                         263,092
                                   3,700  Information Services Group, Inc. (a)                           25,345
                                   1,621  Integral Systems, Inc.                                         37,704
                                   1,800  Interactive Intelligence, Inc. (a)                             47,430
                                   6,300  Internet Capital Group, Inc. (a)                               73,962
                                   7,500  Interwoven, Inc. (a)                                          106,650
                                   4,500  JDA Software Group, Inc. (a)                                   92,070
                                   4,400  Kenexa Corp. (a)                                               85,448
                                   1,700  Keynote Systems, Inc. (a)                                      23,885
                                  20,900  Lawson Software, Inc. (a)                                     214,016
                                   2,000  Limelight Networks, Inc. (a)                                   13,780
                                   9,800  Lionbridge Technologies, Inc. (a)                              34,790
                                   7,800  LivePerson, Inc. (a)                                           41,574
                                   6,200  MSC.Software Corp. (a)                                         80,538
                                   8,600  Macrovision Corp. (a)                                         157,638
                                   6,100  Magma Design Automation, Inc. (a)                              74,481
                                   4,500  Manhattan Associates, Inc. (a)                                118,620
                                   3,100  Mantech International Corp. Class A (a)                       135,842
                                  13,900  Mentor Graphics Corp. (a)                                     149,842
                                   2,500  Mercadolibre, Inc. (a)                                        184,700
                                   3,700  Mercury Computer Systems, Inc. (a)                             59,607
                                   1,600  MicroStrategy, Inc. Class A (a)                               152,160
                                   6,600  Micros Systems, Inc. (a)                                      463,056
                                   1,200  Monotype Imaging Holdings, Inc. (a)                            18,204
                                   5,200  Ness Technologies, Inc. (a)                                    47,996
                                   1,100  Netezza Corp. (a)                                              15,180
                                  23,500  Nuance Communications, Inc. (a)                               438,980
                                   5,400  Omniture, Inc. (a)                                            179,766
                                  23,600  On2 Technologies, Inc. (a)                                     24,072
                                   9,700  OpenTV Corp. (a)                                               12,804
                                  13,500  Openwave Systems, Inc.                                         35,100
                                   3,500  PDF Solutions, Inc. (a)                                        31,535
                                     800  PROS Holdings, Inc. (a)                                        15,696
                                   6,100  Packeteer, Inc. (a)                                            37,576
                                  19,020  Parametric Technology Corp. (a)                               339,507
                                   1,300  Pegasystems, Inc.                                              15,509
                                   6,900  Progress Software Corp. (a)                                   232,392
                                   1,200  QAD, Inc.                                                      11,208
                                  11,100  Quest Software, Inc. (a)                                      204,684
                                  16,600  RealNetworks, Inc. (a)                                        101,094
                                   2,700  RightNow Technologies, Inc. (a)                                42,795
                                  26,140  SAIC, Inc. (a)                                                525,937
                                   4,450  SAVVIS, Inc. (a)                                              124,021
                                   2,100  SI International, Inc. (a)                                     57,687
                                   3,000  SPSS, Inc. (a)                                                107,730
                                   6,700  SRA International, Inc. Class A (a)                           197,315
                                   5,100  SYKES Enterprises, Inc. (a)                                    91,800

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                  Shares
Industry                            Held  Common Stocks                                                Value
---------------------------------------------------------------------------------------------------------------
                                   2,000  SYNNEX Corp. (a)                                        $      39,200
                                  14,200  Sapient Corp. (a)                                             125,102
                                   4,600  Sigma Designs, Inc. (a)                                       253,920
                                   5,600  Smith Micro Software, Inc. (a)                                 47,432
                                   3,800  Solera Holdings, Inc. (a)                                      94,164
                                  10,500  SonicWALL, Inc. (a)                                           112,560
                                     200  Sourcefire, Inc. (a)                                            1,668
                                  14,000  Sourceforge, Inc. (a)                                          34,300
                                   1,000  Stanley, Inc. (a)                                              32,020
                                     900  SuccessFactors, Inc. (a)                                       10,638
                                  14,700  Sybase, Inc. (a)                                              383,523
                                   2,800  Synchronoss Technologies, Inc. (a)                             99,232
                                   1,800  Syntel, Inc.                                                   69,336
                                   2,700  Taleo Corp. Class A (a)                                        80,406
                                     700  TechTarget, Inc. (a)                                           10,346
                                   7,400  The TriZetto Group, Inc. (a)                                  128,538
                                   6,900  Tyler Technologies, Inc. (a)                                   88,941
                                   4,200  Ultimate Software Group, Inc. (a)                             132,174
                                     800  Unica Corp. (a)                                                 7,400
                                   4,500  VASCO Data Security International, Inc. (a)                   125,640
                                   4,900  Vignette Corp. (a)                                             71,589
                                     200  Virtusa Corp. (a)                                               3,466
                                   3,700  Visual Sciences, Inc. (a)                                      68,376
                                   7,600  Websense, Inc. (a)                                            129,048
                                  12,700  Wind River Systems, Inc. (a)                                  113,411
                                   8,100  Zoran Corp. (a)                                               182,331
                                                                                                  -------------
                                                                                                     12,816,778
---------------------------------------------------------------------------------------------------------------
Computer Technology - 0.8%        19,500  Adaptec, Inc. (a)                                              65,910
                                   6,200  Advanced Analogic Technologies, Inc. (a)                       69,936
                                   6,600  Cray, Inc. (a)                                                 39,534
                                   1,100  Data Domain, Inc. (a)                                          28,974
                                  13,800  Emulex Corp. (a)                                              225,216
                                   5,900  FalconStor Software, Inc. (a)                                  66,434
                                   3,800  Hutchinson Technology, Inc. (a)                               100,016
                                   5,700  Imation Corp.                                                 119,700
                                   5,400  Immersion Corp. (a)                                            69,930
                                   9,300  Intermec, Inc. (a)                                            188,883
                                     300  Isilon Systems, Inc. (a)                                        1,524
                                  15,500  Palm, Inc.                                                     98,270
                                  14,100  Perot Systems Corp. Class A (a)                               190,350
                                  31,900  Quantum Corp. (a)                                              85,811
                                   4,900  Rackable Systems, Inc. (a)                                     49,000
                                   4,400  Radiant Systems, Inc. (a)                                      75,812
                                   3,700  Radisys Corp. (a)                                              49,580
                                   2,000  Rimage Corp. (a)                                               51,900
                                   6,000  STEC, Inc. (a)                                                 52,440
                                  19,700  Safeguard Scientifics, Inc. (a)                                35,460
                                     600  Silicon Graphics, Inc. (a)                                     10,968
                                   3,600  Stratasys, Inc. (a)                                            93,024
                                   3,900  Synaptics, Inc. (a)                                           160,524
                                  10,000  Trident Microsystems, Inc. (a)                                 65,600
                                                                                                  -------------
                                                                                                      1,994,796
---------------------------------------------------------------------------------------------------------------
Construction - 0.3%                2,163  Brookfield Homes Corp.                                         34,175
                                  10,300  EMCOR Group, Inc. (a)                                         243,389
                                   5,800  Granite Construction, Inc.                                    209,844
                                   2,800  Great Lakes Dredge & Dock Corp.                                24,416

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                  Shares
Industry                            Held  Common Stocks                                                Value
---------------------------------------------------------------------------------------------------------------
                                   4,100  Perini Corp. (a)                                        $     169,822
                                                                                                  -------------
                                                                                                        681,646
---------------------------------------------------------------------------------------------------------------
Consumer Electronics - 0.8%       24,600  CNET Networks, Inc. (a)                                       224,844
                                   3,000  DTS, Inc. (a)                                                  76,710
                                  20,100  EarthLink, Inc. (a)                                           142,107
                                     100  Glu Mobile, Inc. (a)                                              522
                                   5,500  InfoSpace, Inc.                                               103,400
                                   7,010  Internap Network Services Corp. (a)                            58,393
                                   8,200  Ipass, Inc. (a)                                                33,292
                                   3,100  LoJack Corp. (a)                                               52,111
                                   6,300  Midway Games, Inc. (a)                                         17,388
                                   6,400  NIC, Inc.                                                      54,016
                                   7,600  NetFlix, Inc. (a)                                             202,312
                                     300  Protection One, Inc. (a)                                        3,567
                                   4,500  Sohu.com, Inc. (a)                                            245,340
                                  10,300  THQ, Inc. (a)                                                 290,357
                                  11,100  Take-Two Interactive Software, Inc. (a)                       204,795
                                  10,900  United Online, Inc.                                           128,838
                                   2,300  Universal Electronics, Inc. (a)                                76,912
                                                                                                  -------------
                                                                                                      1,914,904
---------------------------------------------------------------------------------------------------------------
Consumer Products - 0.5%           8,300  American Greetings Corp. Class A                              168,490
                                   4,400  Blyth, Inc.                                                    96,536
                                   1,300  CSS Industries, Inc.                                           47,710
                                   2,700  Citi Trends, Inc. (a)                                          41,688
                                   2,700  Mannatech, Inc.                                                17,064
                                   5,100  Matthews International Corp. Class A                          239,037
                                   5,000  Nautilus, Inc.                                                 24,250
                                   3,400  RC2 Corp. (a)                                                  95,438
                                   6,100  Smith & Wesson Holding Corp. (a)                               37,210
                                   6,400  Spectrum Brands, Inc. (a)                                      34,112
                                  10,100  Tupperware Corp.                                              333,603
                                   1,600  USANA Health Sciences, Inc. (a)                                59,328
                                                                                                  -------------
                                                                                                      1,194,466
---------------------------------------------------------------------------------------------------------------
Containers & Packaging: Metals    11,200  AptarGroup, Inc.                                              458,192
& Glass - 0.5%                     5,200  Greif, Inc.                                                   339,924
                                   6,200  Mobile Mini, Inc. (a)                                         114,948
                                   4,000  Silgan Holdings, Inc.                                         207,760
                                                                                                  -------------
                                                                                                      1,120,824
---------------------------------------------------------------------------------------------------------------
Containers & Packaging: Paper      1,000  AEP Industries, Inc. (a)                                       32,010
& Plastic - 0.1%                  11,200  Graphic Packaging Corp. (a)                                    41,328
                                   4,700  Myers Industries, Inc.                                         68,009
                                                                                                  -------------
                                                                                                        141,347
---------------------------------------------------------------------------------------------------------------
Copper - 0.1%                      6,200  Mueller Industries, Inc.                                      179,738
---------------------------------------------------------------------------------------------------------------
Cosmetics - 0.2%                   4,400  Elizabeth Arden, Inc. (a)                                      89,540
                                   4,600  Helen of Troy Ltd. (a)                                         78,844
                                   1,000  Inter Parfums, Inc.                                            17,970
                                   8,700  Nu Skin Enterprises, Inc. Class A                             142,941
                                  31,991  Revlon, Inc. Class A (a)                                       37,749
                                   1,600  Ulta Salon Cosmetics & Fragrance, Inc. (a)                     27,440
                                                                                                  -------------
                                                                                                        394,484
---------------------------------------------------------------------------------------------------------------
Diversified Financial Services       100  ACA Capital Holdings, Inc. (a)                                     85
- 0.6%                             7,800  Aldabra 2 Acquisition Corp. (a)                                75,972
                                     800  Clayton Holdings, Inc. (a)                                      4,136
                                   1,100  Duff & Phelps Corp. (a)                                        21,648
                                   7,500  Euronet Worldwide, Inc. (a)                                   225,000
                                   1,800  Evercore Partners, Inc. Class A                                38,790

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                  Shares
Industry                            Held  Common Stocks                                                Value
---------------------------------------------------------------------------------------------------------------
                                   1,350  FCStone Group, Inc. (a)                                 $      62,141
                                   9,800  F.N.B. Corp.                                                  144,060
                                   3,000  Greenhill & Co., Inc.                                         199,440
                                   8,400  Heckmann Corp. (a)                                             61,740
                                   7,600  Hicks Acquisition Co. I, Inc. (a)                              69,844
                                   3,100  Huron Consulting Group, Inc. (a)                              249,953
                                   6,100  Interactive Brokers Group, Inc. Class A (a)                   197,152
                                   4,800  Marathon Acquisition Corp. (a)                                 37,344
                                   5,400  NRDC Acquisition Corp. (a)                                     49,518
                                   1,200  Oritani Financial Corp. (a)                                    14,760
                                   6,500  Triplecrown Acquisition Corp. (a)                              59,410
                                                                                                  -------------
                                                                                                      1,510,993
---------------------------------------------------------------------------------------------------------------
Diversified Materials &            6,700  Acuity Brands, Inc.                                           301,500
Processing - 0.8%                  7,100  Barnes Group, Inc.                                            237,069
                                   7,900  Brady Corp.                                                   277,211
                                   8,300  Clarcor, Inc.                                                 315,151
                                  15,400  Hexcel Corp. (a)                                              373,912
                                   2,600  Koppers Holdings, Inc.                                        112,424
                                  12,000  Olin Corp.                                                    231,960
                                   5,100  Tredegar Corp.                                                 82,008
                                   1,100  Valhi, Inc.                                                    17,534
                                                                                                  -------------
                                                                                                      1,948,769
---------------------------------------------------------------------------------------------------------------
Drug & Grocery Store Chains          100  Arden Group, Inc. Class A                                      15,469
- 0.6%                             8,500  Casey's General Stores, Inc.                                  251,685
                                   4,107  The Great Atlantic & Pacific Tea Co., Inc. (a)                128,672
                                   2,100  Ingles Markets, Inc. Class A                                   53,319
                                   5,300  Longs Drug Stores Corp.                                       249,100
                                   2,400  Nash Finch Co.                                                 84,672
                                   6,800  Ruddick Corp.                                                 235,756
                                   3,500  Spartan Stores, Inc.                                           79,975
                                     400  Village Super Market, Inc. Class A                             20,356
                                   2,000  Weis Markets, Inc.                                             79,880
                                   5,000  Winn-Dixie Stores, Inc. (a)                                    84,350
                                                                                                  -------------
                                                                                                      1,283,234
---------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals - 3.0%     5,500  Adams Respiratory Therapeutics, Inc. (a)                      328,570
                                     400  Affymax, Inc. (a)                                               8,944
                                   7,800  Akorn, Inc. (a)                                                57,252
                                   2,400  Alexza Pharmaceuticals, Inc. (a)                               19,416
                                  15,700  Alkermes, Inc. (a)                                            244,763
                                   6,500  Alpharma, Inc. Class A (a)                                    130,975
                                   4,700  Auxilium Pharmaceuticals, Inc. (a)                            140,953
                                   5,600  Beijing Med-Pharm Corp. (a)                                    61,488
                                   3,100  Bentley Pharmaceuticals, Inc. (a)                              46,779
                                     700  BioForm Medical, Inc. (a)                                       4,781
                                  15,600  BioMarin Pharmaceuticals, Inc. (a)                            552,240
                                   2,100  Bradley Pharmaceuticals, Inc. (a)                              41,370
                                   9,700  CV Therapeutics, Inc. (a)                                      87,785
                                   2,000  Cadence Pharmaceuticals, Inc. (a)                              29,720
                                   1,200  Caraco Pharmaceutical Laboratories Ltd. (a)                    20,580
                                   2,900  Chattem, Inc. (a)                                             219,066
                                  13,000  CytRx Corp. (a)                                                36,790
                                  13,600  Dendreon Corp. (a)                                             84,592
                                  10,800  Durect Corp. (a)                                               69,444
                                     100  Emergent Biosolutions, Inc. (a)                                   506
                                   4,800  Enzo Biochem, Inc. (a)                                         61,152
                                   2,200  GTx, Inc. (a)                                                  31,570
                                  11,000  Indevus Pharmaceuticals, Inc. (a)                              76,450
                                  13,400  Isis Pharmaceuticals, Inc. (a)                                211,050
                                   8,600  Javelin Pharmaceuticals, Inc. (a)                              32,164

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                  Shares
Industry                            Held  Common Stocks                                                Value
---------------------------------------------------------------------------------------------------------------
                                   1,400  Jazz Pharmaceuticals, Inc. (a)                          $      20,580
                                   5,800  K-V Pharmaceutical Co. Class A (a)                            165,532
                                  12,300  Ligand Pharmaceuticals, Inc. Class B                           59,409
                                     500  MAP Pharmaceuticals, Inc. (a)                                   8,755
                                  13,000  MGI Pharma, Inc. (a)                                          526,890
                                  20,500  Medarex, Inc. (a)                                             213,610
                                   8,400  Medicines Co. (a)                                             160,944
                                   8,500  Medicis Pharmaceutical Corp. Class A                          220,745
                                  14,900  Nektar Therapeutics (a)                                        99,979
                                   4,200  Noven Pharmaceuticals, Inc. (a)                                58,296
                                     500  Obagi Medical Products, Inc. (a)                                9,145
                                   8,920  Onyx Pharmaceuticals, Inc. (a)                                496,130
                                   6,200  Pain Therapeutics, Inc. (a)                                    65,720
                                   5,700  Par Pharmaceutical Cos., Inc. (a)                             136,800
                                   4,800  Penwest Pharmaceuticals Co. (a)                                28,080
                                  12,600  Perrigo Co.                                                   441,126
                                   4,200  Pharmion Corp. (a)                                            264,012
                                   4,300  Pozen, Inc. (a)                                                51,600
                                   4,700  Quidel Corp. (a)                                               91,509
                                   9,900  Regeneron Pharmaceuticals, Inc. (a)                           239,085
                                   8,200  Salix Pharmaceuticals Ltd. (a)                                 64,616
                                  11,200  Santarus, Inc. (a)                                             30,800
                                   5,500  Sciele Pharma, Inc. (a)                                       112,475
                                   1,500  Sirtris Pharmaceuticals, Inc. (a)                              20,535
                                   2,900  Somaxon Pharmaceuticals, Inc. (a)                              15,109
                                   8,700  SuperGen, Inc. (a)                                             31,755
                                     700  Trubion Pharmaceuticals, Inc. (a)                               7,000
                                   3,400  United Therapeutics Corp. (a)                                 332,010
                                  15,500  Valeant Pharmaceuticals International (a)                     185,535
                                   8,000  Vivus, Inc. (a)                                                41,440
                                   3,300  Xenoport, Inc. (a)                                            184,404
                                                                                                  -------------
                                                                                                      6,982,026
---------------------------------------------------------------------------------------------------------------
Education Services - 0.6%            600  American Public Education, Inc. (a)                            25,068
                                   4,300  Bright Horizons Family Solutions, Inc. (a)                    148,522
                                   1,600  Capella Education Co. (a)                                     104,736
                                  14,500  Corinthian Colleges, Inc. (a)(c)                              223,300
                                   9,800  DeVry, Inc.                                                   509,208
                                     100  Lincoln Educational Services Corp. (a)                          1,472
                                   1,200  Renaissance Learning, Inc.                                     16,800
                                   2,400  Strayer Education, Inc.                                       409,392
                                   3,800  Universal Technical Institute, Inc. (a)                        64,600
                                                                                                  -------------
                                                                                                      1,503,098
---------------------------------------------------------------------------------------------------------------
Electrical & Electronics - 0.3%   11,300  Benchmark Electronics, Inc. (a)                               200,349
                                   1,700  Coleman Cable, Inc. (a)                                        16,065
                                   2,600  OSI Systems, Inc. (a)                                          68,822
                                   7,500  Plexus Corp. (a)                                              196,950
                                   7,300  TTM Technologies, Inc. (a)                                     85,118
                                   4,000  Universal Display Corp. (a)                                    82,680
                                                                                                  -------------
                                                                                                        649,984
---------------------------------------------------------------------------------------------------------------
Electrical Equipment &             3,300  A.O. Smith Corp.                                              115,665
Components - 1.0%                  1,600  AZZ Inc. (a)                                                   45,360
                                   6,200  American Superconductor Corp. (a)                             169,508
                                   7,470  Baldor Electric Co.                                           251,440
                                   5,800  CTS Corp.                                                      57,594
                                   4,000  Cohu, Inc.                                                     61,200
                                   3,100  Franklin Electric Co., Inc.                                   118,637
                                   4,500  Genlyte Group, Inc. (a)                                       428,400
                                   3,900  Littelfuse, Inc. (a)                                          128,544

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                  Shares
Industry                            Held  Common Stocks                                                Value
---------------------------------------------------------------------------------------------------------------
                                   7,600  MKS Instruments, Inc. (a)                               $     145,464
                                   1,300  Powell Industries, Inc. (a)                                    57,291
                                  12,200  Power-One, Inc. (a)                                            48,678
                                   4,300  Sonic Solutions, Inc. (a)                                      44,677
                                  10,500  Taser International, Inc. (a)                                 150,570
                                   6,600  Technitrol, Inc.                                              188,628
                                   2,500  Triumph Group, Inc.                                           205,875
                                                                                                  -------------
                                                                                                      2,217,531
---------------------------------------------------------------------------------------------------------------
Electrical: Household                800  National Presto Industries, Inc.                               42,128
Appliance - 0.0%
---------------------------------------------------------------------------------------------------------------
Electronics - 0.7%                 4,000  Agilysys, Inc.                                                 60,480
                                   7,300  Arrowhead Research Corp. (a)                                   27,594
                                   6,700  Avid Technology, Inc. (a)                                     189,878
                                   5,200  Daktronics, Inc.                                              117,364
                                  21,600  Flir Systems, Inc. (a)                                        676,080
                                   3,900  II-VI, Inc. (a)                                               119,145
                                  22,300  MRV Communications, Inc. (a)                                   51,736
                                   6,400  Methode Electronics, Inc.                                     105,216
                                   1,400  Multi-Fineline Electronix, Inc. (a)                            24,276
                                   3,500  Park Electrochemical Corp.                                     98,840
                                   9,400  Semtech Corp. (a)                                             145,888
                                   2,100  Supertex, Inc. (a)                                             65,709
                                                                                                  -------------
                                                                                                      1,682,206
---------------------------------------------------------------------------------------------------------------
Electronics: Instruments,          2,400  Faro Technologies, Inc. (a)                                    65,232
Gauges & Meters - 0.3%             4,890  Itron, Inc. (a)                                               469,293
                                   2,700  Measurement Specialties, Inc. (a)                              59,670
                                     700  OYO Geospace Corp. (a)                                         52,752
                                   2,700  Zygo Corp. (a)                                                 33,642
                                                                                                  -------------
                                                                                                        680,589
---------------------------------------------------------------------------------------------------------------
Electronics: Medical Systems       2,100  Accuray, Inc. (a)                                              31,962
- 1.6%                            10,600  Affymetrix, Inc. (a)(c)                                       245,284
                                   2,000  Analogic Corp.                                                135,440
                                   2,700  Aspect Medical Systems, Inc. (a)                               37,800
                                   9,800  Bruker BioSciences Corp. (a)                                  130,340
                                   1,600  Cynosure, Inc. Class A (a)                                     42,336
                                   2,300  Datascope Corp.                                                83,720
                                   7,000  eResearch Technology, Inc. (a)                                 82,740
                                   3,600  Greatbatch, Inc. (a)                                           71,964
                                   4,300  Haemonetics Corp. (a)                                         270,986
                                  19,480  Hologic, Inc. (a)                                           1,337,107
                                   8,707  Illumina, Inc. (a)                                            515,977
                                   5,600  Luminex Corp. (a)                                              90,944
                                   2,000  Masimo Corp. (a)                                               78,900
                                   9,700  Minrad International, Inc. (a)                                 31,525
                                   4,000  Natus Medical, Inc. (a)                                        77,400
                                   3,300  NxStage Medical, Inc. (a)                                      50,061
                                   2,800  Quality Systems, Inc.                                          85,372
                                   2,900  Sirona Dental Systems, Inc. (a)                                97,092
                                   1,500  Tomotherapy, Inc. (a)                                          29,340
                                   2,300  Visicu, Inc. (a)                                               27,301
                                   3,400  Zoll Medical Corp. (a)                                         90,848
                                                                                                  -------------
                                                                                                      3,644,439
---------------------------------------------------------------------------------------------------------------
Electronics: Semi-Conductors/      9,700  AMIS Holdings, Inc. (a)                                        97,194
Components - 1.9%                  4,500  Actel Corp. (a)                                                61,470
                                  17,000  Amkor Technology, Inc. (a)                                    145,010
                                   9,600  Anadigics, Inc. (a)                                           111,072
                                  11,675  Applied Micro Circuits Corp. (a)                              102,040

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                  Shares
Industry                            Held  Common Stocks                                                Value
---------------------------------------------------------------------------------------------------------------
                                     700  AuthenTec, Inc. (a)                                     $      10,171
                                     700  Cavium Networks, Inc. (a)                                      16,114
                                  14,400  Cirrus Logic, Inc. (a)                                         76,032
                                  79,800  Conexant Systems, Inc. (a)                                     66,234
                                   5,300  DSP Group, Inc. (a)                                            64,660
                                   4,800  Diodes, Inc. (a)                                              144,336
                                   5,900  Exar Corp. (a)                                                 47,023
                                   2,300  Excel Technology, Inc. (a)                                     62,330
                                   7,800  Formfactor, Inc. (a)                                          258,180
                                   6,200  Genesis Microchip, Inc. (a)                                    53,134
                                   2,400  Hittite Microwave Corp. (a)                                   114,624
                                   1,100  IPG Photonics Corp. (a)                                        21,989
                                   4,200  IXYS Corp. (a)                                                 33,684
                                  19,900  Lattice Semiconductor Corp. (a)                                64,675
                                   7,100  MIPS Technologies, Inc. (a)                                    35,216
                                   9,000  Micrel, Inc.                                                   76,050
                                  12,400  Microsemi Corp. (a)                                           274,536
                                   8,700  Microtune, Inc. (a)                                            56,811
                                   3,600  Monolithic Power Systems, Inc. (a)                             77,292
                                   2,800  Netlogic Microsystems, Inc. (a)                                90,160
                                  37,900  ON Semiconductor Corp. (a)                                    336,552
                                   8,300  Omnivision Technologies, Inc. (a)                             129,895
                                   4,400  PLX Technology, Inc. (a)                                       40,920
                                  32,900  PMC-Sierra, Inc. (a)                                          215,166
                                   4,200  Pericom Semiconductor Corp. (a)                                78,540
                                  41,037  RF Micro Devices, Inc. (a)                                    234,321
                                     700  Rubicon Technology, Inc. (a)                                   16,625
                                   9,800  SiRF Technology Holdings, Inc. (a)                            246,274
                                  14,300  Silicon Image, Inc. (a)                                        64,636
                                  15,400  Silicon Storage Technology, Inc. (a)                           46,046
                                  24,800  Skyworks Solutions, Inc. (a)                                  210,800
                                  13,000  Spansion LLC Class A (a)                                       51,090
                                  11,800  Syntax-Brillian Corp. (a)                                      36,344
                                   3,100  Techwell, Inc. (a)                                             34,131
                                   7,800  Tessera Technologies, Inc. (a)                                324,480
                                  23,700  TriQuint Semiconductor, Inc. (a)                              157,131
                                   3,300  Volterra Semiconductor Corp. (a)                               36,399
                                                                                                  -------------
                                                                                                      4,419,387
---------------------------------------------------------------------------------------------------------------
Electronics: Technology - 0.5%     2,300  3D Systems Corp. (a)                                           35,512
                                   4,600  Acacia Research - Acacia Technologies (a)(c)                   41,308
                                   1,500  American Science & Engineering, Inc.                           85,125
                                   6,700  Checkpoint Systems, Inc. (a)                                  174,066
                                   7,100  Cogent, Inc. (a)                                               79,165
                                   2,500  Cubic Corp.                                                    98,000
                                   1,300  Eagle Test Systems, Inc. (a)                                   16,614
                                   3,300  Gerber Scientific, Inc. (a)                                    35,640
                                  12,600  ION Geophysical Corp. (a)                                     198,828
                                   2,100  Innovative Solutions & Support, Inc. (a)                       20,349
                                   5,200  Ionatron, Inc. (a)                                             14,872
                                  13,500  Kemet Corp. (a)                                                89,505
                                   4,200  ScanSource, Inc. (a)                                          135,870
                                   7,300  Smart Modular Technologies WWH, Inc. (a)                       74,314
                                     500  Super Micro Computer, Inc. (a)                                  3,835
                                                                                                  -------------
                                                                                                      1,103,003
---------------------------------------------------------------------------------------------------------------
Energy Miscellaneous - 0.7%        2,100  Alon USA Energy, Inc.                                          57,078
                                     600  Approach Resources, Inc. (a)                                    7,716
                                   4,930  Aventine Renewable Energy Holdings, Inc. (a)                   62,907
                                   2,800  CVR Energy, Inc. (a)                                           69,832

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                  Shares
Industry                            Held  Common Stocks                                                Value
---------------------------------------------------------------------------------------------------------------
                                   2,100  Clean Energy Fuels Corp. (a)                            $      31,794
                                   3,200  Concho Resources, Inc. (a)                                     65,952
                                   5,600  Crosstex Energy, Inc.                                         208,544
                                   1,400  Dawson Geophysical Co. (a)                                    100,044
                                     500  EnerNOC, Inc. (a)                                              24,550
                                  12,500  Evergreen Energy, Inc. (a)                                     27,875
                                  14,100  Evergreen Solar, Inc. (a)                                     243,507
                                  10,800  FuelCell Energy, Inc. (a)                                     107,136
                                   1,267  GeoMet, Inc. (a)                                                6,588
                                     820  MarkWest Hydrocarbon, Inc.                                     51,373
                                   4,500  Matrix Service Co. (a)                                         98,190
                                   2,400  Nova Biosource Fuels, Inc. (a)                                  6,960
                                   2,100  Ormat Technologies, Inc.                                      115,521
                                   5,600  Pacific Ethanol, Inc. (a)                                      45,864
                                   6,300  Penn Virginia Corp.                                           274,869
                                  30,200  Rentech, Inc. (a)                                              54,662
                                   5,300  Verenium Corp. (a)                                             26,447
                                                                                                  -------------
                                                                                                      1,687,409
---------------------------------------------------------------------------------------------------------------
Engineering & Contracting          6,800  Aecom Technology Corp. (a)(c)                                 194,276
Services - 0.3%                    2,500  Clean Harbors, Inc. (a)                                       129,250
                                   6,600  Dycom Industries, Inc. (a)                                    175,890
                                   3,300  ENGlobal Corp. (a)                                             37,488
                                   2,100  Integrated Electrical Services, Inc. (a)                       39,459
                                   2,500  Layne Christensen Co. (a)                                     123,025
                                   1,300  Michael Baker Corp. (a)                                        53,430
                                       1  URS Corp. (a)                                                      35
                                                                                                  -------------
                                                                                                        752,853
---------------------------------------------------------------------------------------------------------------
Entertainment - 0.3%               2,200  Carmike Cinemas, Inc.                                          15,972
                                   3,800  Cinemark Holdings, Inc.                                        64,600
                                   6,700  Gaylord Entertainment Co. (a)                                 271,149
                                  12,100  Live Nation, Inc. (a)                                         175,692
                                   3,600  Lodgenet Entertainment Corp. (a)                               62,784
                                   2,300  Speedway Motorsports, Inc.                                     71,484
                                                                                                  -------------
                                                                                                        661,681
---------------------------------------------------------------------------------------------------------------
Fertilizers - 0.3%                15,000  Terra Industries, Inc. (a)                                    716,400
---------------------------------------------------------------------------------------------------------------
Finance Companies - 0.1%           2,100  Asta Funding, Inc.                                             55,524
                                     878  Credit Acceptance Corp. (a)                                    18,148
                                   3,300  MVC Capital, Inc.                                              53,262
                                   1,800  NewStar Financial, Inc. (a)                                    14,904
                                   3,100  World Acceptance Corp. (a)                                     83,638
                                                                                                  -------------
                                                                                                        225,476
---------------------------------------------------------------------------------------------------------------
Finance: Small Loan - 0.1%        10,900  Advance America, Cash Advance Centers, Inc.                   110,744
                                   2,300  Dollar Financial Corp. (a)                                     70,587
                                   3,400  Encore Capital Group, Inc. (a)                                 32,912
                                   2,200  Nelnet, Inc. Class A                                           27,962
                                     400  QC Holdings, Inc.                                               4,500
                                                                                                  -------------
                                                                                                        246,705
---------------------------------------------------------------------------------------------------------------
Financial Data Processing          3,000  Advent Software, Inc. (a)(c)                                  162,300
Services & Systems - 0.7%            860  Cass Information Systems, Inc.                                 28,733
                                   3,300  CompuCredit Corp. (a)                                          32,934
                                  10,441  CyberSource Corp. (a)                                         185,537
                                   8,700  Deluxe Corp.                                                  286,143
                                   4,100  eSpeed, Inc. Class A (a)                                       46,330
                                   3,300  ExlService Holdings, Inc. (a)                                  76,164
                                   2,400  Heartland Payment Systems, Inc.                                64,320
                                   9,400  Hypercom Corp. (a)                                             46,812
                                  12,800  Jack Henry & Associates, Inc.                                 311,552
                                   5,200  Online Resources Corp. (a)                                     61,984

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                  Shares
Industry                            Held  Common Stocks                                                Value
---------------------------------------------------------------------------------------------------------------
                                   4,200  TNS, Inc.                                               $      74,550
                                   5,300  TradeStation Group, Inc. (a)                                   75,313
                                   6,500  Wright Express Corp. (a)                                      230,685
                                                                                                  -------------
                                                                                                      1,683,357
---------------------------------------------------------------------------------------------------------------
Financial Information Services     1,600  Bankrate, Inc. (a)                                             76,944
- 0.3%                             8,780  INVESTools, Inc. (a)                                          155,757
                                   5,900  Interactive Data Corp.                                        194,759
                                   2,000  Morningstar, Inc. (a)                                         155,500
                                  17,500  Move, Inc. (a)                                                 42,875
                                   9,500  S1 Corp. (a)                                                   69,350
                                   3,400  TheStreet.com, Inc.                                            54,128
                                                                                                  -------------
                                                                                                        749,313
---------------------------------------------------------------------------------------------------------------
Financial Miscellaneous - 0.6%     5,700  Advanta Corp. Class B                                          45,999
                                   2,800  Asset Acceptance Capital Corp.                                 29,148
                                   4,800  Cash America International, Inc.                              155,040
                                   1,900  Federal Agricultural Mortgage Corp. Class B                    50,008
                                   4,700  Financial Federal Corp.                                       104,763
                                   4,600  First Cash Financial Services, Inc. (a)                        67,528
                                   6,000  Global Cash Access, Inc. (a)                                   36,360
                                   2,700  LandAmerica Financial Group, Inc.                              90,315
                                   2,700  Portfolio Recovery Associates, Inc.                           107,109
                                   1,500  RAM Holdings Ltd. (a)                                           7,410
                                   3,000  Sanders Morris Harris Group, Inc.                              30,750
                                  10,600  Sotheby's Holdings, Inc. Class A                              403,860
                                   3,260  Sterling Bancorp                                               44,466
                                   2,500  Stewart Information Services Corp.                             65,225
                                   2,200  Stifel Financial Corp. (a)                                    115,654
                                   1,700  Triad Guaranty, Inc. (a)                                       16,660
                                   1,000  WSFS Financial Corp.                                           50,200
                                     800  Wauwatosa Holdings, Inc. (a)                                   10,256
                                                                                                  -------------
                                                                                                      1,430,751
---------------------------------------------------------------------------------------------------------------
Foods - 1.0%                         600  American Dairy, Inc. (a)                                        7,770
                                   2,300  Cal-Maine Foods, Inc.                                          61,019
                                   6,300  Chiquita Brands International, Inc. (a)                       115,857
                                  12,600  Flowers Foods, Inc.                                           294,966
                                   4,600  Fresh Del Monte Produce, Inc. (a)                             154,468
                                   6,000  Hain Celestial Group, Inc. (a)                                192,000
                                   2,300  J&J Snack Foods Corp.                                          71,944
                                   5,100  Lance, Inc.                                                   104,142
                                   2,000  M&F Worldwide Corp. (a)                                       107,700
                                     700  Maui Land & Pineapple Co., Inc. (a)                            20,377
                                   5,700  Performance Food Group Co. (a)                                153,159
                                   6,100  Pilgrim's Pride Corp.                                         176,595
                                   4,300  Ralcorp Holdings, Inc. (a)                                    261,397
                                   3,000  Sanderson Farms, Inc.                                         101,340
                                      60  Seaboard Corp.                                                 88,200
                                   7,900  Sensient Technologies Corp.                                   223,412
                                     500  Synutra International, Inc. (a)                                15,100
                                   5,843  Tootsie Roll Industries, Inc.                                 160,215
                                   5,100  TreeHouse Foods, Inc. (a)                                     117,249
                                                                                                  -------------
                                                                                                      2,426,910
---------------------------------------------------------------------------------------------------------------
Forest Products - 0.1%             1,800  Deltic Timber Corp.                                            92,682
                                   2,700  Universal Forest Products, Inc.                                79,542
                                                                                                  -------------
                                                                                                        172,224
---------------------------------------------------------------------------------------------------------------
Forms & Bulk Printing              4,200  Ennis, Inc.                                                    75,600
Services - 0.1%                    3,300  Innerworkings, Inc. (a)                                        56,958

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                  Shares
Industry                            Held  Common Stocks                                                Value
---------------------------------------------------------------------------------------------------------------
                                   2,900  The Standard Register Co.                               $      33,814
                                                                                                  -------------
                                                                                                        166,372
---------------------------------------------------------------------------------------------------------------
Funeral Parlors & Cemeteries      16,400  Stewart Enterprises, Inc. Class A                             145,960
- 0.1%
---------------------------------------------------------------------------------------------------------------
Glass - 0.0%                       4,900  Apogee Enterprises, Inc.                                       83,839
---------------------------------------------------------------------------------------------------------------
Gold - 0.2%                       75,700  Coeur d'Alene Mines Corp. (a)                                 373,958
                                   3,900  Royal Gold, Inc.                                              119,028
                                  10,400  US Gold Corp. (a)                                              30,784
                                                                                                  -------------
                                                                                                        523,770
---------------------------------------------------------------------------------------------------------------
Health Care Facilities - 0.5%      8,600  Assisted Living Concepts, Inc. (a)                             64,500
                                   4,300  Capital Senior Living Corp. (a)                                42,699
                                   1,600  Emeritus Corp. (a)                                             40,240
                                     100  The Ensign Group, Inc.                                          1,440
                                   4,280  Kindred Healthcare, Inc. (a)                                  106,914
                                   3,400  LCA-Vision, Inc.                                               67,898
                                   1,400  MedCath Corp. (a)                                              34,384
                                   1,100  National Healthcare Corp.                                      56,870
                                   8,800  Psychiatric Solutions, Inc. (a)                               286,000
                                   2,100  Radiation Therapy Services, Inc. (a)                           64,911
                                   4,000  Res-Care, Inc. (a)                                            100,640
                                   4,200  Skilled Healthcare Group, Inc. Class A (a)                     61,446
                                   7,300  Sun Healthcare Group, Inc. (a)                                125,341
                                   7,200  Sunrise Senior Living, Inc. (a)                               220,896
                                                                                                  -------------
                                                                                                      1,274,179
---------------------------------------------------------------------------------------------------------------
Health Care Management             8,200  AMERIGROUP Corp. (a)                                          298,890
Services - 0.8%                    8,500  Allscripts Healthcare Solutions, Inc. (a)                     165,070
                                   1,300  American Dental Partners, Inc. (a)                             13,039
                                   5,200  Amsurg Corp. (a)                                              140,712
                                     900  athenahealth, Inc. (a)                                         32,400
                                   7,000  Centene Corp. (a)                                             192,080
                                   1,600  Computer Programs & Systems, Inc.                              36,384
                                   1,550  Corvel Corp. (a)                                               35,681
                                   7,400  Eclipsys Corp. (a)                                            187,294
                                   3,100  HMS Holdings Corp. (a)                                        102,951
                                   4,800  HealthExtras, Inc. (a)                                        125,184
                                   7,200  HealthSpring, Inc. (a)                                        137,160
                                   2,100  Molina Healthcare, Inc. (a)                                    81,270
                                   5,100  Omnicell, Inc. (a)                                            137,343
                                   6,200  Phase Forward, Inc. (a)                                       134,850
                                   2,500  Vital Images, Inc. (a)                                         45,175
                                                                                                  -------------
                                                                                                      1,865,483
---------------------------------------------------------------------------------------------------------------
Health Care Services - 0.7%        5,100  Alliance Imaging, Inc. (a)                                     49,062
                                   4,033  Amedisys, Inc. (a)                                            195,681
                                   7,000  Apria Healthcare Group, Inc. (a)                              150,990
                                   1,800  Bio-Reference Labs, Inc. (a)                                   58,824
                                   1,200  Emergency Medical Services Corp. (a)                           35,136
                                   4,700  Gentiva Health Services, Inc. (a)                              89,488
                                  13,000  HealthSouth Corp. (a)                                         273,000
                                   7,200  Healthcare Services Group, Inc.                               152,496
                                   5,700  Healthways, Inc. (a)                                          333,108
                                   6,800  Hythiam, Inc. (a)                                              19,924
                                   2,200  LHC Group, Inc. (a)                                            54,956
                                   3,700  Matria Healthcare, Inc. (a)                                    87,949
                                   3,000  Nighthawk Radiology Holdings, Inc. (a)                         63,150
                                   6,100  Odyssey HealthCare, Inc. (a)                                   67,466
                                   3,686  PharMerica Corp. (a)                                           51,162
                                     300  Virtual Radiologic Corp. (a)                                    6,084
                                                                                                  -------------
                                                                                                      1,688,476
---------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                  Shares
Industry                            Held  Common Stocks                                                Value
---------------------------------------------------------------------------------------------------------------
Homebuilding - 0.1%                5,800  Beazer Homes USA, Inc.                                  $      43,094
                                   5,000  Hovnanian Enterprises, Inc. Class A (a)                        35,850
                                   1,900  M/I Homes, Inc.                                                19,950
                                   4,000  Meritage Homes Corp. (a)                                       58,280
                                   9,400  Standard-Pacific Corp.                                         31,490
                                   4,900  WCI Communities, Inc. (a)                                      18,522
                                                                                                  -------------
                                                                                                        207,186
---------------------------------------------------------------------------------------------------------------
Hotel/Motel - 0.1%                 3,100  Lodgian, Inc. (a)                                              34,906
                                   3,400  Marcus Corp.                                                   52,530
                                   3,200  Morgans Hotel Group Co. (a)                                    61,696
                                                                                                  -------------
                                                                                                        149,132
---------------------------------------------------------------------------------------------------------------
Household Furnishings - 0.4%       2,100  American Woodmark Corp.                                        38,178
                                   4,200  Ethan Allen Interiors, Inc.                                   119,700
                                   7,000  Furniture Brands International, Inc.                           70,420
                                   3,100  Haverty Furniture Cos., Inc.                                   27,869
                                   1,000  hhgregg, Inc. (a)                                              13,760
                                   1,700  Hooker Furniture Corp.                                         34,170
                                   8,400  La-Z-Boy, Inc.                                                 66,612
                                   1,800  Libbey, Inc.                                                   28,512
                                   2,000  Lifetime Brands, Inc.                                          25,960
                                   6,200  Sealy Corp.                                                    69,378
                                   8,600  Select Comfort Corp. (a)                                       60,286
                                  11,714  Tempur-Pedic International, Inc.                              304,213
                                                                                                  -------------
                                                                                                        859,058
---------------------------------------------------------------------------------------------------------------
Identification Control & Filter    5,800  Advanced Energy Industries, Inc. (a)                           75,864
Devices - 0.6%                     8,400  Asyst Technologies, Inc. (a)                                   27,384
                                   2,300  Badger Meter, Inc.                                            103,385
                                   4,200  ESCO Technologies, Inc. (a)                                   167,748
                                   2,019  The Gorman-Rupp Co.                                            62,985
                                   9,998  L-1 Identity Solutions, Inc. (a)                              179,464
                                   4,500  Mine Safety Appliances Co.                                    233,415
                                   2,300  Robbins & Myers, Inc.                                         173,949
                                   2,100  Sun Hydraulics, Inc.                                           52,983
                                   5,300  Veeco Instruments, Inc. (a)                                    88,510
                                   3,200  Vicor Corp.                                                    49,888
                                   4,900  Watts Water Technologies, Inc. Class A                        146,020
                                   4,500  X-Rite, Inc. (a)                                               52,290
                                                                                                  -------------
                                                                                                      1,413,885
---------------------------------------------------------------------------------------------------------------
Industrial Products - 0.0%         2,700  TAL International Group, Inc.                                  61,479
---------------------------------------------------------------------------------------------------------------
Insurance: Life - 0.4%             9,800  American Equity Investment Life Holding Co.                    81,242
                                   4,700  Citizens, Inc. (a)                                             25,991
                                   7,250  Delphi Financial Group, Inc. Class A                          255,780
                                     500  Kansas City Life Insurance Co.                                 21,615
                                     400  National Western Life Insurance Co. Class A                    82,948
                                  17,300  The Phoenix Cos., Inc.                                        205,351
                                   3,500  Presidential Life Corp.                                        61,285
                                   7,800  Scottish Re Group Ltd. (a)                                      5,655
                                   7,400  Universal American Financial Corp. (a)                        189,366
                                                                                                  -------------
                                                                                                        929,233
---------------------------------------------------------------------------------------------------------------
Insurance: Multi-Line - 1.1%       5,300  Alfa Corp.                                                    114,851
                                  12,400  Assured Guaranty Ltd.                                         329,096
                                   2,100  CNA Surety Corp. (a)                                           41,559
                                     300  CastlePoint Holdings, Ltd.                                      3,600
                                   5,200  Crawford & Co. Class B                                         21,580
                                   1,000  EMC Insurance Group, Inc.                                      23,670
                                   2,000  eHealth, Inc. (a)                                              64,220
                                   2,300  FBL Financial Group, Inc. Class A                              79,419
                                   1,400  Flagstone Reinsurance Holdings Ltd.                            19,460

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                  Shares
Industry                            Held  Common Stocks                                                Value
---------------------------------------------------------------------------------------------------------------
                                     200  Hallmark Financial Services, Inc. (a)                   $       3,172
                                   5,900  Hilb Rogal & Hobbs Co.                                        239,363
                                   7,500  Horace Mann Educators Corp.                                   142,050
                                     300  Independence Holding Co.                                        3,795
                                   9,900  Max Capital Group Ltd.                                        277,101
                                   4,300  Meadowbrook Insurance Group, Inc. (a)                          40,463
                                  16,900  Montpelier Re Holdings Ltd.                                   287,469
                                   2,100  Pico Holdings, Inc. (a)                                        70,602
                                   9,300  Platinum Underwriters Holdings Ltd.                           330,708
                                   6,200  Primus Guaranty Ltd. (a)                                       43,462
                                   3,700  Security Capital Assurance Ltd.                                14,393
                                   2,100  Validus Holdings Ltd. (a)                                      54,558
                                   6,050  Zenith National Insurance Corp.                               270,616
                                                                                                  -------------
                                                                                                      2,475,207
---------------------------------------------------------------------------------------------------------------
Insurance: Property-Casualty       3,500  AmTrust Financial Services, Inc.                               48,195
- 1.6%                             1,700  American Physicians Capital, Inc.                              70,482
                                   3,700  Amerisafe, Inc. (a)(c)                                         57,387
                                   4,466  Argo Group International Holdings Ltd. (a)                    188,153
                                  14,200  Aspen Insurance Holdings Ltd.                                 409,528
                                   1,700  Baldwin & Lyons, Inc. Class B                                  46,682
                                   8,100  Commerce Group, Inc.                                          291,438
                                   1,200  Darwin Professional Underwriters, Inc. (a)                     29,004
                                   1,600  Donegal Group, Inc. Class A                                    27,472
                                   7,910  Employers Holdings, Inc.                                      132,176
                                   1,000  Enstar Group Ltd. (a)                                         122,420
                                   1,700  FPIC Insurance Group, Inc. (a)                                 73,066
                                   2,800  First Acceptance Corp. (a)                                     11,816
                                   2,400  First Mercury Financial Corp. (a)                              58,560
                                  11,000  Fremont General Corp.                                          38,500
                                   1,200  Greenlight Capital Re Ltd. (a)                                 24,948
                                   2,400  Harleysville Group, Inc.                                       84,912
                                   9,600  IPC Holdings, Ltd.                                            277,152
                                   2,300  Infinity Property & Casualty Corp.                             83,099
                                   1,600  The Midland Co.                                               103,504
                                     900  NYMAGIC, Inc.                                                  20,817
                                   1,200  National Interstate Corp.                                      39,720
                                   2,100  Navigators Group, Inc. (a)                                    136,500
                                   4,200  Odyssey Re Holdings Corp.                                     154,182
                                   6,200  PMA Capital Corp. Class A (a)                                  50,964
                                   5,500  ProAssurance Corp. (a)                                        302,060
                                   3,400  RLI Corp.                                                     193,086
                                   2,500  Safety Insurance Group, Inc.                                   91,550
                                   4,100  SeaBright Insurance Holdings, Inc. (a)                         61,828
                                   9,300  Selective Insurance Group, Inc.                               213,807
                                   2,300  State Auto Financial Corp.                                     60,490
                                   3,500  Tower Group, Inc.                                             116,900
                                   3,400  United America Indemnity, Ltd. (a)                             67,728
                                   3,600  United Fire & Casualty Co.                                    104,724
                                                                                                  -------------
                                                                                                      3,792,850
---------------------------------------------------------------------------------------------------------------
Investment Management              7,800  Alternative Asset Management Acquisition Corp. (a)             71,370
Companies - 0.9%                   2,100  Ampal-American Israel Corp. Class A (a)                        15,519
                                  19,776  Apollo Investment Corp.                                       337,181
                                  10,432  Ares Capital Corp.                                            152,620
                                   3,700  Calamos Asset Management, Inc. Class A                        110,186
                                     400  Capital Southwest Corp.                                        47,360
                                   2,500  Cohen & Steers, Inc.                                           74,925
                                   3,300  Cowen Group, Inc. (a)                                          31,383

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                  Shares
Industry                            Held  Common Stocks                                                Value
---------------------------------------------------------------------------------------------------------------
                                   2,000  Epoch Holding Corp.                                     $      29,280
                                   4,100  FBR Capital Markets Corp. (a)                                  39,278
                                   1,000  GAMCO Investors, Inc. Class A                                  69,200
                                   2,200  Kohlberg Capital Corp.                                         26,400
                                  10,000  MCG Capital Corp.                                             115,900
                                   3,100  NGP Capital Resources Co.                                      48,453
                                   6,100  National Financial Partners Corp.                             278,221
                                   5,900  NexCen Brands, Inc. (a)                                        28,556
                                     300  Pzena Investment Management, Inc. Class A                       3,420
                                   3,400  TICC Capital Corp.                                             31,382
                                   2,300  U.S. Global Investors, Inc.                                    38,318
                                   2,100  W.P. Stewart & Co. Ltd.                                        10,731
                                  13,700  Waddell & Reed Financial, Inc. Class A                        494,433
                                                                                                  -------------
                                                                                                      2,054,116
---------------------------------------------------------------------------------------------------------------
Jewelry, Watches &                 1,200  FGX International Holdings Ltd. (a)                            14,220
Gemstones - 0.2%                   7,000  Fossil, Inc. (a)                                              293,860
                                   2,800  Movado Group, Inc.                                             70,812
                                                                                                  -------------
                                                                                                        378,892
---------------------------------------------------------------------------------------------------------------
Leisure Time - 0.4%               10,500  Callaway Golf Co.                                             183,015
                                   4,700  Great Wolf Resorts, Inc. (a)                                   46,107
                                   5,100  Life Time Fitness, Inc. (a)                                   253,368
                                   5,400  Premier Exhibitions, Inc. (a)                                  59,076
                                  11,500  Six Flags, Inc. (a)                                            23,345
                                   1,300  Steinway Musical Instruments, Inc.                             35,841
                                   2,800  Sturm Ruger & Co., Inc. (a)                                    23,184
                                   1,800  Town Sports International Holdings, Inc. (a)                   17,208
                                   5,100  Vail Resorts, Inc. (a)                                        274,431
                                   2,500  West Marine, Inc. (a)                                          22,450
                                                                                                  -------------
                                                                                                        938,025
---------------------------------------------------------------------------------------------------------------
Machine Tools - 0.0%               1,100  Hurco Companies, Inc. (a)                                      48,015
---------------------------------------------------------------------------------------------------------------
Machinery & Engineering - 0.1%     7,250  Applied Industrial Technologies, Inc.                         210,395
---------------------------------------------------------------------------------------------------------------
Machinery: Agricultural - 0.1%     1,650  Gehl Co. (a)                                                   26,466
                                   1,700  Lindsay Manufacturing Co.                                     120,173
                                                                                                  -------------
                                                                                                        146,639
---------------------------------------------------------------------------------------------------------------
Machinery: Construction &          3,700  ASV, Inc. (a)                                                  51,245
Handling - 0.1%                    3,000  Astec Industries, Inc. (a)                                    111,570
                                     900  NACCO Industries, Inc. Class A                                 89,721
                                                                                                  -------------
                                                                                                        252,536
---------------------------------------------------------------------------------------------------------------
Machinery: Engines - 0.1%          8,000  Briggs & Stratton Corp.                                       181,280
                                   4,900  Raser Technologies, Inc. (a)                                   72,765
                                                                                                  -------------
                                                                                                        254,045
---------------------------------------------------------------------------------------------------------------
Machinery: Industrial/             8,800  Actuant Corp. Class A                                         299,288
Specialty - 0.7%                   1,200  Altra Holdings, Inc. (a)                                       19,956
                                   1,900  Chart Industries, Inc. (a)                                     58,710
                                   3,100  Columbus McKinnon Corp. (a)                                   101,122
                                   3,500  EnPro Industries, Inc. (a)                                    107,275
                                   2,200  Hardinge, Inc.                                                 36,916
                                   2,400  Kadant, Inc. (a)                                               71,208
                                   2,200  Middleby Corp. (a)                                            168,564
                                   5,200  Nordson Corp.                                                 301,392
                                   2,800  Tecumseh Products Co. Class A (a)                              65,548
                                   2,700  Tennant Co.                                                   119,583
                                     900  Twin Disc, Inc.                                                63,693
                                   4,900  Woodward Governor Co.                                         332,955
                                                                                                  -------------
                                                                                                      1,746,210
---------------------------------------------------------------------------------------------------------------
Machinery: Oil Well Equipment      4,500  Allis-Chalmers Energy, Inc. (a)                                66,375
& Services - 1.5%                  6,000  Basic Energy Services, Inc. (a)(c)                            131,700

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                  Shares
Industry                            Held  Common Stocks                                                Value
---------------------------------------------------------------------------------------------------------------
                                   3,250  CARBO Ceramics, Inc.                                    $     120,900
                                   6,013  Cal Dive International, Inc. (a)                               79,606
                                   6,300  Complete Production Services, Inc. (a)                        113,211
                                   4,100  Dril-Quip, Inc. (a)                                           228,206
                                   9,707  Exterran Holdings, Inc. (a)                                   794,033
                                   3,100  Flotek Industries, Inc. (a)                                   111,724
                                   2,100  Gulf Island Fabrication, Inc.                                  66,591
                                   3,700  Hornbeck Offshore Services, Inc. (a)                          166,315
                                   2,400  Lufkin Industries, Inc.                                       137,496
                                   2,800  NATCO Group, Inc. Class A (a)                                 151,620
                                  15,600  Newpark Resources, Inc. (a)                                    85,020
                                   7,900  Oil States International, Inc. (a)                            269,548
                                  18,900  Parker Drilling Co. (a)                                       142,695
                                   5,625  RPC, Inc.                                                      65,869
                                   7,600  Sulphco, Inc.                                                  39,672
                                     800  Superior Offshore International, Inc. (a)                       4,016
                                   2,200  Superior Well Services, Inc. (a)                               46,684
                                     800  T-3 Energy Services, Inc. (a)                                  37,608
                                   1,900  Trico Marine Services, Inc. (a)                                70,338
                                   1,900  Union Drilling, Inc. (a)                                       29,963
                                   4,900  W-H Energy Services, Inc. (a)                                 275,429
                                   5,700  Willbros Group, Inc. (a)                                      218,253
                                                                                                  -------------
                                                                                                      3,452,872
---------------------------------------------------------------------------------------------------------------
Machinery: Specialty - 0.3%        5,850  Bucyrus International, Inc.                                   581,432
                                   1,900  Cascade Corp.                                                  88,274
                                   5,100  Flow International Corp. (a)                                   47,532
                                   3,600  Semitool, Inc. (a)                                             31,248
                                   3,600  TurboChef Technologies, Inc. (a)                               59,400
                                                                                                  -------------
                                                                                                        807,886
---------------------------------------------------------------------------------------------------------------
Manufactured Housing - 0.1%       12,500  Champion Enterprises, Inc. (a)                                117,750
                                   1,600  Palm Harbor Homes, Inc. (a)                                    16,880
                                   1,200  Skyline Corp.                                                  35,220
                                                                                                  -------------
                                                                                                        169,850
---------------------------------------------------------------------------------------------------------------
Manufacturing - 0.1%               7,900  Federal Signal Corp.                                           88,638
                                   2,200  Standex International Corp.                                    38,390
                                                                                                  -------------
                                                                                                        127,028
---------------------------------------------------------------------------------------------------------------
Medical & Dental Instruments       3,500  Abaxis, Inc. (a)                                              125,510
& Supplies - 2.8%                  4,700  Abiomed, Inc. (a)                                              73,038
                                   9,700  Align Technology, Inc. (a)                                    161,796
                                  12,100  American Medical Systems Holdings, Inc. (a)(c)                174,966
                                   3,800  AngioDynamics, Inc. (a)                                        72,352
                                   3,000  Bio-Rad Laboratories, Inc. Class A (a)                        310,860
                                   2,200  BioMimetic Therapeutics, Inc. (a)                              38,214
                                   4,600  CONMED Corp. (a)                                              106,306
                                   1,300  Cantel Medical Corp. (a)                                       18,954
                                   9,100  Cepheid, Inc. (a)                                             239,785
                                   4,300  Conceptus, Inc. (a)                                            82,732
                                   3,100  CryoLife, Inc. (a)                                             24,645
                                   2,500  Cutera, Inc. (a)                                               39,250
                                   3,800  Cyberonics, Inc. (a)                                           50,008
                                   7,746  ev3, Inc. (a)                                                  98,452
                                   1,400  Hansen Medical, Inc. (a)                                       41,916
                                   3,300  I-Flow Corp. (a)                                               52,074
                                   2,400  ICU Medical, Inc. (a)                                          86,424
                                  11,150  Immucor, Inc. (a)                                             378,989
                                     900  Insulet Corp. (a)                                              21,132
                                   4,200  Invacare Corp.                                                105,840
                                  10,620  Inverness Medical Innovations, Inc. (a)                       596,632

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                  Shares
Industry                            Held  Common Stocks                                                Value
---------------------------------------------------------------------------------------------------------------
                                   1,500  Landauer, Inc.                                          $      77,775
                                   5,200  LifeCell Corp. (a)                                            224,172
                                   1,900  Medical Action Industries, Inc. (a)                            39,615
                                   5,100  Mentor Corp.                                                  199,410
                                   5,975  Meridian Bioscience, Inc.                                     179,728
                                   4,500  Merit Medical Systems, Inc. (a)                                62,550
                                   2,800  Micrus Endovascular Corp. (a)                                  55,104
                                   2,300  Northstar Neuroscience, Inc. (a)                               21,390
                                   5,800  NuVasive, Inc. (a)                                            229,216
                                   8,100  OraSure Technologies, Inc. (a)                                 72,009
                                   2,500  Orthofix International NV (a)                                 144,925
                                   6,500  Owens & Minor, Inc.                                           275,795
                                  10,800  PSS World Medical, Inc. (a)                                   211,356
                                   3,100  Palomar Medical Technologies, Inc. (a)                         47,492
                                   5,300  Sonic Innovations, Inc. (a)                                    40,916
                                   2,900  SonoSite, Inc. (a)                                             97,643
                                   5,600  Spectranetic Corp. (a)                                         85,848
                                   4,100  Stereotaxis, Inc. (a)                                          50,102
                                  10,500  Steris Corp.                                                  302,820
                                   2,600  SurModics, Inc. (a)                                           141,102
                                   5,700  Symmetry Medical, Inc. (a)                                     99,351
                                   8,700  Thoratec Corp. (a)                                            158,253
                                     600  Trans1, Inc (a)                                                 9,882
                                   4,400  Ventana Medical Systems, Inc. (a)                             383,812
                                   1,500  Vital Signs, Inc.                                              76,680
                                   4,000  Volcano Corp. (a)                                              50,040
                                   5,300  West Pharmaceutical Services, Inc.                            215,127
                                   5,300  Wright Medical Group, Inc. (a)                                154,601
                                                                                                  -------------
                                                                                                      6,606,589
---------------------------------------------------------------------------------------------------------------
Medical Services - 0.3%            1,900  Air Methods Corp. (a)                                          94,373
                                     700  Genoptix, Inc. (a)                                             21,490
                                   6,300  Magellan Health Services, Inc. (a)                            293,769
                                   4,600  Parexel International Corp. (a)                               222,180
                                   3,000  RehabCare Group, Inc. (a)                                      67,680
                                                                                                  -------------
                                                                                                        699,492
---------------------------------------------------------------------------------------------------------------
Metal Fabricating - 0.9%           1,100  Ampco-Pittsburgh Corp.                                         41,943
                                   2,700  CIRCOR International, Inc.                                    125,172
                                   2,000  Dynamic Materials Corp.                                       117,920
                                   4,100  Encore Wire Corp.                                              65,272
                                   1,700  Haynes International, Inc. (a)                                118,150
                                   2,800  Insteel Industries, Inc.                                       32,844
                                   4,600  Kaydon Corp.                                                  250,884
                                   1,800  L.B. Foster Co. Class A (a)                                    93,114
                                  18,480  Mueller Water Products, Inc. Series A                         175,930
                                   1,100  Northwest Pipe Co. (a)                                         43,054
                                   5,900  Quanex Corp.                                                  306,210
                                   3,600  RBC Bearings, Inc. (a)                                        156,456
                                   3,800  RTI International Metals, Inc. (a)                            261,934
                                   3,300  Superior Essex, Inc. (a)                                       79,200
                                   1,500  Trimas Corp. (a)                                               15,885
                                   3,000  Valmont Industries, Inc.                                      267,360
                                                                                                  -------------
                                                                                                      2,151,328
---------------------------------------------------------------------------------------------------------------
Metals & Minerals                  1,900  A.M. Castle & Co.                                              51,661
Miscellaneous - 0.7%               3,900  AMCOL International Corp.                                     140,517
                                   9,400  Apex Silver Mines Ltd. (a)                                    143,256
                                   3,300  Brush Engineered Materials, Inc. (a)                          122,166
                                   5,200  Compass Minerals International, Inc.                          213,200

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                  Shares
Industry                            Held  Common Stocks                                                Value
---------------------------------------------------------------------------------------------------------------
                                   8,400  General Moly, Inc. (a)                                  $      98,028
                                  17,100  GrafTech International Ltd. (a)                               303,525
                                  19,200  Hecla Mining Co. (a)                                          179,520
                                   1,300  Horsehead Holding Corp. (a)                                    22,061
                                   2,900  Minerals Technologies, Inc.                                   194,155
                                   6,800  Stillwater Mining Co. (a)                                      65,688
                                   8,900  Uranium Resources, Inc. (a)                                   111,072
                                                                                                  -------------
                                                                                                      1,644,849
---------------------------------------------------------------------------------------------------------------
Milling: Fruit & Grain             1,700  MGP Ingredients, Inc.                                          16,014
Processing - 0.0%
---------------------------------------------------------------------------------------------------------------
Miscellaneous Business &           1,600  Core-Mark Holdings Co., Inc. (a)                               45,952
Consumer Discretionary - 0.0%
---------------------------------------------------------------------------------------------------------------
Miscellaneous Consumer             3,200  Reddy Ice Holdings, Inc.                                       80,992
Staples - 0.0%
---------------------------------------------------------------------------------------------------------------
Miscellaneous Health Care - 0.0%   1,300  Animal Health International, Inc. (a)                          15,990
---------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &          4,400  Ceradyne, Inc. (a)                                            206,492
Commodities - 0.2%                 5,900  Symyx Technologies Inc. (a)                                    45,312
                                   2,900  WD-40 Co.                                                     110,113
                                                                                                  -------------
                                                                                                        361,917
---------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &          4,800  Insituform Technologies, Inc. Class A (a)                      71,040
Processing - 0.2%                  4,100  Metal Management, Inc.                                        186,673
                                   2,900  Rogers Corp. (a)                                              125,773
                                  16,400  USEC, Inc. (a)                                                147,600
                                   1,800  Xerium Technologies, Inc.                                       9,360
                                                                                                  -------------
                                                                                                        540,446
---------------------------------------------------------------------------------------------------------------
Miscellaneous Producer             6,700  Blount International, Inc. (a)                                 82,477
Durables - 0.1%                    1,200  Park-Ohio Holdings Corp. (a)                                   30,120
                                                                                                  -------------
                                                                                                        112,597
---------------------------------------------------------------------------------------------------------------
Miscellaneous Technology - 0.2%    1,800  Dice Holdings, Inc. (a)                                        14,382
                                   4,900  IHS, Inc. Class A (a)                                         296,744
                                   2,000  iRobot Corp. (a)                                               36,160
                                   2,300  Vocus, Inc. (a)                                                79,419
                                                                                                  -------------
                                                                                                        426,705
---------------------------------------------------------------------------------------------------------------
Multi-Sector Companies - 0.4%      4,100  Compass Diversified Holdings                                   61,090
                                   9,100  GenCorp, Inc. (a)                                             106,106
                                   1,400  GenTek Inc. (a)                                                40,978
                                   4,200  Kaman Corp. Class A                                           154,602
                                   3,900  Lancaster Colony Corp.                                        154,830
                                   2,600  Raven Industries, Inc.                                         99,814
                                   8,100  Walter Industries, Inc.                                       291,033
                                                                                                  -------------
                                                                                                        908,453
---------------------------------------------------------------------------------------------------------------
Office Furniture & Business        8,064  ACCO Brands Corp. (a)                                         129,347
Equipment - 0.3%
                                  10,500  Herman Miller, Inc.                                           340,095
                                   4,300  Kimball International, Inc. Class B                            58,910
                                   7,300  Knoll, Inc.                                                   119,939
                                                                                                  -------------
                                                                                                        648,291
---------------------------------------------------------------------------------------------------------------
Offshore Drilling - 0.3%           4,400  Atwood Oceanics, Inc. (a)                                     441,056
                                   2,300  Bois d'Arc Energy, Inc. (a)                                    45,655
                                  13,300  Hercules Offshore, Inc. (a)                                   316,274
                                                                                                  -------------
                                                                                                        802,985
---------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 2.5%          554  APCO Argentina, Inc.                                           15,202
                                   4,100  ATP Oil & Gas Corp. (a)                                       207,214
                                   5,100  Arena Resources, Inc. (a)                                     212,721
                                   3,800  Atlas America, Inc.                                           224,884
                                   8,900  BPZ Resources, Inc. (a)                                        99,502
                                   6,200  Berry Petroleum Co. Class A                                   275,590
                                   5,000  Bill Barrett Corp. (a)                                        209,350

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                  Shares
Industry                            Held  Common Stocks                                                Value
---------------------------------------------------------------------------------------------------------------
                                   7,400  Brigham Exploration Co. (a)                             $      55,648
                                   4,900  Bronco Drilling Co., Inc. (a)                                  72,765
                                   3,600  Callon Petroleum Co. (a)                                       59,220
                                   4,100  Carrizo Oil & Gas, Inc. (a)                                   224,475
                                     900  Clayton Williams Energy, Inc. (a)                              28,044
                                   7,200  Comstock Resources, Inc. (a)                                  244,800
                                   2,300  Contango Oil & Gas Co. (a)                                    117,047
                                   1,400  Delek US Holdings, Inc.                                        28,322
                                   9,200  EXCO Resources, Inc. (a)                                      142,416
                                   5,800  Edge Petroleum Corp. (a)                                       34,394
                                   8,600  Encore Acquisition Co. (a)                                    286,982
                                   2,600  Energy Infrastructure Acquisition Corp. (a)                    26,364
                                   5,285  Energy Partners Ltd. (a)                                       62,416
                                   7,200  FX Energy, Inc. (a)                                            40,896
                                   6,900  GeoGlobal Resources, Inc. (a)                                  34,155
                                   1,500  Geokinetics, Inc. (a)                                          29,175
                                   2,700  Goodrich Petroleum Corp. (a)                                   61,074
                                  29,700  Grey Wolf, Inc. (a)                                           158,301
                                   3,100  Gulfport Energy Corp. (a)                                      56,606
                                   6,400  Harvest Natural Resources, Inc. (a)                            80,000
                                  13,500  Mariner Energy, Inc. (a)                                      308,880
                                   7,600  McMoRan Exploration Co. (a)                                    99,484
                                  15,200  Meridian Resource Corp. (a)                                    27,512
                                   2,939  NTR Acquisition Co. (a)                                        27,920
                                  20,700  Oilsands Quest, Inc. (a)                                       84,456
                                   6,100  Parallel Petroleum Corp. (a)                                  107,543
                                  26,550  PetroHawk Energy Corp. (a)                                    459,581
                                   2,600  Petroleum Development Corp. (a)                               153,738
                                   7,200  Petroquest Energy, Inc. (a)                                   102,960
                                   8,100  Pioneer Drilling Co. (a)                                       96,228
                                   2,100  Resource America, Inc. Class A                                 30,807
                                   1,500  Rex Energy Corp. (a)                                           17,895
                                   8,300  Rosetta Resources, Inc. (a)                                   164,589
                                   4,300  Stone Energy Corp. (a)                                        201,713
                                   4,900  Swift Energy Co. (a)                                          215,747
                                   5,200  TXCO Resources, Inc. (a)                                       62,712
                                   3,400  Toreador Resources Corp. (a)                                   23,766
                                   1,800  Venoco, Inc. (a)                                               35,874
                                   6,190  VeraSun Energy Corp. (a)                                       94,583
                                   9,400  Warren Resources, Inc. (a)                                    132,822
                                   6,500  Whiting Petroleum Corp. (a)                                   374,790
                                                                                                  -------------
                                                                                                      5,911,163
---------------------------------------------------------------------------------------------------------------
Oil: Integrated Domestic - 0.1%   11,100  Delta Petroleum Corp. (a)                                     209,235
                                   1,800  GMX Resources Inc. (a)                                         58,104
                                                                                                  -------------
                                                                                                        267,339
---------------------------------------------------------------------------------------------------------------
Oil: Integrated International     10,100  Vaalco Energy, Inc. (a)                                        46,965
- 0.0%
---------------------------------------------------------------------------------------------------------------
Paints & Coatings - 0.2%           7,500  Ferro Corp.                                                   155,475
                                   9,500  H.B. Fuller Co.                                               213,275
                                     400  Kronos Worldwide, Inc.                                          6,980
                                                                                                  -------------
                                                                                                        375,730
---------------------------------------------------------------------------------------------------------------
Paper - 0.4%                       8,752  AbitibiBowater, Inc.                                          180,379
                                   4,700  Albany International Corp. Class A                            174,370
                                   5,900  Buckeye Technologies, Inc. (a)                                 73,750
                                   3,100  Chesapeake Corp.                                               16,089
                                   4,800  Mercer International, Inc.-Sbi (a)                             37,584
                                     850  Multi-Color Corp.                                              23,349
                                   2,400  Neenah Paper, Inc.                                             69,960

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                  Shares
Industry                            Held  Common Stocks                                                Value
---------------------------------------------------------------------------------------------------------------
                                   7,300  P.H. Glatfelter Co.                                     $     111,763
                                   5,600  Rock-Tenn Co. Class A                                         142,296
                                   7,200  Wausau Paper Corp.                                             64,728
                                                                                                  -------------
                                                                                                        894,268
---------------------------------------------------------------------------------------------------------------
Photography - 0.0%                   600  CPI Corp.                                                      14,130
---------------------------------------------------------------------------------------------------------------
Plastics - 0.0%                    5,200  Spartech Corp.                                                 73,320
---------------------------------------------------------------------------------------------------------------
Pollution Control &                2,600  American Ecology Corp.                                         61,048
Environmental Services - 0.2%     12,000  Darling International, Inc. (a)                               138,720
                                   4,400  EnergySolutions, Inc. (a)                                     118,756
                                   2,400  Fuel Tech, Inc. (a)                                            54,360
                                   6,400  Headwaters, Inc. (a)                                           75,136
                                   2,600  Team, Inc. (a)                                                 95,108
                                                                                                  -------------
                                                                                                        543,128
---------------------------------------------------------------------------------------------------------------
Power Transmission Equipment       5,200  Regal-Beloit Corp.                                            233,740
- 0.1%
---------------------------------------------------------------------------------------------------------------
Printing & Copying Services        5,100  Bowne & Co., Inc.                                              89,760
- 0.2%                             9,200  Cenveo, Inc. (a)                                              160,724
                                   2,400  Schawk, Inc.                                                   37,248
                                   7,100  VistaPrint Ltd. (a)                                           304,235
                                                                                                  -------------
                                                                                                        591,967
---------------------------------------------------------------------------------------------------------------
Production Technology              5,600  ATMI, Inc. (a)                                                180,600
Equipment - 1.1%                  16,500  Axcelis Technologies, Inc. (a)                                 75,900
                                  11,983  Brooks Automation, Inc. (a)                                   158,295
                                   7,600  Cognex Corp.                                                  153,140
                                  16,500  Credence Systems Corp. (a)                                     39,930
                                   5,200  Cymer, Inc. (a)                                               202,436
                                   3,200  Dionex Corp. (a)                                              265,152
                                   5,100  Electro Scientific Industries, Inc. (a)                       101,235
                                  19,795  Entegris, Inc. (a)                                            170,831
                                   4,500  Esterline Technologies Corp. (a)                              232,875
                                   5,900  FEI Co. (a)                                                   146,497
                                   3,700  Intevac, Inc. (a)                                              53,798
                                   9,900  Kulicke & Soffa Industries, Inc. (a)                           67,914
                                  10,700  LTX Corp. (a)                                                  34,026
                                   3,100  MTS Systems Corp.                                             132,277
                                   9,200  Mattson Technology, Inc. (a)                                   78,752
                                   6,800  Photronics, Inc. (a)                                           84,796
                                   5,200  Rofin-Sinar Technologies, Inc. (a)                            250,172
                                   4,313  Rudolph Technologies, Inc. (a)                                 48,823
                                   3,900  Ultra Clean Holdings, Inc. (a)                                 47,580
                                   4,200  Ultratech, Inc. (a)                                            47,628
                                                                                                  -------------
                                                                                                      2,572,657
---------------------------------------------------------------------------------------------------------------
Publishing: Miscellaneous - 0.2%   1,500  Consolidated Graphics, Inc. (a)                                71,730
                                   1,700  Courier Corp.                                                  56,117
                                   2,780  GateHouse Media, Inc.                                          24,408
                                   4,400  Martha Stewart Living Omnimedia, Inc. Class A (a)              40,788
                                   3,700  Playboy Enterprises, Inc. Class B (a)                          33,744
                                   7,150  Primedia, Inc.                                                 60,775
                                   4,600  Scholastic Corp. (a)                                          160,494
                                                                                                  -------------
                                                                                                        448,056
---------------------------------------------------------------------------------------------------------------
Publishing: Newspapers - 0.2%     13,700  Belo Corp. Class A                                            238,928
                                   1,500  Dolan Media Co. (a)                                            43,755
                                   7,500  Journal Communications, Inc. Class A                           67,050
                                   7,400  Lee Enterprises, Inc.                                         108,410
                                   3,000  Media General, Inc. Class A                                    63,750
                                  13,000  Sun-Times Media Group, Inc. (a)                                28,600
                                                                                                  -------------
                                                                                                        550,493
---------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                  Shares
Industry                            Held  Common Stocks                                                Value
---------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters - 0.3%     6,800  CKX, Inc. (a)                                           $      81,600
                                  32,850  Citadel Broadcasting Corp.                                     67,671
                                   4,900  Cox Radio, Inc. Class A (a)                                    59,535
                                   5,200  Cumulus Media, Inc. Class A (a)                                41,808
                                   6,700  Emmis Communications Corp. Class A (a)                         25,795
                                   5,300  Entercom Communications Corp.                                  72,557
                                   1,000  Fisher Communications, Inc. (a)                                37,960
                                   6,800  Gray Television, Inc.                                          54,536
                                   4,400  Lin TV Corp. Class A (a)                                       53,548
                                   1,600  Nexstar Broadcasting Group, Inc. Class A (a)                   14,624
                                  12,500  Radio One, Inc. Class D (a)                                    29,625
                                   1,500  Salem Communications Corp. Class A                              9,885
                                   8,000  Sinclair Broadcast Group, Inc. Class A                         65,680
                                   7,400  Spanish Broadcasting System, Inc. Class A (a)                  13,690
                                  11,600  Westwood One, Inc.                                             23,084
                                   3,600  World Wrestling Entertainment, Inc.                            53,136
                                                                                                  -------------
                                                                                                        704,734
---------------------------------------------------------------------------------------------------------------
Railroad Equipment - 0.2%          1,300  American Railcar Industries, Inc.                              25,025
                                   2,000  Freightcar America, Inc.                                       70,000
                                   2,600  Greenbrier Cos., Inc.                                          57,876
                                   7,900  Westinghouse Air Brake Technologies Corp.                     272,076
                                                                                                  -------------
                                                                                                        424,977
---------------------------------------------------------------------------------------------------------------
Railroads - 0.0%                   4,550  Genesee & Wyoming, Inc. Class A (a)                           109,973
---------------------------------------------------------------------------------------------------------------
Real Estate - 0.3%                   300  AMREP Corp.                                                     9,165
                                   1,000  Avatar Holdings, Inc. (a)                                      41,820
                                   3,500  Bluegreen Corp. (a)                                            25,165
                                   4,700  Chimera Investment Corp.                                       84,036
                                   1,000  Consolidated-Tomoka Land Co.                                   62,680
                                   5,100  Dupont Fabros Technology, Inc.                                 99,960
                                   3,700  Grubb & Ellis Co.                                              23,717
                                   3,607  HFF, Inc. Class A (a)                                          27,918
                                   7,452  Hilltop Holdings, Inc. (a)                                     81,376
                                   1,600  Quadra Realty Trust, Inc.                                      12,864
                                   2,800  Resource Capital Corp.                                         26,068
                                     500  Stratus Properties, Inc. (a)                                   16,970
                                   1,800  Tejon Ranch Co. (a)                                            73,530
                                   2,900  Thomas Properties Group, Inc.                                  31,262
                                                                                                  -------------
                                                                                                        616,531
---------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts      5,600  Acadia Realty Trust                                           143,416
(REITs) - 5.0%                     1,600  Agree Realty Corp.                                             48,160
                                  11,100  Alesco Financial, Inc.                                         36,408
                                     300  Alexander's, Inc. (a)                                         105,975
                                   5,200  Alexandria Real Estate Equities, Inc.                         528,684
                                   3,900  American Campus Communities, Inc.                             104,715
                                  22,400  American Financial Realty Trust (c)                           179,648
                                  10,300  Anthracite Capital, Inc. (e)                                   74,572
                                   7,900  Anworth Mortgage Asset Corp.                                   65,254
                                   2,800  Arbor Realty Trust, Inc.                                       45,108
                                  17,250  Ashford Hospitality Trust, Inc.                               124,028
                                   3,500  Associated Estates Realty Corp.                                33,040
                                     500  BRT Realty Trust                                                7,650
                                  10,400  BioMed Realty Trust, Inc.                                     240,968
                                   3,500  CBRE Realty Finance, Inc.                                      18,690
                                   6,200  CapLease, Inc.                                                 52,204
                                   1,900  Capital Trust, Inc.                                            58,235
                                   7,200  Cedar Shopping Centers, Inc.                                   73,656
                                   6,200  Corporate Office Properties Trust                             195,300

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                  Shares
Industry                            Held  Common Stocks                                                Value
---------------------------------------------------------------------------------------------------------------
                                   6,600  Cousins Properties, Inc.                                $     145,860
                                   3,443  Crystal River Capital, Inc.                                    49,717
                                  27,450  DCT Industrial Trust, Inc.                                    255,560
                                   8,400  Deerfield Capital Corp.                                        67,200
                                  14,440  DiamondRock Hospitality Co.                                   216,311
                                   8,740  Digital Realty Trust, Inc.                                    335,354
                                   3,900  Eastgroup Properties, Inc.                                    163,215
                                   4,600  Education Realty Trust, Inc.                                   51,704
                                   4,600  Entertainment Properties Trust                                216,200
                                   3,400  Equity Lifestyle Properties, Inc.                             155,278
                                   5,900  Equity One, Inc.                                              135,877
                                  10,100  Extra Space Storage, Inc.                                     144,329
                                  10,200  FelCor Lodging Trust, Inc.                                    159,018
                                   7,600  First Industrial Realty Trust, Inc.                           262,960
                                   3,900  First Potomac Realty Trust                                     67,431
                                   8,800  Franklin Street Properties Corp.                              130,240
                                  25,100  Friedman Billings Ramsey Group, Inc. Class A                   78,814
                                   6,600  GMH Communities Trust                                          36,432
                                   2,800  Getty Realty Corp.                                             74,704
                                   6,400  Glimcher Realty Trust                                          91,456
                                   3,600  Gramercy Capital Corp.                                         87,516
                                   8,400  Healthcare Realty Trust, Inc.                                 213,276
                                   5,900  Hersha Hospitality Trust                                       56,050
                                   9,300  Highwoods Properties, Inc.                                    273,234
                                   5,400  Home Properties, Inc.                                         242,190
                                  13,400  IMPAC Mortgage Holdings, Inc.                                   7,504
                                   9,500  Inland Real Estate Corp.                                      134,520
                                   8,200  Investors Real Estate Trust                                    73,554
                                   4,200  JER Investors Trust, Inc.                                      45,234
                                   4,100  Kite Realty Group Trust                                        62,607
                                   3,900  LTC Properties, Inc.                                           97,695
                                   6,800  LaSalle Hotel Properties                                      216,920
                                   9,930  Lexington Corporate Properties Trust                          144,382
                                   7,600  Luminent Mortgage Capital, Inc.                                 5,928
                                  18,300  MFA Mortgage Investments, Inc.                                169,275
                                   6,200  Maguire Properties, Inc.                                      182,714
                                   8,100  Medical Properties Trust, Inc.                                 82,539
                                   7,420  Meruelo Maddux Properties, Inc. (a)                            29,680
                                   4,100  Mid-America Apartment Communities, Inc.                       175,275
                                   2,100  Mission West Properties, Inc.                                  19,971
                                   3,800  National Health Investors, Inc.                               106,020
                                  11,000  National Retail Properties, Inc.                              257,180
                                  14,000  Nationwide Health Properties, Inc.                            439,180
                                   7,300  Newcastle Investment Corp.                                     94,608
                                   8,900  NorthStar Realty Finance Corp.                                 79,388
                                     100  Novastar Financial, Inc. (a)                                      289
                                  10,900  Omega Healthcare Investors, Inc.                              174,945
                                   2,600  PS Business Parks, Inc.                                       136,630
                                   2,500  Parkway Properties, Inc.                                       92,450
                                   5,300  Pennsylvania Real Estate Investment Trust                     157,304
                                   6,700  Post Properties, Inc.                                         235,304
                                   6,339  Potlatch Corp.                                                281,705
                                  10,840  RAIT Investment Trust                                          93,441
                                   3,000  Ramco-Gershenson Properties Trust                              64,110
                                  16,600  Realty Income Corp.                                           448,532
                                   3,700  Redwood Trust, Inc.                                           126,688
                                   1,800  Saul Centers, Inc.                                             96,174
                                  13,700  Senior Housing Properties Trust                               310,716

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                  Shares
Industry                            Held  Common Stocks                                                Value
---------------------------------------------------------------------------------------------------------------
                                   3,200  Sovran Self Storage, Inc.                               $     128,320
                                  12,100  Strategic Hotel Capital, Inc.                                 202,433
                                   3,100  Sun Communities, Inc.                                          65,317
                                  10,200  Sunstone Hotel Investors, Inc.                                186,558
                                   5,300  Tanger Factory Outlet Centers, Inc.                           199,863
                                   7,500  U-Store-It Trust                                               68,700
                                   1,900  Universal Health Realty Income Trust                           67,336
                                   3,400  Urstadt Biddle Properties, Inc. Class A                        52,700
                                   7,400  Washington Real Estate Investment Trust                       232,434
                                   6,200  Winthrop Realty Trust, Inc.                                    32,798
                                                                                                  -------------
                                                                                                     11,724,558
---------------------------------------------------------------------------------------------------------------
Recreational Vehicles & Boats      2,300  Arctic Cat, Inc.                                               27,462
- 0.2%                            10,900  Fleetwood Enterprises, Inc. (a)                                65,182
                                   1,600  Marine Products Corp.                                          11,216
                                   4,800  Monaco Coach Corp.                                             42,624
                                   5,800  Polaris Industries, Inc.                                      277,066
                                   4,800  Winnebago Industries, Inc.                                    100,896
                                                                                                  -------------
                                                                                                        524,446
---------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:         2,800  Electro Rent Corp.                                             41,580
Commercial - 0.1%                  2,400  H&E Equipment Services, Inc. (a)                               45,312
                                   3,900  McGrath RentCorp                                              100,425
                                                                                                  -------------
                                                                                                        187,317
---------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:         7,500  Aaron Rents, Inc.                                             144,300
Consumer - 0.2%
                                   1,700  Amerco, Inc. (a)                                              111,656
                                   3,800  Dollar Thrifty Automotive Group, Inc. (a)                      89,984
                                   2,700  RSC Holdings, Inc. (a)                                         33,885
                                  11,400  Rent-A-Center, Inc. (a)                                       165,528
                                                                                                  -------------
                                                                                                        545,353
---------------------------------------------------------------------------------------------------------------
Restaurants - 1.2%                 4,500  AFC Enterprises, Inc. (a)                                      50,940
                                   2,400  BJ's Restaurants, Inc. (a)                                     39,024
                                   1,200  Benihana, Inc. Class A (a)                                     15,300
                                   4,900  Bob Evans Farms, Inc.                                         131,957
                                   2,600  Buffalo Wild Wings, Inc. (a)                                   60,372
                                   4,058  CBRL Group, Inc.                                              131,439
                                   4,100  CEC Entertainment, Inc. (a)                                   106,436
                                  10,000  CKE Restaurants, Inc.                                         132,000
                                   5,250  California Pizza Kitchen, Inc. (a)                             81,742
                                   2,500  Carrols Restaurant Group, Inc. (a)                             23,950
                                   5,200  Chipotle Mexican Grill, Inc. Class B (a)                      639,860
                                  16,900  Denny's Corp. (a)                                              63,375
                                   6,700  Domino's Pizza, Inc.                                           88,641
                                   2,500  IHOP Corp.                                                     91,450
                                  10,100  Jack in the Box, Inc. (a)                                     260,277
                                   6,400  Jamba, Inc. (a)                                                23,680
                                  10,500  Krispy Kreme Doughnuts, Inc. (a)                               33,180
                                   2,500  Landry's Restaurants, Inc.                                     49,250
                                   1,800  McCormick & Schmick's Seafood Restaurants, Inc. (a)            21,474
                                     700  Morton's Restaurant Group, Inc. (a)                             6,531
                                   4,100  O'Charleys, Inc.                                               61,418
                                   4,200  P.F. Chang's China Bistro, Inc. (a)                            95,928
                                   3,900  Papa John's International, Inc. (a)                            88,530
                                   2,300  Red Robin Gourmet Burgers, Inc. (a)                            73,577
                                   8,800  Ruby Tuesday, Inc.                                             85,800
                                   3,000  Ruth's Chris Steak House, Inc. (a)                             26,820
                                   9,770  Sonic Corp. (a)                                               213,963
                                   4,600  The Steak n Shake Co. (a)                                      50,140

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                  Shares
Industry                            Held  Common Stocks                                                Value
---------------------------------------------------------------------------------------------------------------
                                   8,600  Texas Roadhouse, Inc. Class A (a)                       $      95,116
                                  10,200  Triarc Cos.                                                    89,352
                                                                                                  -------------
                                                                                                      2,931,522
---------------------------------------------------------------------------------------------------------------
Retail - 2.7%                      4,800  1-800-FLOWERS.COM, Inc. Class A (a)                            41,904
                                   7,500  99 Cents Only Stores (a)                                       59,700
                                   3,200  A.C. Moore Arts & Crafts, Inc. (a)                             44,000
                                   3,400  Asbury Automotive Group, Inc.                                  51,170
                                  11,000  Aeropostale, Inc. (a)                                         291,500
                                   4,100  bebe Stores, Inc.                                              52,726
                                   4,000  Big 5 Sporting Goods Corp.                                     57,680
                                  30,900  Blockbuster, Inc. Class A (a)                                 120,510
                                   2,300  Blue Nile, Inc. (a)                                           156,538
                                   1,300  The Bon-Ton Stores, Inc.                                       12,337
                                   3,100  Books-A-Million, Inc.                                          36,952
                                   9,300  Borders Group, Inc.                                            99,045
                                   7,125  Brown Shoe Co., Inc.                                          108,086
                                   2,300  The Buckle, Inc.                                               75,900
                                   2,500  Build-A-Bear Workshop, Inc. (a)                                34,875
                                   7,200  CSK Auto Corp. (a)                                             36,072
                                   5,600  Cabela's, Inc. Class A (a)                                     84,392
                                   2,600  Cache, Inc. (a)                                                24,284
                                   6,700  Casual Male Retail Group, Inc.                                 34,706
                                   5,300  The Cato Corp. Class A                                         82,998
                                  11,369  Central Garden & Pet Co. Class A (a)                           60,938
                                   4,100  Charlotte Russe Holding, Inc. (a)                              66,215
                                  17,400  Charming Shoppes, Inc. (a)                                     94,134
                                   3,300  The Children's Place Retail Stores, Inc. (a)                   85,569
                                   5,800  Christopher & Banks Corp.                                      66,410
                                  10,000  Collective Brands, Inc. (a)                                   173,900
                                   1,500  Conn's, Inc. (a)                                               25,665
                                   7,600  Dress Barn, Inc. (a)                                           95,076
                                   3,800  Eddie Bauer Holdings, Inc. (a)                                 24,130
                                   6,300  Ezcorp, Inc. (a)                                               71,127
                                   2,300  FTD Group, Inc.                                                29,624
                                   6,500  Fred's, Inc.                                                   62,595
                                   3,600  GSI Commerce, Inc. (a)                                         70,200
                                   2,800  Gaiam, Inc. (a)                                                83,104
                                     500  Gander Mountain Co. (a)                                         2,465
                                   3,800  Genesco, Inc. (a)                                             143,640
                                   3,900  Group 1 Automotive, Inc.                                       92,625
                                   4,900  Gymboree Corp. (a)                                            149,254
                                   5,550  Hibbett Sports, Inc. (a)                                      110,889
                                   7,800  Hot Topic, Inc. (a)                                            45,396
                                   8,100  Insight Enterprises, Inc. (a)                                 147,744
                                   4,000  Jo-Ann Stores, Inc. (a)                                        52,320
                                   3,125  Jos. A. Bank Clothiers, Inc. (a)                               88,906
                                     979  Lawson Products, Inc.                                          37,124
                                   2,600  Lithia Motors, Inc. Class A                                    35,698
                                   2,600  MarineMax, Inc. (a)                                            40,300
                                   8,400  Men's Wearhouse, Inc.                                         226,632
                                   3,500  New York & Co. (a)                                             22,330
                                   2,800  Overstock.com, Inc. (a)                                        43,484
                                     900  PC Connection, Inc. (a)                                        10,215
                                  10,600  Pacific Sunwear of California, Inc. (a)                       149,566
                                   3,700  The Pantry, Inc. (a)                                           96,681
                                   7,100  The Pep Boys - Manny, Moe & Jack                               81,508
                                   4,100  PetMed Express, Inc. (a)                                       49,610
                                  14,400  Pier 1 Imports, Inc. (a)                                       75,312

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                  Shares
Industry                            Held  Common Stocks                                                Value
---------------------------------------------------------------------------------------------------------------
                                   1,900  PriceSmart, Inc.                                        $      57,114
                                   6,000  Priceline.com, Inc. (a)                                       689,160
                                   3,500  Retail Ventures, Inc. (a)                                      17,815
                                   5,400  Rush Enterprises, Inc. Class A (a)                             98,172
                                   2,700  Russ Berrie & Co., Inc. (a)                                    44,172
                                  14,000  Sally Beauty Co., Inc. (a)                                    126,700
                                   3,700  School Specialty, Inc. (a)                                    127,835
                                   2,100  Shutterfly, Inc. (a)                                           53,802
                                   5,000  Sonic Automotive, Inc.                                         96,800
                                   7,050  Stage Stores, Inc.                                            104,340
                                   3,300  Stamps.com, Inc.                                               40,194
                                   4,400  Stein Mart, Inc.                                               20,856
                                     500  Syms Corp.                                                      7,550
                                   1,300  Systemax, Inc.                                                 26,416
                                   3,700  The Talbots, Inc.                                              43,734
                                   4,900  Tuesday Morning Corp.                                          24,843
                                   3,700  Tween Brands, Inc. (a)                                         97,976
                                   7,000  United Natural Foods, Inc. (a)                                222,040
                                   5,100  ValueVision Media, Inc. Class A (a)                            32,079
                                   2,200  Volcom, Inc. (a)                                               48,466
                                  12,600  The Wet Seal, Inc. Class A (a)                                 29,358
                                   6,500  Zale Corp. (a)                                                104,390
                                   3,100  Zumiez, Inc. (a)                                               75,516
                                                                                                  -------------
                                                                                                      6,405,089
---------------------------------------------------------------------------------------------------------------
Savings & Loan - 1.0%              3,400  Anchor Bancorp Wisconsin, Inc.                                 79,968
                                   9,900  Bank Mutual Corp.                                             104,643
                                   8,100  BankAtlantic Bancorp, Inc. Class A                             33,210
                                   5,200  BankUnited Financial Corp. Class A                             35,880
                                   1,400  Berkshire Hills Bancorp, Inc.                                  36,400
                                  10,200  Brookline Bancorp, Inc.                                       103,632
                                   4,400  Dime Community Bancshares, Inc.                                56,188
                                   3,100  Downey Financial Corp.                                         96,441
                                   2,300  First Financial Holdings, Inc.                                 63,066
                                   2,225  First Indiana Corp.                                            71,200
                                  15,300  First Niagara Financial Group, Inc.                           184,212
                                   2,300  First Place Financial Corp.                                    32,177
                                   2,400  FirstFed Financial Corp. (a)                                   85,968
                                   7,100  Flagstar Bancorp, Inc.                                         49,487
                                   3,400  Flushing Financial Corp.                                       54,570
                                   1,700  Great Southern Bancorp, Inc.                                   37,332
                                   1,950  Horizon Financial Corp.                                        34,008
                                   1,900  IBERIABANK Corp.                                               88,825
                                   1,300  Imperial Capital Bancorp, Inc.                                 23,790
                                   4,500  KNBT Bancorp, Inc.                                             69,390
                                   3,500  Kearny Financial Corp.                                         41,685
                                     200  NASB Financial, Inc.                                            5,204
                                  18,500  NewAlliance Bancshares, Inc.                                  213,120
                                   3,000  Northwest Bancorp, Inc.                                        79,710
                                   5,800  Ocwen Financial Corp. (a)                                      32,132
                                   3,600  PFF Bancorp, Inc.                                              43,344
                                  10,700  Provident Financial Services, Inc.                            154,294
                                   6,900  Provident New York Bancorp                                     89,148
                                   1,400  Rockville Financial, Inc.                                      17,080
                                     900  Roma Financial Corp.                                           14,121
                                   8,460  Sterling Financial Corp.                                      142,043
                                   3,200  TierOne Corp.                                                  70,880
                                   4,400  United Community Financial Corp.                               24,288
                                   1,300  ViewPoint Financial Group                                      21,489

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                  Shares
Industry                            Held  Common Stocks                                                Value
---------------------------------------------------------------------------------------------------------------
                                  18,600  W Holding Co., Inc.                                     $      22,506
                                   1,700  Westfield Financial, Inc.                                      16,490
                                                                                                  -------------
                                                                                                      2,327,921
---------------------------------------------------------------------------------------------------------------
Scientific Equipment &             6,400  Newport Corp. (a)                                              81,856
Suppliers - 0.2%                   4,900  Varian, Inc. (a)                                              319,970
                                                                                                  -------------
                                                                                                        401,826
---------------------------------------------------------------------------------------------------------------
Securities Brokerage &             8,600  Centerline Holding Co.                                         65,532
Services - 0.5%                    2,500  GFI Group, Inc. (a)                                           239,300
                                   4,300  KBW, Inc. (a)                                                 110,037
                                  15,600  Knight Capital Group, Inc. Class A (a)                        224,640
                                   8,700  LaBranche & Co., Inc. (a)                                      43,848
                                  12,300  Ladenburg Thalmann Financial Services, Inc. (a)                26,076
                                   5,100  MarketAxess Holdings, Inc. (a)                                 65,433
                                   6,700  optionsXpress Holdings, Inc.                                  226,594
                                   1,800  Penson Worldwide, Inc. (a)                                     25,830
                                   4,200  SWS Group, Inc.                                                53,214
                                   2,821  Thomas Weisel Partners Group, Inc. (a)                         38,732
                                                                                                  -------------
                                                                                                      1,119,236
---------------------------------------------------------------------------------------------------------------
Services: Commercial - 3.0%        7,200  ABM Industries, Inc.                                          146,808
                                   5,600  AMN Healthcare Services, Inc. (a)                              96,152
                                   3,800  Administaff, Inc.                                             107,464
                                   3,100  The Advisory Board Co. (a)                                    198,989
                                   3,000  Ambassadors Group, Inc.                                        54,930
                                   2,000  Ambassadors International, Inc.                                29,160
                                     700  Barrett Business Services, Inc.                                12,607
                                   7,700  CBIZ, Inc. (a)                                                 75,537
                                   2,200  CDI Corp.                                                      53,372
                                   2,000  CRA International, Inc. (a)                                    95,220
                                   3,700  Casella Waste Systems, Inc. (a)                                48,248
                                   3,900  Chemed Corp.                                                  217,932
                                   3,100  CoStar Group, Inc. (a)                                        146,475
                                   4,800  Coinstar, Inc. (a)                                            135,120
                                   1,700  Cornell Cos., Inc. (a)                                         39,644
                                   5,600  Cross Country Healthcare, Inc. (a)                             79,744
                                   4,600  Diamond Management & Technology Consultants, Inc.              33,442
                                   4,100  DynCorp. International, Inc. (a)                              110,208
                                   2,800  Exponent, Inc. (a)                                             75,712
                                   7,400  FTI Consulting, Inc. (a)                                      456,136
                                   1,300  First Advantage Corp. Class A (a)                              21,411
                                   2,400  Forrester Research, Inc. (a)                                   67,248
                                   3,600  G&K Services, Inc. Class A                                    135,072
                                   8,200  The Geo Group, Inc. (a)                                       229,600
                                   4,600  Gevity HR, Inc.                                                35,374
                                   2,680  Global Sources Ltd. (a)                                        75,630
                                   8,800  Harris Interactive, Inc. (a)                                   37,488
                                   3,100  Heidrick & Struggles International, Inc.                      115,041
                                   5,900  Home Solutions of America, Inc. (a)                             5,900
                                   4,100  Hudson Highland Group, Inc. (a)                                34,481
                                   1,300  ICT Group, Inc. (a)                                            15,535
                                  15,100  IKON Office Solutions, Inc.                                   196,602
                                   4,900  Jackson Hewitt Tax Service, Inc.                              155,575
                                   3,800  Kelly Services, Inc. Class A                                   70,908
                                   5,100  Kforce, Inc. (a)                                               49,725
                                   4,900  The Knot, Inc. (a)                                             78,106
                                   7,200  Korn/Ferry International (a)                                  135,504
                                   1,700  Liquidity Services, Inc. (a)                                   21,930
                                   2,700  MAXIMUS, Inc.                                                 104,247
                                  16,600  MPS Group, Inc. (a)                                           181,604

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                  Shares
Industry                            Held  Common Stocks                                                Value
---------------------------------------------------------------------------------------------------------------
                                   2,700  Midas, Inc. (a)                                         $      39,582
                                   3,000  Monro Muffler, Inc.                                            58,470
                                   7,900  Navigant Consulting, Inc. (a)                                 107,993
                                   7,000  Net 1 UEPS Technologies, Inc. (a)                             205,520
                                   5,300  On Assignment, Inc. (a)                                        37,153
                                   4,600  Orbitz Worldwide, Inc. (a)                                     39,100
                                   8,700  PHH Corp. (a)                                                 153,468
                                   4,300  People Support, Inc. (a)                                       58,824
                                   4,300  Perficient, Inc. (a)                                           67,682
                                   1,600  Pre-Paid Legal Services, Inc. (a)                              88,560
                                   2,100  The Providence Service Corp. (a)                               59,094
                                   7,200  Regis Corp.                                                   201,312
                                   8,400  Resources Connection, Inc.                                    152,544
                                   7,400  Rollins, Inc.                                                 142,080
                                   8,100  Source Interlink Cos., Inc. (a)                                23,328
                                  10,000  Spherion Corp. (a)                                             72,800
                                     600  Standard Parking Corp. (a)                                     29,094
                                   2,300  Steiner Leisure Ltd. (a)                                      101,568
                                   6,300  TeleTech Holdings, Inc. (a)                                   134,001
                                   9,800  Tetra Tech, Inc. (a)                                          210,700
                                     600  Travelzoo, Inc. (a)                                             8,208
                                   7,500  TrueBlue, Inc. (a)                                            108,600
                                   2,000  Unifirst Corp.                                                 76,000
                                   3,400  Viad Corp.                                                    107,372
                                   2,250  Volt Information Sciences, Inc. (a)                            41,085
                                  11,100  Waste Connections, Inc. (a)                                   342,990
                                     700  Waste Industries USA, Inc.                                     25,410
                                   3,133  Waste Services, Inc. (a)                                       26,850
                                   6,900  Watson Wyatt Worldwide, Inc.                                  320,229
                                   4,600  World Fuel Services Corp.                                     133,538
                                                                                                  -------------
                                                                                                      7,153,036
---------------------------------------------------------------------------------------------------------------
Shipping - 0.6%                    8,500  American Commercial Lines, Inc. (a)                           138,040
                                   1,600  Arlington Tankers Ltd                                          35,408
                                   2,500  Double Hull Tankers, Inc.                                      30,600
                                   7,100  Eagle Bulk Shipping, Inc.                                     188,505
                                   3,100  Genco Shipping & Trading Ltd.                                 169,756
                                   4,200  General Maritime Corp.                                        102,690
                                   6,000  Golar LNG Ltd.                                                132,720
                                   3,900  Gulfmark Offshore, Inc. (a)                                   182,481
                                   5,000  Horizon Lines, Inc. Class A                                    93,200
                                   2,300  Knightsbridge Tankers Ltd.                                     55,545
                                   4,500  Nordic American Tanker Shipping Ltd.                          147,690
                                   5,400  Ship Finance International Ltd.                               149,634
                                     600  TBS International Ltd. (a)                                     19,836
                                                                                                  -------------
                                                                                                      1,446,105
---------------------------------------------------------------------------------------------------------------
Shoes - 0.5%                       2,600  DSW, Inc. Class A (a)                                          48,776
                                   2,000  Deckers Outdoor Corp. (a)                                     310,120
                                   6,800  The Finish Line, Inc. Class A                                  16,456
                                   1,000  Heelys, Inc. (a)                                                6,960
                                   8,300  Iconix Brand Group, Inc. (a)                                  163,178
                                   4,200  K-Swiss, Inc. Class A                                          76,020
                                   1,600  Kenneth Cole Productions, Inc. Class A                         27,984
                                   1,500  Shoe Carnival, Inc. (a)                                        21,165
                                   3,200  Skechers U.S.A., Inc. Class A (a)                              62,432
                                   3,300  Steven Madden Ltd. (a)                                         66,000
                                   7,600  Timberland Co. Class A (a)                                    137,408
                                     800  Weyco Group, Inc.                                              22,000

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                  Shares
Industry                            Held  Common Stocks                                                Value
---------------------------------------------------------------------------------------------------------------
                                   8,800  Wolverine World Wide, Inc.                              $     215,776
                                                                                                  -------------
                                                                                                      1,174,275
---------------------------------------------------------------------------------------------------------------
Steel - 0.3%                         958  Claymont Steel, Inc. (a)                                       22,369
                                   1,500  Esmark, Inc. (a)                                               21,195
                                   4,100  Gibraltar Industries, Inc.                                     63,222
                                   1,400  Olympic Steel, Inc.                                            44,394
                                   3,500  Schnitzer Steel Industries, Inc. Class A                      241,955
                                   1,300  Universal Stainless & Alloy Products, Inc. (a)                 46,241
                                  11,200  Worthington Industries, Inc.                                  200,256
                                                                                                  -------------
                                                                                                        639,632
---------------------------------------------------------------------------------------------------------------
Sugar - 0.0%                       1,900  Imperial Sugar Co. New Shares                                  35,663
---------------------------------------------------------------------------------------------------------------
Telecommunications Equipment         100  Airvana, Inc. (a)                                                 543
- 0.6%                            24,544  Arris Group, Inc. (a)                                         244,944
                                   2,800  Audiovox Corp. Class A (a)                                     34,720
                                   7,300  Belden, Inc.                                                  324,850
                                   6,900  Mastec, Inc. (a)                                               70,173
                                   2,100  OpNext, Inc. (a)                                               18,585
                                   7,800  Plantronics, Inc.                                             202,800
                                  14,300  Polycom, Inc. (a)                                             397,254
                                  20,500  Powerwave Technologies, Inc. (a)                               82,615
                                     200  Preformed Line Products Co.                                    11,900
                                   8,000  Symmetricom, Inc. (a)                                          37,680
                                                                                                  -------------
                                                                                                      1,426,064
---------------------------------------------------------------------------------------------------------------
Textile Products - 0.1%            8,900  Interface, Inc. Class A                                       145,248
---------------------------------------------------------------------------------------------------------------
Textiles Apparel                   8,800  Carter's, Inc. (a)                                            170,280
Manufacturers - 0.7%               1,400  Cherokee, Inc.                                                 45,178
                                   2,200  Columbia Sportswear Co.                                        96,998
                                   1,600  G-III Apparel Group, Ltd. (a)                                  23,632
                                   6,070  J. Crew Group, Inc. (a)                                       292,635
                                   4,200  Kellwood Co.                                                   69,888
                                   2,200  Lululemon Athletica, Inc. (a)                                 104,214
                                   3,000  Maidenform Brands, Inc. (a)                                    40,590
                                   2,500  Oxford Industries, Inc.                                        64,425
                                   1,950  Perry Ellis International, Inc. (a)                            29,991
                                  20,100  Quiksilver, Inc. (a)                                          172,458
                                   2,600  True Religion Apparel, Inc. (a)                                55,510
                                   3,900  Under Armour, Inc. Class A (a)                                170,313
                                   7,500  The Warnaco Group, Inc. (a)                                   261,000
                                                                                                  -------------
                                                                                                      1,597,112
---------------------------------------------------------------------------------------------------------------
Tires & Rubber - 0.1%             10,000  Cooper Tire & Rubber Co.                                      165,800
                                   3,600  Titan International, Inc.                                     112,536
                                                                                                  -------------
                                                                                                        278,336
---------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%                    15,700  Alliance One International, Inc. (a)                           63,899
                                   2,500  Schweitzer-Mauduit International, Inc.                         64,775
                                   4,400  Universal Corp.                                               225,368
                                   5,519  Vector Group Ltd.                                             110,711
                                                                                                  -------------
                                                                                                        464,753
---------------------------------------------------------------------------------------------------------------
Toys - 0.2%                        4,700  Jakks Pacific, Inc. (a)                                       110,967
                                   5,600  Leapfrog Enterprises, Inc. (a)                                 37,688
                                   8,300  Marvel Entertainment, Inc. (a)                                221,693
                                                                                                  -------------
                                                                                                        370,348
---------------------------------------------------------------------------------------------------------------
Transportation Miscellaneous       4,000  Celadon Group, Inc. (a)                                        36,640
- 0.2%                             1,400  Dynamex, Inc. (a)                                              37,884
                                   6,300  HUB Group, Inc. Class A (a)                                   167,454
                                   7,900  Odyssey Marine Exploration, Inc. (a)                           48,901
                                   6,000  Pacer International, Inc.                                      87,600

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                  Shares
Industry                            Held  Common Stocks                                                Value
---------------------------------------------------------------------------------------------------------------
                                     600  Textainer Group Holdings Ltd.                           $       8,718
                                   2,500  Ultrapetrol Bahamas Ltd. (a)                                   42,525
                                                                                                  -------------
                                                                                                        429,722
---------------------------------------------------------------------------------------------------------------
Truckers - 0.4%                    3,100  Arkansas Best Corp.                                            68,014
                                   5,100  Forward Air Corp.                                             158,967
                                  10,100  Heartland Express, Inc.                                       143,218
                                   9,350  Knight Transportation, Inc.                                   138,473
                                   2,500  Marten Transport Ltd. (a)                                      34,875
                                   4,850  Old Dominion Freight Line, Inc. (a)                           112,084
                                     100  Patriot Transportation Holding, Inc. (a)                        9,223
                                   2,600  Saia, Inc. (a)                                                 34,580
                                   1,000  Universal Truckload Services, Inc. (a)                         19,160
                                   7,400  Werner Enterprises, Inc.                                      126,022
                                                                                                  -------------
                                                                                                        844,616
---------------------------------------------------------------------------------------------------------------
Utilities: Cable TV & Radio        8,800  Mediacom Communications Corp. Class A (a)                      40,392
- 0.0%
---------------------------------------------------------------------------------------------------------------
Utilities: Electrical - 1.5%       4,100  Allete, Inc.                                                  162,278
                                   8,500  Avista Corp.                                                  183,090
                                   6,100  Black Hills Corp.                                             269,010
                                   2,600  CH Energy Group, Inc.                                         115,804
                                   1,300  Central Vermont Public Service Corp.                           40,092
                                   9,600  Cleco Corp.                                                   266,880
                                   7,800  El Paso Electric Co. (a)                                      199,446
                                   5,300  The Empire District Electric Co.                              120,734
                                   6,700  IDACORP, Inc.                                                 235,974
                                   6,700  ITC Holdings Corp.                                            378,014
                                   3,500  MGE Energy, Inc.                                              124,145
                                   5,400  NorthWestern Corp.                                            159,300
                                   4,800  Otter Tail Corp.                                              166,080
                                  11,800  PNM Resources, Inc.                                           253,110
                                   2,800  Pike Electric Corp. (a)                                        46,928
                                   4,700  Portland General Electric Co.                                 130,566
                                   4,333  UIL Holdings Corp.                                            160,104
                                   5,700  Unisource Energy Corp.                                        179,835
                                  15,800  Westar Energy, Inc.                                           409,852
                                                                                                  -------------
                                                                                                      3,601,242
---------------------------------------------------------------------------------------------------------------
Utilities: Gas Distributors        1,200  EnergySouth, Inc.                                              69,600
- 0.8%                             3,500  The Laclede Group, Inc.                                       119,840
                                   4,600  New Jersey Resources Corp.                                    230,092
                                   7,000  Nicor, Inc.                                                   296,450
                                   4,500  Northwest Natural Gas Co.                                     218,970
                                  12,100  Piedmont Natural Gas Co.                                      316,536
                                   5,000  South Jersey Industries, Inc.                                 180,450
                                   6,900  Southwest Gas Corp.                                           205,413
                                   7,500  WGL Holdings, Inc.                                            245,700
                                                                                                  -------------
                                                                                                      1,883,051
---------------------------------------------------------------------------------------------------------------
Utilities: Miscellaneous - 0.1%   61,000  Aquila, Inc. (a)                                              227,530
---------------------------------------------------------------------------------------------------------------
Utilities: Telecommunications      7,400  Alaska Communications Systems Group, Inc.                     111,000
- 1.2%                             1,200  Atlantic Tele-Network, Inc.                                    40,536
                                   4,800  Centennial Communications Corp. (a)                            44,592
                                  42,200  Cincinnati Bell, Inc. (a)                                     200,450
                                   3,200  Consolidated Communications Holdings, Inc.                     63,680
                                   5,300  FairPoint Communications, Inc.                                 69,006
                                  20,010  FiberTower Corp. (a)                                           45,623
                                   8,700  General Communication, Inc. Class A (a)                        76,125
                                   6,000  Global Crossing Ltd. (a)                                      132,300
                                   2,100  Globalstar, Inc. (a)                                           16,800
                                   2,600  Golden Telecom, Inc. (a)(b)                                   262,470

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                  Shares
Industry                            Held  Common Stocks                                                Value
---------------------------------------------------------------------------------------------------------------
                                  18,600  ICO Global Communications Holdings Ltd. (a)             $      59,148
                                   8,100  IDT Corp. Class B                                              68,445
                                   2,800  iPCS, Inc.                                                    100,772
                                   3,900  Ibasis, Inc.                                                   20,007
                                   5,100  Iowa Telecommunications Services, Inc.                         82,926
                                   4,100  NTELOS Holdings Corp.                                         121,729
                                     700  Neutral Tandem, Inc. (a)                                       13,314
                                   3,400  North Pittsburgh Systems, Inc.                                 83,957
                                   3,300  ORBCOMM, Inc. (a)                                              20,757
                                  11,470  PAETEC Holding Corp. (a)                                      111,833
                                  10,500  Premiere Global Services, Inc. (a)                            155,925
                                   4,800  RCN Corp.                                                      74,832
                                   1,800  Rural Cellular Corp. Class A (a)                               79,362
                                   3,600  Shenandoah Telecom Co.                                         86,328
                                   2,400  SureWest Communications                                        41,040
                                  23,730  Time Warner Telecom, Inc. Class A (a)                         481,482
                                   4,300  USA Mobility, Inc.                                             61,490
                                   3,600  Virgin Mobile USA, Inc. (a)                                    32,004
                                                                                                  -------------
                                                                                                      2,757,933
---------------------------------------------------------------------------------------------------------------
Utilities: Water - 0.2%            3,000  American States Water Co.                                     113,040
                                   3,100  California Water Service Group                                114,762
                                   1,900  Consolidated Water Co., Inc.                                   47,861
                                   2,500  SJW Corp.                                                      86,675
                                   3,965  Southwest Water Co.                                            49,642
                                                                                                  -------------
                                                                                                        411,980
---------------------------------------------------------------------------------------------------------------
Wholesale & International          5,800  Central European Distribution Corp. (a)                       336,864
Trade - 0.1%
---------------------------------------------------------------------------------------------------------------
Wholesalers - 0.3%                 8,230  Brightpoint, Inc. (a)                                         126,413
                                   2,200  Houston Wire & Cable Co.                                       31,108
                                  18,200  LKQ Corp. (a)                                                 382,564
                                   1,400  MWI Veterinary Supply, Inc. (a)                                56,000
                                   5,500  Prestige Brands Holdings, Inc. (a)                             41,140
                                   3,800  United Stationers, Inc. (a)                                   175,598
                                                                                                  -------------
                                                                                                        812,823
---------------------------------------------------------------------------------------------------------------
                                          Total Common Stocks                                       205,289,669
                                          (Cost - $201,969,927) - 87.5%
---------------------------------------------------------------------------------------------------------------
                                          Investment Companies
---------------------------------------------------------------------------------------------------------------
                                   1,000  BlackRock Kelso Capital Corp. (e)                              15,280
                                   2,300  Gladstone Capital Corp.                                        39,100
                                   5,500  Hercules Technology Growth Capital, Inc.                       68,310
                                   1,100  Kayne Anderson Energy Development Co.                          25,201
                                   4,400  Patriot Capital Funding, Inc.                                  44,396
                                   3,800  Pennantpark Investment Corp.                                   38,076
                                   3,000  Prospect Capital Corp.                                         39,150
---------------------------------------------------------------------------------------------------------------
                                          Total Investment Companies
                                          (Cost - $343,489) - 0.1%                                      269,513
---------------------------------------------------------------------------------------------------------------

                                          Rights
---------------------------------------------------------------------------------------------------------------
Chemicals - 0.0%                     360  Medis Technologies Ltd. (a)(d)                                      0
---------------------------------------------------------------------------------------------------------------
                                          Total Rights                                                        0
                                          (Cost - $0) - 0.0%
---------------------------------------------------------------------------------------------------------------

                                    Face
                                  Amount  Short-Term Securities
---------------------------------------------------------------------------------------------------------------
Time Deposits - 13.7%       $ 32,181,442  State Street Bank & Trust Co., 3.25% due 1/02/2008         32,181,442
---------------------------------------------------------------------------------------------------------------
                                          Total Short-Term Securities
                                          (Cost - $32,181,442) - 13.7%                               32,181,442
---------------------------------------------------------------------------------------------------------------
                                          Total Investments Before Options Written
                                          (Cost - $234,494,858*) - 101.3%                           237,740,624
---------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                               Number of
                               Contracts  Options Written                                              Value
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Call Options Written                 750  Russell 2000 Index, expiring January 2008 at USD 770     $ (1,177,500)
                                     750  Russell 2000 Index, expiring January 2008 at USD 780         (836,250)
---------------------------------------------------------------------------------------------------------------
                                          Total Options Written                                      (2,013,750)
                                          (Premiums Received - $3,235,500) - (0.8%)
---------------------------------------------------------------------------------------------------------------
                                          Total Investments, Net of Options Written                 235,726,874
                                          (Cost - $231,259,358)  - 100.5%

                                          Liabilities in Excess of Other Assets - (0.5%)             (1,174,454)
                                                                                                  -------------
                                          Net Assets - 100.0%                                     $ 234,552,420
                                                                                                  =============

* The cost and unrealized appreciation (depreciation) of investments, as of December 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 237,617,800
                                                                  =============
      Gross unrealized appreciation                               $   4,448,732
      Gross unrealized depreciation                                  (4,325,908)
                                                                  -------------
      Net unrealized appreciation                                 $     122,824
                                                                  =============

(a)   Non-income producing security.
(b)   Depositary receipts.
(c) All or a portion of security held as collateral in connection with open financial futures contracts.
(d)   The rights may be exercised until January 7, 2008.
(e) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                         Purchase    Sales   Realized   Dividend
      Affiliate                            Cost       Cost     Gain      Income
      --------------------------------------------------------------------------
      Anthracite Capital,                $  6,075   $ 6,012   $  304    $ 11,690
      Inc.
      BlackRock Kelso Capital Corp.      $ 15,419      --       --          --
      --------------------------------------------------------------------------

o For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.
o Financial futures contracts purchased as of December 31, 2007 were as follows:

      ----------------------------------------------------------------------------------
      Number of                            Expiration        Face            Unrealized
      Contracts            Issue              Date           Value          Appreciation
      ----------------------------------------------------------------------------------
         75         Russell 2000 Index     March 2008     $ 28,884,339         $ 73,161
      ----------------------------------------------------------------------------------

      REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON DETAILED
                            SCHEDULE OF INVESTMENTS

To the Shareholders and Board of Directors of Small Cap Premium & Dividend Income Fund Inc:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Small Cap Premium & Dividend Income Fund Inc. (the "Fund") as of December 31, 2007, and for the year then ended and have issued our report thereon dated February 29, 2008 which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR. Our audit also included the Fund's schedule of investments in securities (the "Schedule") as of December 31, 2007 appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the Fund's management. Our responsibility is to express an opinion based on our audit. In our opinion, the Schedule referred to above, when considered in relation to the basic financial statements taken as a whole of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

Deloitte & Touche LLP

Princeton, New Jersey
February 29, 2008

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - The registrant has delegated the voting of proxies relating to its voting securities to its investment sub-adviser, BlackRock Advisors, LLC (the "Sub-Adviser" or "BlackRock"). The Proxy Voting Policies and Procedures of the Sub-Adviser (the "Proxy Voting Policies") are attached as an Exhibit hereto.

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - as of December 31, 2007.

            (a)(1) Small Cap Premium & Dividend Income Fund Inc. is managed by Jonathan A. Clark, Managing Director at BlackRock and Debra L. Jelilian, Director at BlackRock. Each is a member of BlackRock's Quantitative Investments team. Mr. Clark and Ms. Jelilian are jointly responsible for the day-to-day management of the Fund's portfolio and the selection of its investments. Mr. Clark and Ms. Jelilian have been the Fund's portfolio managers since 2005.

            Mr. Clark joined BlackRock in 2006. Mr. Clark was a Director at BlackRock from 2006 to 2007. Prior to joining BlackRock, he was a Director of Merrill Lynch Investment Managers, L.P. ("MLIM") from 1999 to 2006. At MLIM, he was a member of the Quantitative Investments team, responsible for managing arbitrage and derivative strategies for enhanced and structured portfolios. He also managed a commodities futures portfolio, and was a member of the Quantitative Investment Committee.

            Ms. Jelilian joined BlackRock in 2006. Prior to joining BlackRock, she was a Director at MLIM from 1999 to 2006. At MLIM, she was a member of the Quantitative Investments team, responsible for the management of MLIM's equity index portfolios and leading MLIM's transition management efforts in the Americas. She was also a member of the Quantitative Investment Committee.

            (a)(2) As of December 31, 2007:

            -----------------------------------------------------------------------------------------------------------------------
                                                                                             (iii) Number of Other Accounts and
                                      (ii) Number of Other Accounts Managed                     Assets for Which Advisory Fee is
                                           and Assets by Account Type                                 Performance-Based
            -----------------------------------------------------------------------------------------------------------------------
                                    Other             Other                                Other            Other
              (i) Name of         Registered          Pooled                             Registered        Pooled
               Portfolio          Investment        Investment            Other          Investment       Investment      Other
                Manager           Companies          Vehicles            Accounts        Companies         Vehicles      Accounts
            -----------------------------------------------------------------------------------------------------------------------
            Jonathan A.
            Clark                      9                 5                   0               0             0                  0
            -----------------------------------------------------------------------------------------------------------------------
                               $3,200,240,495      $1,243,653,307           $0              $0            $0                 $0
            -----------------------------------------------------------------------------------------------------------------------
            Debra L.
            Jelilian                  25                18                  22               0             0                  1
            -----------------------------------------------------------------------------------------------------------------------
                               $24,550,722,411     $10,597,337,547    $35,513,726,340       $0            $0          $3,563,742,267
            -----------------------------------------------------------------------------------------------------------------------

            (iv) Potential Material Conflicts of Interest

            BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock's (or its affiliates') officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Fund. In this connection, it should be noted that Ms. Jelilian currently manages certain accounts that are subject to performance fees. In addition, certain portfolio managers may assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

            As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

            (a)(3) As of December 31, 2007:

            Portfolio Manager Compensation Overview

            BlackRock's financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan.

            Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

            Discretionary Incentive Compensation

            Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager's group within BlackRock, the investment performance, including risk-adjusted returns, of the firm's assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual's seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock's Chief Investment Officers determine the benchmarks against which to compare the performance of funds and other accounts managed by each portfolio manager and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks for the Fund include the following:

            --------------------------------------------------------------------
            Portfolio Manager       Benchmarks Applicable to Each Manager
            --------------------------------------------------------------------
            Jonathan A. Clark       A combination of market-based indices (e.g.,
                                    The S&P 500(R) Index, MSCI World Index),
                                    certain customized indices and certain fund
                                    industry peer groups.
            --------------------------------------------------------------------
            Debra L. Jelilian       A combination of market-based indices (e.g.,
                                    The S&P 500(R) Index), certain customized
                                    indices and certain fund industry peer
                                    groups.
            --------------------------------------------------------------------

            BlacBlackRock's Chief Investment Officers make a subjective determination with respect to the portfolio manager's compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks noted above. Performance is measured on both a pre-tax basis over various time periods including 1, 3 and 5-year periods, as applicable.

            Distribution of Discretionary Incentive Compensation

            Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year "at risk" based on the Company's ability to sustain and improve its performance over future periods.

            Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

                  Long-Term Retention and Incentive Plan ("LTIP") --The LTIP is
            a long-term incentive plan that seeks to reward certain key employees. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Mr. Clark and Ms. Jelilian have each received awards under the LTIP.

                  Deferred Compensation Program --A portion of the compensation paid to each portfolio manager may be voluntarily deferred by the portfolio manager into an account that tracks the performance of certain of the firm's investment products. Each portfolio manager is permitted to allocate his deferred amounts among various options, including to certain of the firm's hedge funds and other unregistered products. Every portfolio manager is eligible to participate in the deferred compensation program.

                  Incentive Savings Plans -- BlackRock, Inc. has created a
            variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP) and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. Company contributions follow the investment direction set by participants for their own contributions or absent, employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

            (a)(4) Beneficial Ownership of Securities. As of December 31, 2007,
                   neither Mr. Clark nor Ms. Jelilian beneficially owned any stock issued by the Fund.

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers -

            ------------------------------------------------------------------------------------------------------------------------
            Period                    (a) Total         (b) Average          (c) Total Number of           (d) Maximum Number (or
                                      Number of         Price Paid per       Shares Purchased as Part      Approx. Dollar Value) of
                                      Shares            Share                of Publicly Announced         Shares that May Yet Be
                                      Purchased                              Plans or Programs             Purchased Under the Plans
                                                                                                           or Programs
            ------------------------------------------------------------------------------------------------------------------------
            July 1-31, 2007            49,300             $18.82 (1)               49,300(2)                          0
            ------------------------------------------------------------------------------------------------------------------------
            August 1-31, 2007
            ------------------------------------------------------------------------------------------------------------------------
            September 1-30, 2007
            ------------------------------------------------------------------------------------------------------------------------
            October 1-31, 2007
            ------------------------------------------------------------------------------------------------------------------------
            November 1-30, 2007
            ------------------------------------------------------------------------------------------------------------------------
            December 1-31, 2007
            ------------------------------------------------------------------------------------------------------------------------
            Total:                     49,300             $18.82 (1)               49,300(2)                          0
            ------------------------------------------------------------------------------------------------------------------------

(1) Subject to a repurchase fee of up to 0.38% of the net asset value per share.
(2) On May 29, 2007, the repurchase offer was announced to repurchase up to 5% of outstanding shares. The expiration date of the offer was July 6, 2007. The registrant may conduct annual repurchases for between 5% and 25% of its outstanding shares pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended.

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Corporate Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - See Item 2

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Small Cap Premium & Dividend Income Fund Inc.


By: /s/ Mitchell M. Cox
    --------------------
    Mitchell M. Cox
    Chief Executive Officer (principal executive officer) of
    Small Cap Premium & Dividend Income Fund Inc.

Date: February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    --------------------
    Mitchell M. Cox
    Chief Executive Officer (principal executive officer) of
    Small Cap Premium & Dividend Income Fund Inc.

Date: February 20, 2008


By: /s/ James E. Hillman
    --------------------
    James E. Hillman
    Chief Financial Officer (principal financial officer) of
    Small Cap Premium & Dividend Income Fund Inc.

Date: February 20, 2008